                                                                       Registration No. 333-31537
                                                                       File No. 811-08299

                                         SECURITIES AND EXCHANGE COMMISSION
                                               WASHINGTON, D.C. 20549
                                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       / X /

         PRE-EFFECTIVE AMENDMENT NO.                         /   /
                                     --

         POST-EFFECTIVE AMENDMENT NO.  8                    / X /
                                      ---

                                                       and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
                  COMPANY ACT OF 1940                      / X /

         Amendment No.  10                                / X /
                       ----

                                    Oppenheimer International Small Company Fund
-------------------------------------------------------------------------------------------------------------------
                           (Exact Name of Registrant as Specified in Charter)

                                     6803 South Tucson Way, Centennial, CO 80112

---------------------------------------------------------------------------------
                                      (Address of Principal Executive Offices)

                                                    303.768.3200
---------------------------------------------------------------------------------
                                           (Registrant's Telephone Number)

                                                ROBERT G. ZACK, ESQ.
                                               OppenheimerFunds, Inc.
                                    498 Seventh Avenue, New York, New York 10018
---------------------------------------------------------------------------------
                                       (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

/   /  Immediately upon filing pursuant to paragraph (b)
/ X /  On October 23, 2002, pursuant to paragraph (b)
/    /  60 days after filing, pursuant to paragraph (a)(1)
/    /  On ___________, pursuant to paragraph (a)(1)
/    /  75 days after filing, pursuant to paragraph (a)(2)
/    /  On _______, pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

/    /   This post-effective amendment designates a new effective date for a previously filed post-amendment.

Oppenheimer
International Small Company Fund

Prospectus dated October 23, 2002

                                                              Oppenheimer  International  Small  Company  Fund  is a
                                                              mutual fund that seeks long-term capital  appreciation
                                                              to make your  investment  grow.  It invests  mainly in
                                                              common  stocks of  "small-cap"  companies  outside the
                                                              United States.
                                                                       This    Prospectus     contains     important
                                                              information   about   the   Fund's   objective,    its
                                                              investment  policies,  strategies  and risks.  It also
                                                              contains  important  information  about how to buy and
                                                              sell  shares of the Fund and other  account  features.
                                                              Please  read  this  Prospectus  carefully  before  you
                                                              invest  and keep it for  future  reference  about your
                                                              account.

As  with  all  mutual  funds,   the   Securities  and
Exchange  Commission  has not approved or disapproved
the  Fund's  securities  nor has it  determined  that
this  Prospectus  is  accurate or  complete.  It is a
criminal offense to represent otherwise.

(OppenheimerFunds logo)

Contents

                  ABOUT THE FUND

                  The Fund's Investment Objective and Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed

                  ABOUT YOUR ACCOUNT

                  How to Buy Shares
                  Class A Shares
                  Class B Shares
                  Class C Shares
                  Class N Shares
                  Special Investor Services
                  AccountLink
                  PhoneLink

                  OppenheimerFunds Internet Website
                  Retirement Plans

                  How to Sell Shares
                  By Mail
                  By Telephone

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

A B O U T  T H E  F U N D

The Fund's Investment Objective and Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks long-term capital appreciation.

WHAT DOES THE FUND  MAINLY  INVEST IN?  The Fund  invests  mainly in common  stock of  companies  that are domiciled  outside the United  States or have their  primary  operations  outside the U.S. and have market capitalizations  of $2.5 billion or less.  These are described as "small-cap  companies." The Fund focuses on stocks of companies that the portfolio  managers believe have favorable growth prospects.  Under normal circumstances:

o        The Fund will invest at least 80% of its net assets plus borrowings for investment purposes, in
                equity securities ofo      small-cap  issuers.  The Fund currently  considers an issuer to be a "small cap issuer" if it has a market capitalization  (explained below) of $2.5 billion or less.  That  capitalization  parameter  is  subject  to  change  as the  relative  market
              capitalizations   of  small-cap   issuers   change  over  time.   The  Fund   measures  that
              capitalization  at the time the Fund buys a  security,  and it is not  required  to sell the security if the issuer's capitalization changes.

         The Fund will invest at least 65% of its total assets in foreign securities. o  The  Fund  is not required to invest a set portion of its assets in a particular  geographic region or regions or a particular industry or sector.

HOW DO THE PORTFOLIO  MANAGERS  DECIDE WHAT  SECURITIES TO BUY OR SELL?  In selecting  securities  for the
Fund,  the Fund's  portfolio  managers look primarily for foreign  companies  with high growth  potential.
They use fundamental analysis of a company's financial statements,  management  structure,  operations and product  development,  and  consider  factors  affecting  the  industry  of which the  issuer is part.  In seeking broad  diversification  of the Fund's  portfolio,  the  portfolio  managers  currently  search for foreign companies:
o        with small market capitalizations in developed and emerging markets,
o        with management that has a proven record,
o        with relatively stable or established  businesses in established markets,  that are entering into a growth cycle,
o        with strong earnings growth and above-average yield, with below-average valuation.

         In applying these and other selection  criteria,  the portfolio  managers  consider the effect of worldwide  trends on the growth of various business  sectors.  The trends,  or global "themes,"  currently employed include development of new technologies,  corporate  restructuring,  the growth of mass affluence and  demographic  changes.  This  strategy can change over time.  The  portfolio  managers do not invest a fixed or specific amount of the Fund's assets using these themes.

WHO IS THE FUND DESIGNED  FOR? The Fund is designed  primarily for  investors  seeking  capital  growth in their  investment  over the long term.  Those  investors  should be willing to assume the greater risks of short-term share price  fluctuations  that are typical for an aggressive growth fund focusing on small-cap stock  investments,  and the special risks of investing in both emerging and developed foreign  countries.
The Fund does not seek current income and the income from its  investments  will likely be small, so it is not designed for investors  needing current  income.  Because of its focus on long-term  growth,  the Fund may be appropriate  for a portion of a retirement  plan  investment.  However,  the Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments  have risks to some degree.  The Fund's  investments are subject to changes in their value from a number of factors,  described  below.  There is also the risk that poor  security  selection by the
Fund's  investment  Manager,  OppenheimerFunds,  Inc.,  will cause the Fund to  underperform  other  funds having a similar objective.

RISKS OF INVESTING IN STOCKS.  Because the Fund invests  primarily in common  stocks of foreign  small-cap growth  companies,  the value of the Fund's  portfolio  will be affected  by changes in the foreign  stock markets and the special  economic  and other  factors  that might affect the prices of small cap stocks in those markets.  Stocks of growth companies may provide greater  opportunities for capital appreciation but may be more  volatile  than other  stocks.  That  volatility  is likely to be even  greater for  small-cap companies.  Market  risk will  affect the Fund's net asset value per share,  which will  fluctuate  as the values of the Fund's  portfolio  securities  change.  The prices of  individual  stocks do not all move in the same direction  uniformly or at the same time.  Different  stock markets may behave  differently  from each other.

         Other  factors  can affect a  particular  stock's  price,  such as poor  earnings  reports by the issuer,  loss of  major  customers,  major  litigation  against  the  issuer,  or  changes  in  government regulations  affecting  the issuer or its  industry.  To the extent that the Fund  increased  the relative emphasis of its  investments  in a  particular  industry,  its share  values may  fluctuate in response to events affecting that industry.

SPECIAL RISKS OF SMALL-CAP  STOCKS.  Small-cap  growth  companies can include both  established  and newer companies.  While newer growth companies might offer greater  opportunities for capital  appreciation than larger,  more  established  companies,  they  involve  substantially  greater  risks  of  loss  and  price fluctuations than larger issuers.

         Newer small-cap  companies may have limited product lines or markets for their products,  limited access  to  financial  resources  and  less  depth in  management  skill  than  larger,  more  established companies.  Their stocks may be less liquid than those of larger  issuers.  That means the Fund could have greater  difficulty  selling a security  of a  small-cap  issuer at an  acceptable  price,  especially  in periods of market  volatility.  That factor  increases the potential for losses to the Fund.  Also, it may take a  substantial  period of time  before  the Fund  realizes  a gain on an  investment  in a  small-cap company, if it realizes any gain at all.

RISKS  OF  FOREIGN  INVESTING.  The  Fund  can buy  securities  of  companies  in any  country,  including
developed   countries  and  emerging   markets.   While  foreign   securities  offer  special   investment
opportunities,  there are also special risks.  The change in value of a foreign  currency against the U.S.
dollar  will  result  in a change in the U.S.  dollar  value of  securities  denominated  in that  foreign currency.  Foreign  issuers are not subject to the same accounting and disclosure  requirements  that U.S.
companies  are  subject  to.  The  value of  foreign  investments  may be  affected  by  exchange  control regulations,  expropriation or nationalization of a company's assets,  foreign taxes, delays in settlement of  transactions,  changes in  governmental  economic or monetary  policy in the U.S. or abroad,  or other political and economic factors.

Special Risks of Emerging  Markets.  Securities  in emerging  market  countries  may be more  difficult to sell at an acceptable  price and their prices may be more  volatile  than  securities of companies in more developed  markets.  Settlements  of trades  may be  subject  to  greater  delays so that the Fund may not receive  the  proceeds  of a sale of a  security  on a timely  basis.  Emerging  countries  may have  less developed trading markets and exchanges.  They may have less developed legal and accounting  systems,  and investments  in those markets may be subject to greater risks of government  restrictions  on  withdrawing the sales proceeds of securities from the country.  These  investments may be substantially  more volatile than stocks of issuers in the U.S. and other developed countries and may be very speculative.

         Economists of developing  countries may be more dependent on relatively  few industries  that may be highly  vulnerable to local and global changes.  Those  investments may be substantially  more volatile than stocks of issuers in the U.S. and other developed countries and may be very speculative.

         HOW RISKY IS THE FUND  OVERALL?  The risks  described  above  collectively  form the overall risk profile of the Fund and can affect the value of the Fund's  investments,  its investment  performance  and its prices per share.  Particular  investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund.  When you redeem your shares,  they may be worth more or less  than  what you paid for them.  There is no  assurance  that the Fund  will  achieve  its  investment objective.

         In the short  term,  small-cap  foreign  growth  stocks  can be very  volatile.  The price of the
Fund's  shares  can go up and  down  substantially.  The  Fund  generally  does  not  use  income-oriented
investments   to  help  cushion  the  Fund's  total   return  from  changes  in  stock   prices.   In  the
OppenheimerFunds  spectrum,  the Fund is a very  aggressive  investment  vehicle,  designed for  investors willing to assume greater risks in the hope of achieving long-term capital  appreciation.  It is likely to be subject to greater  fluctuations  in its share prices than funds that  emphasize  large  capitalization stocks,  or funds that do not invest in foreign  securities  (especially  emerging  market  securities) or funds that focus on both stocks and bonds.

An  investment  in the Fund is not a deposit of any bank and is not insured or  guaranteed  by the Federal
Deposit Insurance Corporation or any other government agency.

The Fund's Performance

         The bar chart  and table  below  show one  measure  of the  risks of  investing  in the Fund,  by showing  changes  in the  Fund's  performance  (for its  Class A  shares)  from year to year for each full calendar  year since the Fund's  inception  and by showing how the  average  annual  total  returns of the
Fund's  shares  both  before and after  taxes  compare to those of two  broad-based  market  indices.  The after-tax  returns  are shown for Class A shares  only and are  calculated  using the  historical  highest individual  federal  marginal income tax rates in effect during the periods shown,  and do not reflect the impact of state or local  taxes.  The  after-tax  returns for the other  classes of shares  will vary.  In certain cases, the figure  representing  "Return After Taxes on Distributions and Sale of Fund Shares" may
be higher than the other return  figures for the same period.  A higher  after-tax  return  results when a capital  loss occurs upon  redemption  and  translates  into an assumed tax  deduction  that  benefits the shareholder.  The after-tax  returns are calculated  based on certain  assumptions  mandated by regulation and your  actual  after-tax  returns  may differ  from  those  shown,  depending  on your  individual  tax situation.  The  after-tax  returns set forth  below are not  relevant  to  investors  who hold their fund shares through  tax-deferred  arrangements such as 401(k) plans or IRAs or to institutional  investors not subject to tax. The Fund's past  investment  performance,  before and after taxes,  is not  necessarily an indication of how the Fund will perform in the future.

                          Annual Total Returns (Class A) (as of 12/31 each year)

             [See appendix to prospectus for data in bar chart showing annual total returns]

Sales  charges and taxes are not included in the  calculations  of return in this bar chart,  and if those charges and taxes were included, the returns may be less than those shown.

For the period from 1/1/02 through  9/30/02,  the  cumulative  total return (not  annualized)  for Class A shares  before  taxes was  -8.94%.  During the period  shown in the bar chart,  the  highest  return  (not annualized)  before  taxes for a calendar  quarter  was 20.86%  (2nd Qtr 99) and the  lowest  return  (not annualized) before taxes for a calendar quarter was -24.87% (4th Qtr 00).

--------------------------------------- -----------------------------------------------------------

Average Annual Total Returns
for the  periods  ended  December  31,             1 Year                       5 Years
2001                                                                  (or life of class, if less)

--------------------------------------- -----------------------------------------------------------
--------------------------------------------- ------------------------- -------------------------

Class A Shares (inception 11/17/97)
   Return Before Taxes                                -23.28%                    0.99%
    Return After Taxes on Distributions               -23.59%                    -2.10%
    Return After Taxes on Distributions               -14.18%                    -0.16%
    and Sale of Fund Shares

--------------------------------------------- ------------------------- -------------------------

Morgan Stanley Capital International EAFE
Index (reflects no deduction for fees,                -21.21%                    1.15%1
expenses or taxes)

--------------------------------------------- ------------------------- -------------------------
--------------------------------------- -----------------------------------------------------------

HSBC James Capel World excluding U.S.             -16.85%                       -1.17%1
Smaller Companies Index (reflects no
deduction for fees, expenses or taxes)

--------------------------------------- -----------------------------------------------------------

Class B Shares (inception 11/17/97)                   -23.27%                    1.31%

--------------------------------------------- ------------------------- -------------------------
--------------------------------------------- ------------------------- -------------------------

Class C Shares (inception 11/17/97)                   -20.09%                    1.66%

--------------------------------------------- ------------------------- -------------------------
--------------------------------------------- ------------------------- -------------------------

Class N Shares (inception 3/1/01)                       N/A2                      N/A

--------------------------------------------- ------------------------- -------------------------

1.       From 11/30/97.
2.       Because this is a new class of shares, return data for the period specified is not available.
The Fund's average  annual total returns  include the  applicable  sales charge:  for Class A, the current maximum initial sales charge of 5.75%;  for Class B, the contingent  deferred sales charges of 5% (1-year)
and 2% (life of class); and for Class C, the 1% contingent deferred sales charge for the 1-year period.

The returns  measure the  performance of a hypothetical  account and assume that all dividends and capital gains  distributions  have been  reinvested in additional  shares.  The  performance of the Fund's Class A shares is  compared to the Morgan  Stanley  Capital  International  EAFE Index and to the HSBC James Capel
World  excluding  U.S.  Smaller  Companies  Index,  unmanaged  indexes of companies  outside the U.S.; the
latter  index  is  limited  to  small  international   companies.   The  index  performance  reflects  the
reinvestment  of income but does not consider the effects of  transaction  costs.  The Fund's  investments may vary from the securities in either index.

Fees and Expenses of the Fund

The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the
Fund's net asset values per share. All shareholders therefore pay those expenses indirectly.
Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The numbers below are based on the Fund's expenses during its fiscal year ended August 31, 2002.

Shareholder Fees (charges paid directly from your investment):

  -------------------------------- --------------- --------------- -------------- ----------------
                                   Class A Shares  Class B Shares     Class C     Class N Shares
                                                                      Shares
  -------------------------------- --------------- --------------- -------------- ----------------
  -------------------------------- --------------- --------------- -------------- ----------------
  Maximum Sales Charge (Load) on
  purchases                            5.75%            None           None            None
  (as % of offering price)
  -------------------------------- --------------- --------------- -------------- ----------------
  -------------------------------- --------------- --------------- -------------- ----------------
  Maximum Deferred Sales Charge
  (Load) (as % of the lower of
  the original offering price or       None1            5%2             1%3             1%4
  redemption proceeds)
  -------------------------------- --------------- --------------- -------------- ----------------
  -------------------------------- --------------- --------------- -------------- ----------------
  Redemption Fee (as a
  percentage of total redemption       2.00%           2.00%           2.00%           2.00%
  proceeds)5
  -------------------------------- --------------- --------------- -------------- ----------------

   1. A contingent  deferred  sales charge may apply to  redemptions  of investments of $1 million or more
   ($500,000  for  certain  retirement  plan  accounts)  of Class A shares.  See "How to Buy  Shares"  for details.

   2. Applies to redemptions in first year after purchase.  The contingent  deferred sales charge declines
   to 1% in the sixth    year and is eliminated after that.
   3. Applies to shares redeemed within 12 months of purchase.
   4. Applies to shares redeemed within 18 months of retirement plan's first purchase.
   5. The  redemption  fee applies to the proceeds of Fund shares that are redeemed  (either by selling or exchanging  to another  Oppenheimer  fund) within 30 days of their  purchase.  See "How to Sell Shares"
   for more information on when the redemption fee will apply.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

----------------------------------------------- --------------------- ------------------ ------------------ ----------

                                                      Class A              Class B            Class C       Class N
                                                       Shares              Shares             Shares         Shares

----------------------------------------------- --------------------- ------------------ ------------------ ----------
----------------------------------------------- --------------------- ------------------ ------------------ ----------
Management Fees                                        0.80%                0.80%              0.80%          0.80%
----------------------------------------------- --------------------- ------------------ ------------------ ----------
----------------------------------------------- --------------------- ------------------ ------------------ ----------
Distribution and/or Service (12b-1) Fees               0.24%                1.00%              1.00%          0.50%
----------------------------------------------- --------------------- ------------------ ------------------ ----------
----------------------------------------------- --------------------- ------------------ ------------------ ----------

Other Expenses                                         1.12%                1.13%              1.14%          1.02%

----------------------------------------------- --------------------- ------------------ ------------------ ----------
----------------------------------------------- --------------------- ------------------ ------------------ ----------

Total Annual Operating Expenses                        2.16%                2.93%              2.94%          2.32%

----------------------------------------------- --------------------- ------------------ ------------------ ----------

Expenses may vary in future years. "Other expenses" include transfer agent fees,  custodial expenses,  and accounting  and legal  expenses  the Fund pays.  Effective  November  1, 2001,  the  "Distribution  and/or
Service (12b-1) Fees" for Class N shares increased from 0.25% to 0.50%.
The "Other  Expenses" in the table are based on, among other things,  the fees the Fund would have paid if the  transfer  agent had not  waived a portion  of its fee under a  voluntary  undertaking  to the Fund to limit these fees to 0.35% of average  daily net assets per fiscal year for all classes.  That  undertaking was  effective  October 1, 2001,  was  pro-rated  for the  remainder  of the fiscal year ending after that date,  and may be amended or withdrawn at any time.  After the waiver,  the actual  "Other  Expenses"  and
"Total  Annual  Operating  Expenses" as  percentages  of average daily net assets were 0.84% and 1.88% for
Class A Shares,  0.85% and  2.65%  for  Class B shares,  0.86% and 2.66% for Class C shares  and 0.74% and
2.04% for Class N shares.

EXAMPLES.  The  following  examples  are  intended to help you compare the cost of  investing  in the Fund with the cost of investing in other mutual funds.  The examples  assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

         The first  example  assumes that you redeem all of your shares at the end of those  periods.  The second  example  assumes that you keep your shares.  Both examples also assume that your  investment has a
5% return each year and that the class's  operating  expenses  remain the same.  Your actual  costs may be higher or lower because  expenses will vary over time.  Based on these  assumptions your expenses would be as follows:

------------------------------------ --------------------- -------------------- ------------------ -------------------

If shares are redeemed:                     1 Year               3 Years             5 Years            10 Years

------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------

Class A Shares                                       $781               $1,212             $1,668              $2,925

------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------

Class B Shares                                       $796               $1,207             $1,743             $2,9051

------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------

Class C Shares                                       $397                 $910             $1,548              $3,261

------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------

Class N Shares                                       $335                 $724             $1,240              $2,656

------------------------------------ --------------------- -------------------- ------------------ -------------------

------------------------------------ --------------------- -------------------- ------------------ -------------------

If shares are not redeemed:                 1 Year               3 Years             5 Years            10 Years

------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------

Class A Shares                                       $781               $1,212             $1,668              $2,925

------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------

Class B Shares                                       $296                 $907             $1,543             $2,9051

------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------

Class C Shares                                       $297                 $910             $1,548              $3,261

------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------

Class N Shares                                       $235                 $724             $1,240              $2,656

------------------------------------ --------------------- -------------------- ------------------ -------------------
In the first example,  expenses  include the initial sales charge for Class A and the applicable  Class B,
Class C or Class N  contingent  deferred  sales  charges.  In the  second  example,  the Class A  expenses include  the sales  charge,  but Class B,  Class C and Class N  expenses  do not  include  the  contingent deferred sales charges.
1.       Class B  expenses  for years 7 through  10 are based on Class A  expenses,  since  Class B shares automatically convert to Class A after 6 years.

About the Fund's Investments

THE FUND'S  PRINCIPAL  INVESTMENT  POLICIES.  The  allocation  of the  Fund's  portfolio  among  different investments  will vary over time based upon the Manager's  evaluation of economic and market  trends.  The
Fund's  portfolio  might not always include all of the different  types of  investments  described in this
Prospectus.  The Statement of Additional  Information  contains more detailed information about the Fund's investment policies and risks.

         The  Manager  tries  to  reduce  risks  by  carefully  researching  securities  before  they  are purchased.  The Fund  attempts to reduce its exposure to market  risks by  diversifying  its  investments, that is, by not holding a  substantial  amount of stock of any one company and by not  investing too great a percentage  of its assets in any one company.  Also,  the Fund does not  concentrate  25% or more of its assets in  investments  in any one industry.  However,  changes in the overall market prices of securities can occur at any time.  The share prices of the Fund will change  daily based on changes in market  prices of  securities  and market  conditions,  and in response to other  economic  events.  The Fund  emphasizes investments  in common stocks of foreign  companies.  They include  foreign  companies  that are domiciled outside the United States or that have their primary operations outside the U.S.

Small-Cap Stock Investments. Small-cap growth companies may include companies that are developing new products or  services,  that have  relatively  favorable  prospects,  or that are  expanding  into new and growing  markets.  While they include  established  companies that are entering a growth cycle,  they also include newer companies.

         Growth  companies  may be providing  new  products or services  that can enable them to capture a dominant or important  market  position.  They may have a special area of expertise or the  capability  to take advantage of changes in demographic  factors in a more profitable way than larger,  more  established companies.

         Newer growth  companies tend to retain a large part of their  earnings for research,  development or investment in capital assets.  Therefore,  they do not tend to emphasize paying dividends,  and may not pay any dividends for some time. They are selected for the Fund's  portfolio  because the Manager believes the price of the stock will increase over the long term.

Cyclical  Opportunities.  The Fund  might  try to take  advantage  of  changes  in the  business  cycle by investing in companies  that are  sensitive to those  changes,  if the Manager  believes  they have growth potential.  For example, when the economy is expanding,  companies in the consumer durables and technology sectors might benefit and present  long-term  growth  opportunities.  Other  cyclical  industries  include insurance  and forest  products.  The Fund might seek to take  tactical  advantage  of  short-term  market movements or events affecting  particular  issuers or industries.  There is the risk that those securities can lose value when the issuer or industry is out of phase in the business cycle.

Industry and Regional Focus. At times,  the Fund may increase the relative  emphasis of its investments in a particular  industry or region of the world.  Stocks of issuers in a particular industry or region might be affected by changes in economic  conditions or by changes in government  regulations,  availability  of basic  resources or supplies,  or other  events that affect that  industry or region more than others.  If the Fund has a greater  emphasis on investments in a particular  industry,  its share values may fluctuate in response to events affecting that industry or that region.

CAN THE FUND'S  INVESTMENT  OBJECTIVE  AND  POLICIES  CHANGE?  The  Fund's  Board of  Trustees  can change non-fundamental  investment policies without shareholder  approval,  although  significant changes will be described in  amendments  to this  Prospectus.  Shareholders  will  receive 60 days advance  notice of any change  in  the  80%  investment  requirement  for  small  cap  issuers  (but  not  to  a  change  in  the capitalization  parameter  used to define small cap  issuers),  described  under What Does The Fund Mainly
Invest In?  Fundamental  policies  cannot be changed  without  the  approval  of a majority  of the Fund's outstanding  voting shares.  The Fund's  investment  objective is a fundamental  policy.  Other investment restrictions  that are  fundamental  policies are listed in the  Statement of Additional  Information.  An investment  policy is not fundamental  unless this  Prospectus or the Statement of Additional  Information says that it is.

OTHER INVESTMENT  STRATEGIES.  To seek its objective,  the Fund can also use the investment techniques and strategies  described  below.  The Fund might not always use all of them.  These  techniques  have  risks, although some are designed to help reduce overall investment or market risks.

Other  Equity  Securities.  While  the Fund  emphasizes  investments  in  common  stocks,  it can also buy preferred  stocks and securities  convertible  into common stock.  The Manager  considers some convertible securities  to be "equity  equivalents"  because of the  conversion  feature and in that case their credit rating  has  less  impact  on the  investment  decision  than  in  the  case  of  other  debt  securities.
Nevertheless,  convertible  securities  are subject to both  "credit  risk" (the risk that the issuer will not pay  interest  or repay  principal  in a timely  manner) and  "interest  rate risk" (the risk that the prices of the  securities  will be affected  inversely by changes in prevailing  interest  rates).  If the
Fund buys convertible  securities (or other debt  securities) it will focus primarily on  investment-grade securities, which pose less credit risk than lower-grade debt securities.

Investing in Special Situations.  At times the Fund might use aggressive  investment  techniques,  seeking to benefit from what the portfolio  managers  perceive to be special  situations.  Those include  mergers, reorganizations or other unusual events expected to affect a particular issuer.  However,  there is a risk that the expected change or event might not occur, which could cause the price of the security to fall.

Investing in Small, Unseasoned Companies.  The Fund can invest in small,  unseasoned companies.  These are companies  that  have  been  in  operation  less  than  three  years,  including  the  operations  of  any predecessors. These securities may have limited liquidity and their prices may be very volatile.

Domestic Securities.  Under normal market conditions,  the Fund does not expect to invest more than 10% of its assets in  securities  of U.S.  issuers.  However,  it can hold  common and  preferred  stocks of U.S.
companies as well as their debt securities.

Illiquid  and  Restricted  Securities.  Investments  may be  illiquid  because  they do not have an active trading  market,  making it difficult to value them or dispose of them promptly at an acceptable  price. A restricted  security  is one that has a  contractual  restriction  on its  resale or which  cannot be sold publicly  until it is registered  under the Securities Act of 1933. The Fund will not invest more than 10%
of its net  assets in  illiquid  or  restricted  securities.  The Board can  increase  that  limit to 15%.
Certain restricted securities that are eligible for resale to qualified  institutional  purchasers may not be subject to that limit.  The Manager  monitors  holdings of illiquid  securities  on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative  Investments.  The Fund can invest in a number of different kinds of "derivative"  investments.
In general  terms,  a  derivative  investment  is an  investment  contract  whose value  depends on (or is derived  from) the value of an  underlying  asset,  interest rate or index.  Options,  futures  contracts, forward  contracts  and other  hedging  instruments  are  examples of  derivatives  the Fund might use. In addition to using derivatives for hedging,  the Fund might use other derivative  investments  because they offer the potential for increased value, although it does not do so currently to a significant degree.

         Derivatives  have  risks.  If the  issuer of the  derivative  investment  does not pay the amount due,  the Fund can lose  money  on the  investment.  The  underlying  security  or  investment  on which a derivative is based, and the derivative  itself,  might not perform the way the Manager expected it to. As a result of these  risks  the Fund  could  realize  less  principal  or income  from the  investment  than expected  or its hedge  might be  unsuccessful.  Certain  derivative  investments  held by the Fund may be illiquid.

Hedging.  The Fund can buy and sell  futures  contracts,  put and call  options,  and  forward  contracts.
These are all  referred  to as  "hedging  instruments."  The Fund  does not use  hedging  for  speculative purposes.  It has limits on its use of hedging.  The Fund is not  required to use hedging  instruments  in seeking its goal and currently does not use them to a significant  degree.  Forward  contracts may be used to try to manage foreign currency risks on the Fund's foreign investments.

         There are also special risks in  particular  hedging  strategies.  Options  trading  involves the payment of premiums and has special tax effects on the Fund.  If the Manager uses a hedging  instrument at the wrong time or judges market conditions  incorrectly,  the strategy could reduce the Fund's return. The
Fund could also  experience  losses if the price of its futures and options  positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Portfolio  Turnover.  The Fund's  investment  process may cause the Fund to engage in active and  frequent trading.  Therefore,  the Fund may engage in  short-term  trading  while trying to achieve its  objective.
Portfolio turnover increases brokerage costs the Fund pays (and reduces performance).

If the Fund realizes  capital gains when it sells its portfolio  investments,  it must generally pay those gains out to shareholders,  increasing their taxable distributions.  The Financial Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

Temporary  Defensive  and  Interim  Investments.  In times of  unstable  or  adverse  market  or  economic conditions,  the Fund can invest up to 100% of its assets in temporary  defensive  investments.  Generally they would be cash or cash equivalents,  such as U.S. Treasury Bills and other short-term U.S.  government obligations  or  high-grade  commercial  paper.  To the  extent  the  Fund  invests  defensively  in these securities, it might not achieve its investment objective.

How the Fund Is Managed

THE  MANAGER.  The  Manager  chooses the Fund's  investments  and handles  its  day-to-day  business.  The
Manager  carries out its duties,  subject to the  policies  established  by the Fund's  Board of Trustees, under an investment  advisory  agreement  that states the Manager's  responsibilities.  The agreement sets the fees the Fund pays to the Manager and describes the expenses  that the Fund is  responsible  to pay to conduct its business.

         The Manager  has  operated as an  investment  advisor  since  January  1960.  The Manager and its subsidiaries  and  controlled  affiliates  managed more than $120  billion in assets as of  September  30,
2002,  including other Oppenheimer  funds with more than 7 million  shareholder  accounts.  The Manager is located at 498 Seventh Avenue, New York, New York 10018.

         |X|  Portfolio  Management.  Since  December 22,  2000,  the Fund has been managed by a portfolio management  team  comprised of investment  professionals  selected  from the Manager's  global team in its equity portfolio  department.  This portfolio management team is primarily  responsible for the day-to-day management of the Fund's portfolio.  Rohit Sah, an Assistant Vice
President  of the  Manager  who joined  the  Manager in June  1996,  coordinates  decisions  by that team.
Certain members of the Fund's portfolio  management team have portfolio  management  responsibilities  for other Oppenheimer funds.

Advisory Fees.  Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million;
0.69% of the next $1 billion and 0.67% of average annual net assets in excess of $2 billion.  The Fund's management  fee for the fiscal year ended August 31, 2002 was 0.80% of average  annual net assets for each class of shares.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

HOW DO YOU BUY SHARES?  You can buy shares  several  ways,  as described  below.  The Fund's  Distributor,
OppenheimerFunds  Distributor,  Inc., may appoint  servicing  agents to accept  purchase (and  redemption)
orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying  Shares  Through  Your  Dealer.  You can  buy  shares  through  any  dealer,  broker  or  financial institution  that has a sales agreement with the  Distributor.  Your dealer will place your order with the
Distributor on your behalf.

Buying Shares Through the Distributor.  Complete an  OppenheimerFunds  New Account  Application and return it with a check  payable  to  "OppenheimerFunds  Distributor,  Inc."  Mail it to P.O.  Box  5270,  Denver,
Colorado 80217.  If you don't list a dealer on the  application,  the  Distributor  will act as your agent in buying the shares.  However,  we recommend that you discuss your  investment  with a financial  advisor before you make a purchase to be sure that the Fund is appropriate for you.

o        Paying by Federal  Funds  Wire.  Shares  purchased  through  the  Distributor  may be paid for by
             Federal  Funds wire.  The  minimum  investment  is $2,500.  Before  sending a wire,  call the
             Distributor's  Wire Department at  1.800.225.5677  to notify the Distributor of the wire, and to receive further instructions.

o        Buying Shares  Through  OppenheimerFunds  AccountLink.  With  AccountLink,  you pay for shares by electronic  funds  transfers  from your bank  account.  Shares are purchased for your account by a transfer of money from your bank  account  through the  Automated  Clearing  House (ACH)
             system.  You can provide  those  instructions  automatically,  under an Asset  Builder  Plan, described  below,  or  by  telephone  instructions  using  OppenheimerFunds  PhoneLink,  also described below. Please refer to "AccountLink," below for more details.

o        Buying Shares  Through Asset Builder  Plans.  You may purchase  shares of the Fund  automatically each  month  from  your  account  at a bank or  other  financial  institution  under an Asset
             Builder  Plan  with  AccountLink.  Details  are in the  Asset  Builder  Application  and  the
             Statement of Additional Information.

HOW MUCH MUST YOU INVEST?  You can buy Fund shares with a minimum  initial  investment  of $1,000 and make additional  investments  at any time with as little as $25  (effective  November 1, 2002,  the  additional purchase amount is $50). There are reduced minimum investments under special investment plans.

o        With Asset Builder Plans, 403(b) plans, Automatic Exchange Plans and military allotment plans,
             you can make initial and subsequent investments for as little as $25.  o       The    minimum
             additional  investment in any such plan accounts  established on or after November 1, 2002 is
             $50. The minimum  additional  investment to such plan accounts that were established prior to
             November 1, 2002 will remain $25. To  establish a new Asset  Builder Plan account on or after
             November 1, 2002, you must first invest at least $500.

o        Under retirement plans, such as IRAs, pension and profit-sharing plans and 401(k) plans, you can start your account with as little as $250.  If your IRA is started as an Asset Builder
             Plan, the $25 minimum applies.  Additional purchases may be for as little as o $25.        To
             establish  any type of IRA account on or after  November 1, 2002,  the minimum  investment is
             $500.  The minimum  additional  investment to any type of IRA account after  November 1, 2002 is $50.

o        The minimum  investment  requirement  does not apply to  reinvesting  dividends  from the Fund or other Oppenheimer  funds (a list of them appears in the Statement of Additional  Information, or you can ask your dealer or call the Transfer  Agent),  or reinvesting  distributions  from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES  SOLD?  Shares are sold at their  offering  price,  which is the net asset  value per share plus any initial  sales  charge that  applies.  The  offering  price that  applies to a purchase order is  based  on the  next  calculation  of the net  asset  value  per  share  that is made  after  the
Distributor  receives the purchase order at its offices in Colorado,  or after any agent  appointed by the
Distributor receives the order and sends it to the Distributor.

Net Asset Value.  The Fund  calculates  the net asset value of each class of shares as of the close of The
     New  York  Stock  Exchange,  on each  day the  Exchange  is open  for  trading  (referred  to in this
     Prospectus as a "regular  business day").  The Exchange  normally closes at 4:00 P.M.,  Eastern time, but may close earlier on some days.  All references to time in this Prospectus mean "Eastern time".

     The net asset  value  per  share is  determined  by  dividing  the  value of the  Fund's  net  assets attributable  to a class by the  number of shares of that class that are  outstanding.  To  determine net asset  value,  the  Fund's  Board of  Trustees  has  established  procedures  to value the Fund's securities,  in  general,  based on market  value.  The  Board has  adopted  special  procedures  for valuing  illiquid  and  restricted  securities  and  obligations  for which market  values  cannot be readily  obtained.  Because some foreign  securities  trade in markets and on exchanges  that operate on weekends and U.S.  holidays,  the values of some of the Fund's foreign  investments  may change on days when investors cannot buy or redeem Fund shares.

     If,  after the close of the  principal  market on which a security  held by the Fund is  traded,  and before the time the Fund's  securities  are priced that day, an event  occurs that the Manager  deems likely to cause a material  change in the value of such  security,  the Fund's  Board of Trustees has authorized  the  Manager,  subject  to the  Board's  review,  to  ascertain  a fair  value  for  such security.  A security's valuation may differ depending on the method used for determining value.

The Offering Price.  To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day.  If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price, unless your dealer has made alternative arrangements with the Distributor. that is determined after your order is received.

Buying  Through a Dealer.  If you buy shares  through a dealer,  your dealer must receive the order by the close of The New York Stock  Exchange  and  transmit  it to the  Distributor  so that it is  received before  the  Distributor's  close of  business  on a regular  business  day  (normally  5:00 P.M.) to receive that day's  offering  price.  Otherwise,  the order will receive the next offering price that is determined.

----------------------------------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER?  The Fund offers  investors four different  classes of shares.
The  different  classes of shares  represent  investments  in the same  portfolio of  securities,  but the classes are subject to  different  expenses  and will likely have  different  share  prices.  When you buy shares,  be sure to specify the class of shares.  If you do not choose a class,  your  investment  will be made in Class A shares.
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

Class A Shares.  If you buy Class A shares,  you pay an  initial  sales  charge (on  investments  up to $1 million for regular  accounts or lesser amounts for certain  retirement  plans).  The amount of that sales charge will vary  depending  on the amount you invest.  The sales  charge rates are listed in "How Can You
Buy Class A Shares?" below.

----------------------------------------------------------------------------------------------------------

Class B Shares.  If you buy  Class B shares,  you pay no sales  charge  at the time of  purchase,  but you will pay an annual  asset-based  sales charge.  If you sell your shares within 6 years of buying them, you will  normally pay a contingent  deferred  sales  charge.  That  contingent  deferred  sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.

----------------------------------------------------------------------------------------------------------

Class C Shares.  If you buy  Class C shares,  you pay no sales  charge  at the time of  purchase,  but you will pay an annual  asset-based  sales  charge.  If you sell your shares  within 12 months of buying them, you will normally pay a contingent  deferred  sales charge of 1.0%, as described in "How Can You Buy Class
C Shares?" below.

----------------------------------------------------------------------------------------------------------

Class N Shares. If you buy Class N shares (available only through certain  retirement  plans),  you pay no sales charge at the time of purchase,  but you will pay an annual  asset-based  sales charge.  If you sell your shares  within 18 months of the  retirement  plan's first  purchase of Class N shares,  you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE?  Once you decide that the Fund is an  appropriate  investment for you,  the  decision  as to which  class of shares  is best  suited to your  needs  depends  on a number of factors that you should  discuss with your  financial  advisor.  Some factors to consider are how much you plan to invest and how long you plan to hold your  investment.  If your goals and  objectives  change over time and you plan to  purchase  additional  shares,  you should  re-evaluate  those  factors to see if you should consider  another class of shares.  The Fund's  operating costs that apply to a class of shares and the effect of the different types of sales charges on your  investment  will vary your investment  results over time.

         The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different.  The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes.  Of course,

these  examples  are based on  approximations  of the  effects  of  current  sales  charges  and  expenses projected  over time,  and do not detail all of the  considerations  in  selecting a class of shares.  You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment?  While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares.  Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest.  For  example,  the  reduced  sales  charges  available  for larger purchases of Class A shares may,  over time,  offset the effect of paying an initial  sales charge on your investment,  compared to the effect over time of higher  class-based  expenses on shares of Class B, Class
C or Class  N. For  retirement  plans  that  qualify  to  purchase  Class N  shares,  Class N shares  will generally be more advantageous than Class B and Class C shares.

o        Investing for the Shorter Term.  While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term.  Class
             C shares might be the appropriate choiceo      (especially   for  investments  of  less  than
             $100,000),  because  there is no initial sales charge on Class C shares,  and the  contingent deferred sales charge does not apply to amounts you sell after holding them one year.

             However,  if you plan to  invest  more  than  $100,000  for the  shorter  term,  then as your investment  horizon  increases toward six years,  Class C shares might not be as advantageous as Class A shares.  That is because  the annual  asset-based  sales  charge on Class C shares will have a greater  impact on your account  over the longer term than the reduced  front-end sales charge available for larger purchases of Class A shares.

             And for  non-retirement  plan  investors who invest $1 million or more, in most cases Class A shares  will be the most  advantageous  choice,  no matter  how long you  intend to hold your shares.  For that  reason,  the  Distributor  normally  will not  accept  purchase  orders of
             $500,000  or more of Class B shares  or $1  million  or more of Class C shares  from a single investor.

o        Investing  for the Longer Term.  If you are  investing  less than  $100,000 for the  longer-term, for  example for  retirement,  and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are  There  Differences  in  Account  Features  That  Matter  to You?  Some  account  features  may not be available  to  Class  B,  Class C and  Class N  shareholders.  Other  features  may not be  advisable
     (because  of the effect of the  contingent  deferred  sales  charge) for Class B, Class C and Class N shareholders.  Therefore,  you should  carefully  review how you plan to use your investment  account before deciding which class of shares to buy.

     Additionally,  the dividends  payable to Class B, Class C and Class N shareholders will be reduced by the  additional  expenses  borne by those  classes that are not borne by Class A shares,  such as the
     Class B,  Class C and Class N  asset-based  sales  charge  described  below and in the  Statement  of
     Additional  Information.  Share  certificates  are only  available  for  Class A  shares.  If you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Do  Share  Classes  Affect  Payments  to Your  Broker?  A  financial  advisor  may  receive  different compensation  for selling one class of shares than for selling  another  class.  It is  important  to remember that Class B, Class C and Class N contingent  deferred sales charges and  asset-based  sales charges  have the same  purpose  as the  front-end  sales  charge  on  sales  of Class A  shares:  to
     compensate  the   Distributor  for  concessions  and  expenses  it  pays  to  dealers  and  financial institutions  for selling  shares.  The  Distributor  may pay  additional  compensation  from its own resources  to  securities  dealers or  financial  institutions  based upon the value of shares of the
     Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE  ARRANGEMENTS  AND WAIVERS.  Appendix B to the  Statement of  Additional  Information
details  the  conditions  for the waiver of sales  charges  that apply in certain  cases,  and the special sales charge rates that apply to purchases  of shares of the Fund by certain  groups,  or under  specified retirement  plan  arrangements or in other special types of  transactions.  To receive a waiver or special sales charge rate,  you must advise the  Distributor  when  purchasing  shares or the Transfer  Agent when redeeming shares that the special conditions apply.

HOW CAN YOU BUY CLASS A SHARES?  Class A shares are sold at their  offering  price,  which is normally net asset value plus an initial sales  charge.  However,  in some cases,  described  below,  purchases are not subject to an initial sales charge,  and the offering  price will be the net asset value.  In other cases, reduced  sales  charges  may  be  available,  as  described  below  or  in  the  Statement  of  Additional
Information.  Out of the amount  you  invest,  the Fund  receives  the net asset  value to invest for your account.

         The sales charge varies  depending on the amount of your purchase.  A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession.  The Distributor  reserves the right to reallow the entire  concession  to dealers.  The current  sales charge rates and  concessions paid to dealers and brokers are as follows:

                                Front-End Sales Charge As    Front-End Sales Charge As
                                a Percentage of              a Percentage of Net Amount   Commission As Percentage
                                Offering Price               Invested                     of Offering Price
Amount of Purchase

------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Less than $25,000                          5.75%                        6.10%                        4.75%
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

$25,000 or more but less than
$50,000                                    5.50%                        5.82%                        4.75%
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

$50,000 or more but less than
$100,000                                   4.75%                        4.99%                        4.00%
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

$100,000 or more but less
than $250,000                              3.75%                        3.90%                        3.00%
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

$250,000 or more but less
than $500,000                              2.50%                        2.56%                        2.00%
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

$500,000 or more but less
than $1 million                            2.00%                        2.04%                        1.60%
------------------------------- ---------------------------- ---------------------------- ----------------------------

Can You Reduce Class A Sales  Charges?  You may be eligible to buy Class A shares at reduced  sales charge rates  under the Fund's  "Right of  Accumulation"  or a Letter of Intent,  as  described  in "Reduced
     Sales Charges" in the Statement of Additional Information.

Class A  Contingent  Deferred  Sales  Charge.  There is no initial  sales  charge on  purchases of Class A shares of any one or more of the  Oppenheimer  funds  aggregating  $1 million or more, or for certain purchases by particular  types of retirement  plans that were permitted to purchase such shares prior to March 1, 2001 ("grandfathered  retirement  accounts").  Retirement plans are not permitted to make initial  purchases of Class A shares subject to a contingent  deferred sales charge.  The Distributor pays  dealers of record  concessions  in an amount  equal to 1.0% of  purchases of $1 million or more other  than  by  grandfathered  retirement  accounts.  For  grandfathered  retirement  accounts,  the concession  is 0.75% of the first $2.5  million of  purchases  plus 0.25% of  purchases  in excess of
     $2.5  million.  In either case,  the  concession  will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

     If you redeem any of those shares  within an 18-month  "holding  period"  measured from the beginning of the calendar  month of their  purchase,  a contingent  deferred  sales charge (called the "Class A contingent  deferred sales charge") may be deducted from the redemption  proceeds.  That sales charge will be equal to 1.0% of the lesser of:

o        the  aggregate  net  asset  value of the  redeemed  shares at the time of  redemption  (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o        the original net asset value of the redeemed shares.

     The  Class  A  contingent  deferred  sales  charge  will  not  exceed  the  aggregate  amount  of the concessions  the  Distributor  paid to  your  dealer  on all  purchases  of  Class  A  shares  of all
     Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

Purchases by Certain  Retirement  Plans.  There is no initial  sales charge on purchases of Class A shares of any one or more  Oppenheimer  funds by  retirement  plans  that have $10  million  or more in plan assets and that have entered into a special  agreement with the Distributor  and by retirement  plans which are part of a retirement  plan product or platform  offered by certain  banks,  broker-dealers, financial  advisors,  insurance  companies  or  recordkeepers  which  have  entered  into  a  special agreement with the Distributor.  The Distributor  currently pays dealers of record  concessions in an amount  equal to 0.25% of the  purchase  price of Class A shares by those  retirement  plans from its own  resources at the time of sale,  subject to certain  exceptions  as described in the Statement of
     Additional  Information.  There is no contingent  deferred  sales charge upon the  redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES?  Class B shares are sold at net asset  value per share  without an initial sales  charge.  However,  if Class B shares  are  redeemed  within  six years  from the  beginning  of the calendar  month  of  their  purchase,  a  contingent  deferred  sales  charge  will be  deducted  from the redemption  proceeds.  The Class B contingent  deferred sales charge is paid to compensate the Distributor for its expenses of providing  distribution-related  services to the Fund in  connection  with the sale of
Class B shares.

         The amount of the  contingent  deferred sales charge will depend on the number of years since you invested  and the dollar  amount  being  redeemed,  according  to the  following  schedule for the Class B contingent deferred sales charge holding period:

------------------------------------------------------------ ---------------------------------------------------------
Years Since Beginning of Month in Which Purchase Order was   Contingent Deferred Sales Charge on Redemptions in That
Accepted                                                     Year
                                                             (as % of amount subject to charge)
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
                           0 - 1                                                       5.0%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
                           1 - 2                                                       4.0%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
                           2 - 3                                                       3.0%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
                           3 - 4                                                       3.0%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
                           4 - 5                                                       2.0%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
                           5 - 6                                                       1.0%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
                      6 and following                                                  None
------------------------------------------------------------ ---------------------------------------------------------

In the table,  a "year" is a 12-month  period.  In applying the  contingent  deferred  sales  charge,  all purchases are  considered  to have been made on the first  regular  business day of the month in which the purchase was made.

Automatic  Conversion  of  Class B  Shares.  Class B shares  automatically  convert  to Class A shares  72 months after you purchase them. This conversion  feature  relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B  Distribution  and Service  Plan,  described below.  The  conversion is based on the relative net asset value of the two classes,  and no sales load or other  charge is  imposed.  When any Class B shares that you hold  convert,  any other Class B shares that were acquired by  reinvesting  dividends and  distributions  on the converted  shares will also convert to
Class A shares. For further  information on the conversion feature and its tax implications,  see "Class B
Conversion" in the Statement of Additional Information.

HOW CAN YOU BUY CLASS C SHARES?  Class C shares are sold at net asset  value per share  without an initial sales  charge.  However,  if Class C shares are  redeemed  within a holding  period of 12 months  from the beginning of the calendar  month of their  purchase,  a contingent  deferred  sales charge of 1.0% will be deducted  from  the  redemption  proceeds.  The  Class  C  contingent  deferred  sales  charge  is paid to compensate  the  Distributor  for its expenses of providing  distribution-related  services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES?  Class N shares are offered for sale to retirement  plans  (including IRAs and 403(b) plans) that  purchase  $500,000 or more of Class N shares of one or more  Oppenheimer  funds or to group  retirement  plans (which do not include  IRAs and 403(b)  plans) that have assets of $500,000 or more or 100 or more  eligible  participants.  See  "Availability  of Class N shares" in the  Statement  of
Additional Information for other circumstances where Class N shares are available for purchase.

A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:

o        The  group  retirement  plan is  terminated  or  Class N  shares  of all  Oppenheimer  funds  are terminated  as an  investment  option of the plan and Class N shares  are  redeemed  within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o        With  respect  to an IRA or 403(b)  plan,  Class N shares  are  redeemed  within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

         Retirement plans that offer Class N shares may impose charges on plan participant  accounts.  The procedures  for buying,  selling,  exchanging and  transferring  the Fund's other classes of shares (other than the time those orders must be received by the  Distributor  or Transfer  Agent in  Colorado)  and the
special account  features  applicable to purchasers of those other classes of shares  described  elsewhere in this prospectus do not apply to Class N shares offered through a group  retirement  plan.  Instructions for buying,  selling,  exchanging or transferring  Class N shares offered through a group  retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares.  The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.  Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund.  The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts  of their  customers  that hold Class A shares.  With  respect to Class A shares  subject to a
Class A contingent deferred sales charge purchased by grandfathered  retirement accounts,  the Distributor pays the 0.25%  service  fee to  dealers  in  advance  for the first year after the shares are sold by the dealer.  After the shares have been held for a year,  the  Distributor  pays the service fee to dealers on a quarterly basis.

Distribution  and  Service  Plans  for  Class  B,  Class C and  Class  N  Shares.  The  Fund  has  adopted
Distribution  and  Service  Plans for Class B, Class C and Class N shares to pay the  Distributor  for its services  and costs in  distributing  Class B, Class C and Class N shares and  servicing  accounts.  Under the  plans,  the Fund pays the  Distributor  an annual  asset-based  sales  charge of 0.75% on Class B and
Class C shares and 0.25% on Class N shares.  The  Distributor  also  receives  a service  fee of 0.25% per year under the Class B, Class C and Class N plans.

The  asset-based  sales charge and service fees increase Class B and Class C expenses by 1.0% and increase
Class N expenses  by 0.50% of the net  assets per year of the  respective  class.  Because  these fees are paid out of the Fund's  assets on an on-going  basis,  over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

The Distributor uses the service fees to compensate  dealers for providing  personal services for accounts that hold Class B, Class C or Class N shares.  The  Distributor  pays the 0.25% service fees to dealers in advance  for the first year after the shares are sold by the  dealer.  After the shares have been held for a year, the Distributor  pays the service fees to dealers on a quarterly  basis.  The Distributor  retains the service fees for accounts for which it renders the required personal services.

The  Distributor  currently  pays a sales  concession of 3.75% of the purchase  price of Class B shares to dealers from its own  resources at the time of sale.  Including  the advance of the service fee, the total amount paid by the  Distributor to the dealer at the time of sale of Class B shares is therefore  4.00% of the purchase price.  The Distributor  retains the Class B asset-based  sales charge.  See the Statement of
Additional Information for exceptions.

The  Distributor  currently  pays a sales  concession of 0.75% of the purchase  price of Class C shares to dealers from its own  resources at the time of sale.  Including  the advance of the service fee, the total amount paid by the  Distributor  to the dealer at the time of sale of Class C shares is therefore  1.0% of the purchase price.  The Distributor  pays the  asset-based  sales charge as an ongoing  concession to the dealer on Class C shares that have been  outstanding  for a year or more.  See the Statement of Additional
Information for exceptions.

The  Distributor  currently  pays a sales  concession of 0.75% of the purchase  price of Class N shares to dealers from its own  resources at the time of sale.  Including  the advance of the service fee, the total amount paid by the  Distributor  to the dealer at the time of sale of Class N shares is therefore  1.0% of the purchase  price.  The  Distributor  retains the  asset-based  sales charge on Class N shares.  See the
Statement of Additional Information for exceptions.

Special Investor Services

ACCOUNTLINK.  You can use our  AccountLink  feature  to link your Fund  account  with an account at a U.S.
bank or other  financial  institution.  It must be an Automated  Clearing House (ACH) member.  AccountLink lets you:

o        transmit funds  electronically to purchase shares by telephone (through a service  representative or by PhoneLink) or automatically under Asset Builder Plans, or
o        have the  Transfer  Agent send  redemption  proceeds  or  transmit  dividends  and  distributions directly to your bank account. Please call the Transfer Agent for more information.

         You may purchase  shares by telephone only after your account has been  established.  To purchase
shares  in  amounts  up  to  $250,000  through  a  telephone  representative,   call  the  Distributor  at
1.800.225.5677.  The purchase payment will be debited from your bank account.

         AccountLink  privileges  should be  requested on your  Application  or your  dealer's  settlement instructions if you buy your shares through a dealer.  After your account is established,  you can request
AccountLink  privileges  by sending  signature-guaranteed  instructions  and proper  documentation  to the
Transfer Agent.  AccountLink  privileges will apply to each shareholder listed in the registration on your account as well as to your dealer  representative  of record unless and until the Transfer  Agent receives written instructions  terminating or changing those privileges.  After you establish  AccountLink for your account, any change of bank account information must be made by  signature-guaranteed  instructions to the
Transfer Agent signed by all shareholders who own the account.

PHONELINK.  PhoneLink is the  OppenheimerFunds  automated  telephone  system that enables  shareholders to perform a number of account  transactions  automatically  using a touch-tone phone.  PhoneLink may be used on already-established  Fund accounts after you obtain a Personal  Identification Number (PIN), by calling the PhoneLink number, 1.800.225.5677.

Purchasing   Shares.   You  may  purchase   shares  in  amounts  up  to  $100,000  by  phone,  by  calling
     1.800.225.5677.  You must have  established  AccountLink  privileges  to link your bank  account with the Fund to pay for these purchases.

Exchanging  Shares.  With the  OppenheimerFunds  Exchange  Privilege,  described  below,  you can exchange shares  automatically  by phone from your Fund account to another  OppenheimerFunds  account you have already established by calling the special PhoneLink number.

Selling  Shares.  You can redeem shares by telephone  automatically  by calling the  PhoneLink  number and the Fund will send the proceeds  directly to your AccountLink  bank account.  Please refer to "How to
     Sell Shares," below for details.

CAN YOU  SUBMIT  TRANSACTION  REQUESTS  BY FAX?  You may  send  requests  for  certain  types  of  account transactions  to the  Transfer  Agent by fax  (telecopier).  Please call  1.800.225.5677  for  information about which  transactions may be handled this way.  Transaction  requests  submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS  INTERNET  WEBSITE.  You can obtain  information  about the Fund, as well as your account
balance,   on  the   OppenheimerFunds   Internet  website,  at   www.oppenheimerfunds.com.   Additionally,
shareholders  listed in the account  registration  (and the dealer of record) may request  certain account transactions  through a special  section  of that  website.  To  perform  account  transactions  or obtain account  information  online,  you must first obtain a user I.D. and password on that  website.  If you do not want to have  Internet  account  transaction  capability  for your  account,  please call the Transfer
Agent at  1.800.225.5677.  At times,  the website may be inaccessible  or its transaction  features may be unavailable.

AUTOMATIC  WITHDRAWAL  AND  EXCHANGE  PLANS.  The Fund has  several  plans that  enable you to sell shares automatically  or exchange them to another  OppenheimerFunds  account on a regular basis.  Please call the
Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT  PRIVILEGE.  If you  redeem  some or all of your  Class A or Class B shares of the Fund,  you have up to six months to  reinvest  all or part of the  redemption  proceeds in Class A shares of the Fund or other  Oppenheimer  funds without paying a sales charge.  This privilege applies only to Class A shares that you  purchased  subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent  deferred  sales charge when you redeemed  them.  This privilege does not apply to Class C or
Class N shares.  You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT  PLANS.  You may buy shares of the Fund for your  retirement  plan account.  If you participate in a plan  sponsored  by your  employer,  the plan trustee or  administrator  must buy the shares for your plan account.  The Distributor  also offers a number of different  retirement  plans that  individuals and employers can use:

Individual  Retirement  Accounts (IRAs).  These include regular IRAs, Roth IRAs,  SIMPLE IRAs and rollover
     IRAs.

SEP-IRAs.  These are Simplified  Employee  Pensions Plan IRAs for small business  owners or  self-employed individuals.

403(b)(7)   Custodial  Plans.  These  are  tax-deferred   plans  for  employees  of  eligible   tax-exempt
     organizations, such as schools, hospitals and charitable organizations.

401(k) Plans.  These are special retirement plans for businesses.

Pension  and   Profit-Sharing   Plans.   These  plans  are  designed  for  businesses  and   self-employed
     individuals.

         Please call the  Distributor  for  OppenheimerFunds  retirement  plan  documents,  which  include applications and important plan information.

How to Sell Shares

         You can sell  (redeem)  some or all of your shares on any regular  business day. Your shares will be sold at the next net asset value  calculated  after your order is received in proper form (which  means that it must comply with the  procedures  described  below) and is accepted  by the  Transfer  Agent.  The
Fund  lets you sell your  shares  by  writing  a letter  or by  telephone.  You can also set up  Automatic
Withdrawal  Plans  to  redeem  shares  on a  regular  basis.  If you  have  questions  about  any of these procedures,  and especially if you are redeeming shares in a special  situation,  such as due to the death of the owner or from a retirement plan account,  please call the Transfer Agent first, at  1.800.225.5677, for assistance.

         The Fund  assesses a 2% fee on the proceeds of Fund shares that are  redeemed  (either by selling or exchanging to another  Oppenheimer  fund) within 30 days of their purchase.  The redemption fee is paid to the Fund, and is intended to offset the trading costs,  market impact and other costs  associated  with short-term  money  movements  in and out of the Fund.  The  redemption  fee is imposed to the extent  that
Fund shares  redeemed  exceed  Fund  shares that have been held more than 30 days.  For shares of the Fund acquired by exchange,  the holding period prior to the exchange is not  considered in determining  whether to apply the redemption fee.

         The redemption fee is not imposed on shares:

o        held in certain omnibus accounts,  including  retirement plans qualified under Sections 401(a) or
              401(k) of the Internal Revenue Code,  Section  403(b)(7)  custodial plan accounts,  or plans administered as college savings programs under Section 529 of the Internal Revenue Code,
o        redeemed  under   automatic   withdrawal   plans  or  pursuant  to  automatic   re-balancing   in
              OppenheimerFunds Portfolio Builder accounts,
o        redeemed due to death or disability of the shareholder, or
o        redeemed  from  accounts  for which the dealer,  broker or  financial  institution  of record has entered into an agreement with the Distributor for this purpose.

Certain  Requests  Require a Signature  Guarantee.  To protect you and the Fund from fraud,  the following redemption  requests  must be in writing and must  include a signature  guarantee  (although  there may be other situations that also require a signature guarantee):
         You wish to redeem more than $100,000 and receive a check
         The redemption check is not payable to all shareholders listed on the account statement
         The redemption check is not sent to the address of record on your account statement
         Shares are being transferred to a Fund account with a different owner or name
         Shares are being redeemed by someone (such as an Executor) other than the owners

Where Can You Have  Your  Signature  Guaranteed?  The  Transfer  Agent  will  accept a  guarantee  of your signature by a number of financial institutions, including:
         a U.S. bank, trust company, credit union or savings association, a foreign bank that has a U.S. correspondent bank,
         a  U.S.  registered  dealer  or  broker  in  securities,   municipal   securities  or  government
              securities, or
         a U.S. national securities exchange, a registered securities association or a clearing agency.

         If you are signing on behalf of a  corporation,  partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts.  There are special procedures to sell shares in an  OppenheimerFunds  retirement plan account.  Call the Transfer Agent for a  distribution  request form.  Special income tax  withholding requirements  apply to distributions  from retirement  plans. You must submit a withholding form with your redemption  request to avoid  delay in getting  your  money and if you do not want tax  withheld.  If your employer  holds  your  retirement  plan  account  for you in the name of the  plan,  you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

HOW DO YOU SELL SHARES BY MAIL?   Write a letter of instruction that includes:
         Your name
         The Fund's name
         Your Fund account number (from your account statement)
         The dollar amount or number of shares to be redeemed
         Any special payment instructions
         Any share certificates for the shares you are selling
         The signatures of all registered owners exactly as the account is registered, and
o        Any special  documents  requested by the Transfer  Agent to assure  proper  authorization  of the person asking to sell the shares.

Use the following address for requests by mail:      Send courier or express mail requests to:
OppenheimerFunds Services                            OppenheimerFunds Services
P.O. Box 5270                                                 10200 E. Girard Avenue, Building D
Denver, Colorado 80217                               Denver, Colorado 80231

HOW DO YOU SELL  SHARES BY  TELEPHONE?  You and your  dealer  representative  of record may also sell your shares by telephone.  To receive the redemption  price  calculated on a particular  regular  business day, your call must be received by the Transfer Agent by the close of The
New York Stock  Exchange that day,  which is normally 4:00 P.M.,  but may be earlier on some days. You may not redeem shares held in an  OppenheimerFunds  retirement  plan account or under a share  certificate  by telephone.

To redeem shares through a serviceo  representative or automatically on PhoneLink, call 1.800.225.5677.

         Whichever  method you use,  you may have a check sent to the  address on the  account  statement, or, if you have linked your Fund  account to your bank account on  AccountLink,  you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

Telephone   Redemptions   Paid  by  Check.   Up  to  $100,000   may  be  redeemed  by   telephone  in  any
seven-day  period.  The  check  must be  payable  to all  owners  of  record  of the  shares  and  must be sent  to the  address  on the  account  statement.  This  service  is not  available  within  30  days  of changing the address on an account.

Telephone    Redemptions    Through    AccountLink.    There   are   no   dollar   limits   on   telephone
redemption   proceeds   sent   to  a   bank   account   designated   when   you   establish   AccountLink.
Normally the ACH transfer to your bank is initiated on the business day after the redemption.
         You  do  not  receive   dividends  on  the  proceeds  of  the  shares  you  redeemed  while  they
are              waiting to be transferred.

CAN YOU SELL SHARES THROUGH YOUR DEALER?  The Distributor has made  arrangements to repurchase Fund shares from  dealers and brokers on behalf of their  customers.  Brokers or dealers may charge for that  service.
If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT  DEFERRED SALES CHARGES AFFECT  REDEMPTIONS.  If you purchase  shares subject to a Class A,
Class B, Class C or Class N contingent  deferred  sales  charge and redeem any of those shares  during the applicable holding period for the class of shares,  the contingent  deferred sales charge will be deducted from the  redemption  proceeds  (unless you are  eligible  for a waiver of that sales  charge based on the categories  listed in Appendix B to the  Statement of Additional  Information  and you advise the Transfer
Agent of your eligibility for the waiver when you place your redemption request.)

         A  contingent  deferred  sales  charge  will be based on the lesser of the net asset value of the redeemed  shares at the time of redemption or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
         the amount of your account value  represented  by an increase in net asset value over the initial purchase price,
         shares purchased by the reinvestment of dividends or capital gains distributions, or shares  redeemed  in the  special  circumstances  described  in  Appendix B to the  Statement  of
              Additional Information.

         To  determine  whether a  contingent  deferred  sales charge  applies to a  redemption,  the Fund redeems shares in the following order:

1.       shares acquired by reinvestment of dividends and capital gains distributions,
2.       shares held for the holding period that applies to the class, and
3.       shares held the longest during the holding period.

         Contingent  deferred  sales  charges are not  charged  when you  exchange  shares of the Fund for shares of other  Oppenheimer  funds.  However,  if you  exchange  them  within the  applicable  contingent deferred  sales charge  holding  period,  the holding  period will carry over to the fund whose shares you acquire.  Similarly,  if you acquire shares of this Fund by exchanging shares of another  Oppenheimer fund that are still subject to a contingent  deferred  sales charge  holding  period,  that holding period will carry over to this Fund.

How to Exchange Shares

         Shares of the Fund may be exchanged  for shares of certain  Oppenheimer  funds at net asset value per  share at the time of  exchange,  without  sales  charge.  Shares  of the  Fund  can be  purchased  by exchange  of shares of other  Oppenheimer  funds on the same  basis.  To  exchange  shares,  you must meet several conditions:

o        Shares of the fund selected for exchange must be available for sale in your state of residence.
o        The prospectuses of both funds must offer the exchange privilege.
o        You must hold the shares you buy when you  establish  your account for at least seven days before you can exchange them.  After the account is open seven days, you can exchange  shares every regular business day.

o        You must meet the  minimum  purchase  requirements  for the fund  whose  shares you  purchase  by exchange.
         Before exchanging into a fund, you must obtain and read its prospectus.

         Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds.  For example, you can exchange Class A shares of this Fund only for Class A shares of another fund.  In some cases, sales charges may be imposed on exchange transactions.  For tax purposes,  exchanges  of shares  involve a sale of the  shares of the fund you own and a  purchase  of the shares of the other fund,  which may result in a capital  gain or loss.  Please  refer to "How to Exchange
Shares" in the Statement of Additional Information for more details.

         You can find a list of Oppenheimer  funds  currently  available for exchanges in the Statement of
Additional  Information or obtain one by calling a service  representative  at  1.800.225.5677.  That list can change from time to time.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange  Requests.  Submit an  OppenheimerFunds  Exchange  Request form,  signed by all owners of the  account.  Send it to the  Transfer  Agent at the address on the back cover.  Exchanges of shares held under  certificates  cannot be processed  unless the Transfer  Agent  receives the  certificates  with the request.

Telephone  Exchange  Requests.  Telephone  exchange  requests  may be made  either  by  calling  a service representative,  or by using  PhoneLink  for  automated  exchanges  by calling  1.800.225.5677.  Telephone exchanges  may be made only  between  accounts  that are  registered  with the same  name(s) and  address.
Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:

o         Shares are normally  redeemed  from one fund and  purchased  from the other fund in the exchange transaction  on the same  regular  business  day on which the  Transfer  Agent  receives  an exchange  request that conforms to the policies  described above. It must be received by the close of The New York  Stock  Exchange  that day,  which is  normally  4:00 P.M.  but may be earlier on some days.  However,  either  fund may delay the  purchase  of shares of the fund you are exchanging into up to seven days if it determines it would be  disadvantaged  by the same day exchange.
         The  interests of the Fund's  long-term  shareholders  and its ability to manage its  investments may be  adversely  affected  when its shares are  repeatedly  bought and sold in response to short-term  market  fluctuations--also  known as "market  timing." When large dollar amounts are involved,  the Fund may have difficulty  implementing  long-term investment  strategies, because it cannot  predict  how much cash it will have to  invest.  Market  timing  also may force  the Fund to sell  portfolio  securities  at  disadvantageous  times to raise the cash needed to buy a market  timer's Fund shares.  These factors may hurt the Fund's  performance and its  shareholders.  When the Manager  believes  frequent trading would have a disruptive effect on the Fund's ability to manage its investments,  the Manager and the Fund may reject purchase  orders  and  exchanges  into the Fund by any  person,  group or  account  that the
              Manager believes to be a market timer.

o        The Fund may amend,  suspend or  terminate  the  exchange  privilege  at any time.  The Fund will provide you notice  whenever it is required to do so by  applicable  law,  but it may impose changes at any time for emergency purposes.
         o   If the Transfer  Agent cannot  exchange all the shares you request  because of a  restriction cited above, only the shares eligible for exchange will be exchanged.

o        The Fund  assesses a 2% fee on the proceeds of Fund shares that are  redeemed  (either by selling or  exchanging  to  another  Oppenheimer  fund)  within 30 days of their  purchase.  Further details are set forth following the first paragraph under "How to Sell Shares" on page 24.

Shareholder Account Rules and Policies

More information  about the Fund's policies and procedures for buying,  selling,  and exchanging shares is contained in the Statement of Additional Information.

Effective  September  27, 2002, a $12 annual fee is charged on any account  valued at less than $500.  See the Statement of Additional Information for circumstances when this fee will not be charged.

The offering of shares may be suspended  during any period in which the  determination  of net asset value is  suspended,  and the  offering  may be  suspended  by the Board of  Trustees at any time the Board believes it is in the Fund's best interest to do so.

Telephone  transaction  privileges for purchases,  redemptions or exchanges may be modified,  suspended or terminated  by the Fund at any time.  The Fund will provide you notice  whenever it is required to do so by  applicable  law. If an account has more than one owner,  the Fund and the  Transfer  Agent may rely on the  instructions of any one owner.  Telephone  privileges apply to each owner of the account and the  dealer  representative  of  record  for the  account  unless  the  Transfer  Agent  receives cancellation instructions from an owner of the account.

The  Transfer  Agent will  record any  telephone  calls to verify  data  concerning  transactions  and has adopted other  procedures to confirm that telephone  instructions are genuine,  by requiring  callers to provide tax  identification  numbers and other  account data or by using PINs,  and by  confirming such  transactions  in  writing.  The  Transfer  Agent and the Fund will not be liable  for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption  or transfer  requests  will not be honored  until the  Transfer  Agent  receives  all required documents  in  proper  form.  From  time to time,  the  Transfer  Agent in its  discretion  may waive certain of the requirements for redemptions stated in this Prospectus.

Dealers that perform account  transactions for their clients by  participating  in NETWORKING  through the
     National Securities  Clearing  Corporation are responsible for obtaining their clients' permission to perform those  transactions,  and are  responsible to their clients who are  shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

The  redemption  price for shares  will vary from day to day because  the value of the  securities  in the
     Fund's  portfolio  fluctuates.  The redemption  price,  which is the net asset value per share,  will normally  differ for each class of shares.  The  redemption  value of your shares may be more or less than their original cost.

Payment for redeemed  shares  ordinarily is made in cash. It is forwarded by check or through  AccountLink
     (as elected by the  shareholder)  within  seven days after the  Transfer  Agent  receives  redemption instructions in proper form. However,  under unusual  circumstances  determined by the Securities and
     Exchange  Commission,  payment may be delayed or suspended.  For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer  Agent may delay  processing any type of redemption  payment as described  under "How to Sell
     Shares" for recently  purchased shares,  but only until the purchase payment has cleared.  That delay may be as much as 10 days from the date the  shares  were  purchased.  That  delay may be  avoided if you purchase  shares by Federal Funds wire or certified  check,  or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase  payment has cleared.

Involuntary  redemptions  of small  accounts may be made by the Fund if the account value has fallen below
     $200 for  reasons  other than the fact that the market  value of shares  has  dropped.  In some cases involuntary  redemptions  may be made to repay the  Distributor  for losses from the  cancellation of share purchase orders.

Shares may be "redeemed in kind" under  unusual  circumstances  (such as a lack of liquidity in the Fund's portfolio to meet  redemptions).  This means that the  redemption  proceeds  will be paid with liquid securities from the Fund's portfolio.

"Backup  withholding" of federal income tax may be applied against taxable  dividends,  distributions  and redemption  proceeds  (including  exchanges) if you fail to furnish the Fund your correct,  certified
     Social  Security  or  Employer  Identification  Number  when you  sign  your  application,  or if you under-report your income to the Internal Revenue Service.

To avoid sending  duplicate  copies of materials to  households,  the Fund will mail only one copy of each prospectus,  annual  and  semi-annual  report  and  annual  notice of the  Fund's  privacy  policy to shareholders  having the same last name and  address  on the Fund's  records.  The  consolidation  of these mailings, called householding, benefits the Fund through reduced mailing expense.

         If you want to receive  multiple  copies of these  materials,  you may call the Transfer Agent at
1.800.225.5677.  You may also notify the Transfer  Agent in writing.  Individual  copies of  prospectuses, reports  and  privacy  notices  will be sent to you  commencing  within 30 days after the  Transfer  Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS.  The Fund intends to declare dividends  separately for each class of shares from net investment income on an annual  basis and to pay  dividends  to  shareholders  in December on a date  selected by the
Board of  Trustees.  Dividends  and  distributions  paid to Class A shares will  generally  be higher than dividends  for Class B, Class C and Class N shares,  which  normally  have higher  expenses  than Class A.
The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

CAPITAL  GAINS.  The Fund may realize  capital gains on the sale of portfolio  securities.  If it does, it may make  distributions  out of any net  short-term  or long-term  capital gains in December of each year.
The Fund may make  supplemental  distributions  of dividends  and capital  gains  following the end of its fiscal  year.  There can be no  assurance  that the Fund will pay any  capital  gains  distributions  in a particular year.

WHAT  CHOICES  DO YOU HAVE FOR  RECEIVING  DISTRIBUTIONS?  When you open  your  account,  specify  on your application how you want to receive your dividends and distributions.  You have four options:

Reinvest  All  Distributions  in the Fund.  You can elect to reinvest  all  dividends  and  capital  gains distributions in additional shares of the Fund.
Reinvest  Dividends  or  Capital  Gains.  You  can  elect  to  reinvest  some  distributions   (dividends,
     short-term  capital gains or long-term  capital gains  distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.
Receive All  Distributions  in Cash.  You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your  Distributions in Another  OppenheimerFunds  Account.  You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

TAXES.  If your  shares  are not held in a  tax-deferred  retirement  account,  you should be aware of the following  tax  implications  of investing in the Fund.  Distributions  are subject to federal  income tax and may be  subject  to state or local  taxes.  Dividends  paid  from  short-term  capital  gains  and net investment  income are taxable as  ordinary  income.  Long-term  capital  gains are  taxable as  long-term capital gains when  distributed  to  shareholders.  It does not matter how long you have held your shares.
Whether you reinvest your  distributions  in additional  shares or take them in cash, the tax treatment is the same.

         If more than 50% of the  Fund's  assets are  invested  in  foreign  securities  at the end of any fiscal year, the Fund may elect under the Internal  Revenue Code to permit  shareholders  to take a credit or deduction on their federal income tax returns for foreign taxes paid by the Fund.

         Every  year the Fund will send you and the IRS a  statement  showing  the  amount of any  taxable distribution  you  received  in the  previous  year.  Any  long-term  capital  gains  will  be  separately identified in the tax information the Fund sends you after the end of the calendar year.

Avoid "Buying a Dividend".  If you buy shares on or just before the  ex-dividend  date, or just before the
     Fund  declares  a capital  gains  distribution,  you will pay the full  price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

Remember,  There May be Taxes on Transactions.  Because the Fund's share prices fluctuate,  you may have a capital  gain  or  loss  when  you  sell or  exchange  your  shares.  A  capital  gain or loss is the difference  between  the price you paid for the  shares  and the  price  you  received  when you sold them.  Any capital gain is subject to capital gains tax.

Returns of Capital  Can  Occur.  In certain  cases,  distributions  made by the Fund may be  considered  a non-taxable  return of capital to shareholders.  If that occurs,  it will be identified in notices to shareholders.

         This  information  is only a summary  of  certain  federal  income  tax  information  about  your investment.  You should  consult with your tax advisor  about the effect of an  investment  in the Fund on your particular tax situation.

Financial Highlights

The  Financial  Highlights  Table is presented to help you  understand  the Fund's  financial  performance since  inception.  Certain  information  reflects  financial  results for a single  Fund share.  The total returns in the table  represent the rate that an investor  would have earned (or lost) on an investment in the Fund (assuming  reinvestment of all dividends and  distributions).  This  information has been audited by KPMG LLP, the Fund's independent  auditors,  whose report, along with the Fund's financial  statements, is included in the Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS

 CLASS A    YEAR ENDED AUGUST 31,               2002            2001            2000            1999         1998(1)
========================================================================================================================
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period          $7.89          $15.23          $17.42          $11.52          $10.00
------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                    .01             .04            (.10)            .06             .03
 Net realized and unrealized gain (loss)         .16           (6.65)           1.12            6.72            1.49
                                               -------------------------------------------------------------------------
 Total from investment operations                .17           (6.61)           1.02            6.78            1.52
------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income           (.08)           (.11)           (.18)           (.04)             --
 Distributions from net realized gain             --            (.62)          (3.03)           (.84)             --
                                               -------------------------------------------------------------------------
 Total dividends and/or distributions to
 shareholders                                   (.08)           (.73)          (3.21)           (.88)             --
------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $7.98          $ 7.89          $15.23          $17.42          $11.52
                                               =========================================================================

========================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)            2.20%         (44.50)%          5.68%          63.10%          15.20%
------------------------------------------------------------------------------------------------------------------------

========================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)    $40,089         $27,991         $60,336         $26,965          $9,605
------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $35,136         $39,311         $52,095         $14,208          $6,482
------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                  (0.17)%          0.36%          (0.67)%          0.73%           0.44%
 Expenses                                       2.16%           1.58%           1.74%           2.05%           1.77%(4)
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver of
 transfer agent fees                            1.88%           1.58%           1.74%           2.05%           1.77%
------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          62%            145%            199%            280%            239%

1. For the period from November 17, 1997 (inception of offering) to August 31,
1998.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

    18    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

 CLASS B    YEAR ENDED AUGUST 31,               2002            2001            2000            1999         1998(1)
========================================================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period          $7.77          $14.99          $17.22          $11.45          $10.00
------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                   (.07)           (.03)           (.19)            .02            (.01)
 Net realized and unrealized gain (loss)         .19           (6.57)           1.09            6.59            1.46
                                               -------------------------------------------------------------------------
 Total from investment operations                .12           (6.60)            .90            6.61            1.45
------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income           (.02)             --(2)         (.10)             --              --
 Distributions from net realized gain             --            (.62)          (3.03)           (.84)             --
                                               -------------------------------------------------------------------------
 Total dividends and/or distributions to
 shareholders                                   (.02)           (.62)          (3.13)           (.84)             --
------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $7.87           $7.77          $14.99          $17.22          $11.45
                                               =========================================================================

========================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)            1.51%         (44.99)%          4.98%          61.77%          14.50%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)    $18,859         $14,989         $31,807         $11,764          $2,631
------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $16,868         $20,147         $25,377         $ 5,367          $1,187
------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income (loss)                  (0.94)%         (0.33)%         (1.44)%          0.09%          (0.38)%
 Expenses                                       2.93%           2.34%           2.51%           2.84%           2.67%(5)
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver of
 transfer agent fees                            2.65%           2.34%           2.51%           2.84%           2.67%
------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          62%            145%            199%            280%            239%

1. For the period from November 17, 1997 (inception of offering) to August 31,
1998.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

    19    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FINANCIAL HIGHLIGHTS  Continued

CLASS C   YEAR ENDED AUGUST 31,                 2002            2001            2000            1999         1998(1)
========================================================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period          $7.77          $14.97          $17.22          $11.45          $10.00
------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                   (.06)           (.03)           (.16)            .04            (.04)
 Net realized and unrealized gain (loss)         .16           (6.55)           1.07            6.57            1.49
                                               -------------------------------------------------------------------------
 Total from investment operations                .10           (6.58)            .91            6.61            1.45
------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income           (.01)             --            (.13)             --              --
 Distributions from net realized gain             --            (.62)          (3.03)           (.84)             --
                                               -------------------------------------------------------------------------
 Total dividends and/or distributions to
 shareholders                                   (.01)           (.62)          (3.16)           (.84)             --
------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $7.86           $7.77          $14.97          $17.22          $11.45
                                               =========================================================================

========================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)            1.35%         (44.93)%          4.98%          61.77%          14.50%
------------------------------------------------------------------------------------------------------------------------

========================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)     $6,558          $5,142         $11,946          $2,815            $609
------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $6,180          $7,095         $ 9,003          $1,256            $454
------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                  (0.95)%         (0.32)%         (1.38)%          0.09%          (0.66)%
 Expenses                                       2.94%           2.34%           2.51%           2.84%           2.58%(4)
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver of
 transfer agent fees                            2.66%           2.34%           2.51%           2.84%           2.58%
------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          62%            145%            199%            280%            239%

1. For the period from November 17, 1997 (inception of offering) to August 31,
1998.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

    20    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

CLASS N  YEAR ENDED AUGUST 31,                               2002       2001(1)
================================================================================
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
 Net asset value, beginning of period                      $ 7.87       $ 9.08
--------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                        .08          .07
 Net realized and unrealized gain (loss)                      .07        (1.28)
                                                           ---------------------
 Total from investment operations                             .15        (1.21)
--------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                        (.13)          --
 Distributions from net realized gain                          --           --
                                                           ---------------------
 Total dividends and/or distributions to shareholders        (.13)          --
--------------------------------------------------------------------------------
 Net asset value, end of period                             $7.89        $7.87
                                                           =====================

===============================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                         1.99%      (13.33)%
--------------------------------------------------------------------------------

================================================================================
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                    $406           $6
--------------------------------------------------------------------------------
 Average net assets (in thousands)                           $151           $2
--------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                               (0.33)%      5.85%
 Expenses                                                    2.32%       1.94%
 Expenses, net of reduction to custodian expenses and/or
 voluntary waiver of transfer agent fees                     2.04%       1.94%
--------------------------------------------------------------------------------
 Portfolio turnover rate                                       62%        145%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

For More Information On
Oppenheimer International Small Company Fund

The following additional information about the Fund is available without charge upon request:

STATEMENT OF  ADDITIONAL  INFORMATION.  This document  includes  additional  information  about the Fund's investment  policies,  risks, and operations.  It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL  REPORTS.  Additional  information about the Fund's  investments and performance is available in the Fund's Annual and  Semi-Annual  Reports to  shareholders.  The Annual  Report  includes a discussion  of market  conditions  and  investment  strategies  that  significantly  affected  the  Fund's performance during its last fiscal year.

----------------------------------------------------------------------------------------------------

How to Get More Information

----------------------------------------------------------------------------------------------------
You can request the Statement of Additional  Information,  the Annual and Semi-Annual  Reports,  the
notice explaining the Fund's privacy policy and other information about the Fund or your account:
----------------------------------------------------------------------------------------------------

By Telephone:                                        Call OppenheimerFunds Services toll-free:

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

                                                     1.800.CALL.OPP (1.800.225.5677)

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

By Mail:                                    Write to:

----------------------------------------------------------------------------------------------------

                                                     OppenheimerFunds Services

----------------------------------------------------------------------------------------------------

                                                     P.O. Box 5270

----------------------------------------------------------------------------------------------------
                                                     Denver, Colorado 80217-5270
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

On the Internet:                                     You can send a  request  by  e-mail  or read or
                                                     down-load  documents  on  the  OppenheimerFunds
                                                     website:

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

                                                     WWW.OPPENHEIMERFUNDS.COM

----------------------------------------------------------------------------------------------------
Information  about the Fund including the Statement of Additional  Information  can be reviewed and copied at the SEC's  Public  Reference  Room in  Washington,  D.C.  Information  on the  operation  of the Public
Reference  Room may be  obtained  by calling  the SEC at  1.202.942.8090.  Reports  and other  information about the Fund are available on the EDGAR database on the SEC's Internet  website at  www.sec.gov.  Copies may be obtained  after payment of a duplicating  fee by  electronic  request at the SEC's e-mail  address:
publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
No  one  has  been  authorized  to  provide  any   information   about  the  Fund  or  to  make  any
representations  about the Fund other than what is contained in this Prospectus.  This Prospectus is not an offer to sell shares of the Fund, nor a  solicitation  of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.
The Fund's shares are distributed by:

OppenheimerFunds Distributor, Inc.
The Fund's SEC File No.: 811-31537
PR0815.001.1002  Printed on recycled paper.

                                        Appendix to Prospectus of
                               Oppenheimer International Small Company Fund

         Graphic  material  included in the  Prospectus of  Oppenheimer  International  Small Company Fund
(the "Fund") under the heading: "Annual Total Return (Class A) (% as of 12/31 each year)":

         A bar chart will be included in the  Prospectus  of the Fund  depicting  the annual total returns of a  hypothetical  investment  in Class A shares of the Fund for each  calendar  year,  since the  Fund's inception,  without  deducting sales charges.  Set forth below is the relevant data point that will appear on the bar chart:

------------------------------------------------------------- -----------------------------------------------------------
Year Ended                                                    Annual Total Return
----------                                                    -------------------
------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------
12/31/98                                                      21.87%
------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------
12/31/99                                                      66.22%
------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------
12/31/00                                                      -34.55%
------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------

12/31/01                                                      -18.60%

------------------------------------------------------------- -----------------------------------------------------------

----------------------------------------------------------------------------------------
Oppenheimer International Small Company Fund
----------------------------------------------------------------------------------------

6803 South Tucson Way, Centennial, Colorado 80112
1.800.225.5677

Statement of Additional Information dated October 23, 2002

         This  Statement of Additional  Information  is not a Prospectus.  This document contains  additional  information  about  the Fund and  supplements  information  in the
Prospectus  dated  October 23, 2002.  It should be read  together  with the  Prospectus.
You  can  obtain  the   Prospectus   by   writing   to  the   Fund's   Transfer   Agent,
OppenheimerFunds  Services, at P.O. Box 5270, Denver,  Colorado 80217, or by calling the
Transfer  Agent at the  toll-free  number shown  above,  or by  downloading  it from the
OppenheimerFunds Internet website at www.oppenheimerfunds.com.

Contents

                  Page
About the Fund

About Your Account

Financial Information About the Fund

----------------------------------------------------------------------------------------
A B O U T  T H E  F U N D
----------------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks

         The investment objective,  the principal investment policies and the main risks of the Fund are described in the  Prospectus.  This Statement of Additional  Information
contains  supplemental  information  about  those  policies  and  risks and the types of securities that the Fund's investment  Manager,  OppenheimerFunds,  Inc., can select for the Fund.  Additional  information is also provided  about the strategies  that the Fund may use to try to achieve its objective.

The  Fund's  Investment  Policies.  The  composition  of the  Fund's  portfolio  and the techniques  and  strategies  that the  Fund's  Manager  may use in  selecting  portfolio securities  will vary over time.  The Fund is not required to use all of the  investment techniques  and  strategies  described  below at all times in seeking  its goal.  It may use some of the special  investment  techniques  and  strategies at some times or not at all.

Growth  Companies.  Growth  companies are those companies that the Manager  believes are entering into a growth cycle in their business,  with the  expectation  that their stock will increase in value.  They may be  established  companies as well as newer  companies in the development stage.

         Growth companies might have a variety of characteristics  that in the Manager's view  define  them as  "growth"  issuers.  They  might be  generating  or  applying  new technologies,  new or improved distribution  techniques or new services.  They might own or develop  natural  resources.  They might be companies  that can benefit from changing consumer demands or lifestyles,  or companies that have projected  earnings in excess of the average for their sector or industry.  In each case,  they have  prospects  that the
Manager  believes are  favorable for the long term.  The  portfolio  manager of the Fund looks for  growth  companies  with  strong,  capable  management,  sound  financial  and accounting policies, successful product development and marketing and other factors.

         |X|  Investments  in Equity  Securities.  The Fund focuses its  investments  in equity  securities of foreign  small-cap growth  companies.  Equity  securities  include common stocks,  preferred stocks, rights and warrants,  and securities  convertible into common stock. The Fund's  investments  primarily  include stocks of small cap companies, as explained under "About the Fund's  Investments"  in the Prospectus,  but the Fund can
purchase securities of issuers having a larger market capitalization.

         Current  income  is  not a  criterion  used  to  select  portfolio  securities.
However,  certain  debt  securities  can  be  selected  for  the  Fund's  portfolio  for defensive  purposes  (including debt  securities  that the Manager  believes might offer some opportunities for capital appreciation when stocks are disfavored).

         Securities   of  newer   small-cap   growth   companies   might  offer  greater
opportunities  for capital  appreciation  than  securities  of large,  more  established companies.  However,  these  securities  also involve  greater risks than  securities of larger companies.  Securities of small capitalization  issuers may be subject to greater price  volatility  in general  than  securities  of  large-cap  and  mid-cap  companies.
Therefore,  to the  degree  that the  Fund has  investments  in  smaller  capitalization companies at times of market volatility, the Fund's share price may fluctuate more.

                  |_| Convertible  Securities.  While some convertible  securities are a form of debt  security,  in many cases their  conversion  feature  (allowing  conversion into equity  securities)  causes  them to be  regarded  by the  Manager  more as "equity equivalents."  As a result,  the rating  assigned to the security has less impact on the
Manager's  investment  decision  than in the case of  non-convertible  debt fixed income securities.

         The value of a  convertible  security is a function of its  "investment  value"
and its "conversion  value." If the investment  value exceeds the conversion  value, the security  will behave more like a debt  security  and the  security's  price will likely increase  when  interest  rates fall and  decrease  when  interest  rates  rise.  If the conversion  value exceeds the  investment  value,  the security will behave more like an equity  security.  In that case it will  likely  sell at a premium  over its  conversion value and its price will tend to  fluctuate  directly  with the price of the  underlying security.

         To  determine  whether  convertible  securities  should be  regarded as "equity equivalents," the Manager examines the following factors:
(1)      whether,  at the  option  of the  investor,  the  convertible  security  can be exchanged for a fixed number of shares of common stock of the issuer,
(2)      whether the issuer of the convertible  securities has restated its earnings per share of common stock on a fully diluted basis  (considering the effect of conversion of the convertible securities), and
(3)      the  extent  to which  the  convertible  security  may be a  defensive  "equity substitute,"  providing the ability to participate in any  appreciation in the price of the issuer's common stock.

                  |_|  Rights  and  Warrants.  The Fund may invest up to 5% of its total assets in  warrants or rights.  That 5% limit does not apply to warrants  and rights the
Fund  has  acquired  as part of  units  of  securities  or that  are  attached  to other securities  that the Fund  buys.  Warrants  basically  are  options to  purchase  equity securities  at specific  prices  valid for a specific  period of time.  Their  prices do not  necessarily  move parallel to the prices of the underlying  securities.  Rights are similar to warrants,  but normally have a short  duration and are  distributed  directly by the issuer to its  shareholders.  Rights and warrants have no voting rights,  receive no dividends and have no rights with respect to the assets of the issuer.

         |X|      Foreign  Securities.  "Foreign  securities"  include  equity  and debt securities  of companies  organized  under the laws of  countries  other than the United
States,  and debt securities of governments  other than the U.S.  government.  They also include  securities  of  companies  (including  those that are  located  in the U.S.  or organized  under  U.S.  law) that  derive a  significant  portion  of their  revenue  or profits  from  foreign  businesses,  investments  or sales,  or that have a  significant portion of their assets abroad.  They may be traded on foreign  securities  exchanges or in the foreign over-the-counter markets.

         Securities  of foreign  issuers  that are  represented  by American  Depository
Receipts  or that  are  listed  on a U.S.  securities  exchange  or  traded  in the U.S.
over-the-counter  markets are  considered  "foreign  securities"  for the purpose of the
Fund's investment  allocations.  They are subject to some of the special  considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

         Investing in foreign  securities  offers potential  benefits not available from investing  solely in securities of domestic  issuers.  They include the  opportunity  to invest  in  foreign  issuers  that  appear  to offer  growth  potential,  or in  foreign countries with economic  policies or business  cycles  different from those of the U.S., or to reduce  fluctuations  in  portfolio  value by taking  advantage  of foreign  stock markets  that do not move in a manner  parallel  to U.S.  markets.  The Fund  will  hold foreign currency only in connection with the purchase or sale of foreign securities.

                  |_| Risks of Foreign  Investing.  Investments  in  foreign  securities may offer  special  opportunities  for  investing  but also present  special  additional
risks  and  considerations  not  typically   associated  with  investments  in  domestic
securities. Some of these additional risks are:
o        reduction of income by foreign taxes;
o        fluctuation  in value of foreign  investments  due to changes in currency rates or currency control regulations (for example, currency blockage);
o        transaction charges for currency exchange;
o        lack of public information about foreign issuers;
o        lack of uniform  accounting,  auditing  and  financial  reporting  standards in foreign countries comparable to those applicable to domestic issuers;
o        less volume on foreign exchanges than on U.S. exchanges;
o        greater volatility and less liquidity on foreign markets than in the U.S.;
o        less  governmental  regulation of foreign issuers,  stock exchanges and brokers than in the U.S.;
o        greater difficulties in commencing lawsuits;
o        higher brokerage commission rates than in the U.S.;
o        increased  risks of delays in settlement of portfolio  transactions  or loss of certificates for portfolio securities;
o        possibilities  in  some  countries  of  expropriation,  confiscatory  taxation,
              political,   financial  or  social   instability  or  adverse   diplomatic
              developments; and
o        unfavorable differences between the U.S. economy and foreign economies.

         In the past, U.S.  government  policies have  discouraged  certain  investments abroad by U.S.  investors,  through taxation or other  restrictions,  and it is possible that such restrictions could be re-imposed.

                  |_|  Special  Risks  of  Emerging  Markets.  Emerging  and  developing markets  abroad may also offer  special  opportunities  for  growth  investing  but have greater risks than more developed  foreign markets,  such as those in Europe and Canada,
Australia,  New  Zealand  and Japan.  There may be even less  liquidity  in their  stock markets,  and  settlements  of  purchases  and sales of  securities  may be  subject  to
additional   delays.   They  are  subject  to  greater  risks  of   limitations  on  the
repatriation  of income and profits  because of currency  restrictions  imposed by local governments.  Those  countries may also be subject to the risk of greater  political and economic  instability,  which can greatly  affect the volatility of prices of securities in those countries.

         In certain developing  countries,  government  approval may be required for the repatriation  of  investment  income,  capital or the proceeds of sales of securities by foreign  investors,  such  as the  Fund.  Also,  a  government  might  impose  temporary
restrictions  on  remitting   capital  abroad  if  the  country's  balance  of  payments deteriorates,  or it might do so for other reasons.  If government approval were delayed or  refused,  the Fund  could be  adversely  affected.  Additionally,  the Fund could be adversely  affected  by  the  imposition  of  restrictions  on  investments  by  foreign entities.

         Among the countries  that the Manager has  identified as developing or emerging markets in which the Fund will  consider  investing  are the  following  countries.  The
Fund might not invest in all of these countries and the list may change.

Algeria                         Greece                       Morocco                      Taiwan
Argentina                       Guyana                       Myanmar                      Tanzania
Bangladesh                      Hong Kong                    Namibia                      Thailand
Bolivia                         Hungary                      Nigeria                      Tunisia
Botswana                        India                        Pakistan                     Turkey
Brazil                          Indonesia                    Paraguay                     Ukraine
Bulgaria                        Iran                         Peru                         Uruguay
Chile                           Israel                       Philippines                  Venezuela
China                           Ivory Coast                  Poland                       Vietnam
Colombia                        Jamaica                      Portugal                     Zambia
Costa Rica                      Jordan                       Russia                       Zimbabwe
Croatia                         Kenya                        Singapore
Cyprus                          Latvia                       Slovakia Republic
Czech Republic                  Lebanon                      Slovenia
Ecuador                         Lithuania                    South Africa
Egypt                           Malaysia                     South Korea
Estonia                         Mauritius                    Sri Lanka
Ghana                           Mexico                       Swaziland

         |X|      Portfolio Turnover.  "Portfolio  turnover" describes the rate at which the Fund traded its portfolio  securities  during its last fiscal year. For example,  if a fund sold all of its  securities  during the year,  its portfolio  turnover rate would have been 100%.  The Fund's  portfolio  turnover rate will  fluctuate from year to year, and the Fund might have a portfolio turnover rate of more than 100% annually.

         The Fund may engage in active  trading of portfolio  securities  to achieve its principal investment  strategies.  Increased portfolio turnover creates higher brokerage and  transaction  costs  for the Fund,  which  could  reduce  its  overall  performance.
Additionally,  the  realization of capital gains from selling  portfolio  securities may result in distributions of taxable  long-term  capital gains to shareholders,  since the
Fund will  normally  distribute  all of its capital  gains  realized each year, to avoid excise taxes under the Internal Revenue Code.

Other  Investment  Techniques and  Strategies.  In seeking its  objective,  the Fund may from time to time employ the types of investment  strategies and  investments  described below.  It is not  required to use all of these  strategies  at all times,  and at times may not use them.

         |X|      Investing  in  Small,  Unseasoned  Companies.  The Fund may  invest in securities  of  small,  unseasoned  companies.  These  are  companies  that have been in operation  for less than three years,  including  the  operations  of any  predecessors.
Securities of these  companies  may be subject to  volatility in their prices.  They may have a limited  trading  market,  which may  adversely  affect  the  Fund's  ability  to dispose  of them and can  reduce  the price the Fund  might be able to obtain  for them.
Other  investors  that own a  security  issued by a small,  unseasoned  issuer for which there is limited  liquidity  might trade the  security  when the Fund is  attempting  to dispose of its holdings of that  security.  In that case the Fund might  receive a lower price for its holdings  than might  otherwise be obtained.  The Fund has no limit on the amount of its net assets that may be invested in those securities.

         |X|      Debt  Securities.  While the Fund does not invest  for the  purpose of seeking current income,  at times certain debt securities  (other than  convertible debt securities  described  above  under  the  description  of  equity  investments)  may  be selected for  investment by the Fund for defensive  purposes,  as described  below.  For example,  when the stock  market is volatile,  or when the  portfolio  manager  believes that growth  opportunities  in stocks are not attractive,  certain debt securities might provide not only offer defensive  opportunities but also some  opportunities for capital appreciation.  These  investments  could include corporate bonds and notes of foreign or
U.S. companies,  as well as U.S. and foreign government  securities.  It is not expected that this will be a  significant  portfolio  strategy  of the Fund under  normal  market circumstances.

                  |_| Credit Risk.  Debt  securities are subject to credit risk.  Credit risk  relates to the  ability  of the  issuer of a debt  security  to make  interest  or principal  payments on the  security  as they  become  due.  If the issuer  fails to pay interest,  the Fund's income may be reduced and if the issuer fails to repay  principal, the value of that bond and of the Fund's  shares may be  reduced.  The  Manager may rely
to  some  extent  on  credit  ratings  by  nationally   recognized  rating  agencies  in
evaluating  the credit risk of  securities  selected  for the Fund's  portfolio.  It may also use its own  research and  analysis.  Many  factors  affect an issuer's  ability to make timely  payments,  and the credit  risks of a  particular  security may change over time.  While the Fund can invest in  higher-yielding  lower-grade  debt securities (that is,  securities  below  investment  grade),  its  debt  investments  will  generally  be investment  grade.  Those are securities rated in the four highest rating  categories of
Standard & Poor's  Rating  Service or Moody's  Investors  Service,  Inc.,  or equivalent ratings of other rating agencies or ratings assigned to a security by the Manager.

                  |_|  Interest  Rate  Risks.   In  addition  to  credit   risks,   debt
securities  are  subject  to changes in value when  prevailing  interest  rates  change.
When interest rates fall,  the values of outstanding  debt  securities  generally  rise, and the bonds may sell for more than their face amount.  When interest  rates rise,  the values of outstanding  debt securities  generally  decline,  and the bonds may sell at a discount  from their face  amount.  The  magnitude  of these price  changes is generally greater for bonds with longer  maturities.  Therefore,  when the average maturity of the
Fund's debt  securities  is longer,  its share price may  fluctuate  more when  interest rates change.

|X|      Repurchase  Agreements.  The Fund can acquire  securities subject to repurchase agreements. It may do so:

o        for  liquidity  purposes to meet  anticipated  redemptions  of Fund shares,  or pending  the  investment  of  the  proceeds  from  sales  of  Fund shares, or
o        pending the settlement of portfolio securities transactions, or
o        for temporary defensive purposes, as described below.

         In a repurchase transaction,  the Fund buys a security from, and simultaneously resells it to, an  approved  vendor for  delivery on an  agreed-upon  future  date.  The resale  price  exceeds  the  purchase  price by an amount that  reflects an  agreed-upon interest  rate  effective  for the period  during which the  repurchase  agreement is in effect.  Approved  vendors  include  U.S.  commercial  banks,  U.S.  branches of foreign banks,  or  broker-dealers  that have been  designated as primary  dealers in government securities.  They must meet  credit  requirements  set by the Fund's  Board of  Trustees from time to time.

         The majority of these  transactions run from day to day, and delivery  pursuant to the  resale  typically  occurs  within one to five days of the  purchase.  Repurchase agreements  having a  maturity  beyond  seven days are  subject to the Fund's  limits on holding illiquid  investments.  The Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase  agreements  having a maturity  beyond  seven  days.  There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

         Repurchase  agreements,  considered "loans" under the Investment Company Act of
1940 (the "Investment  Company Act"),  are  collateralized  by the underlying  security.
The  Fund's  repurchase  agreements  require  that at all  times  while  the  repurchase agreement  is in  effect,  the  value  of  the  collateral  must  equal  or  exceed  the repurchase  price to fully  collateralize  the  repayment  obligation.  However,  if the vendor fails to pay the resale price on the delivery  date,  the Fund may incur costs in disposing  of the  collateral  and may  experience  losses  if there is any delay in its ability to do so. The Manager  will  monitor the  vendor's  creditworthiness  to confirm that the vendor is  financially  sound and will  continuously  monitor the  collateral's value.

         Pursuant  to  an  Exemptive   Order  issued  by  the  Securities  and  Exchange
Commission,  the Fund, along with other affiliated entities managed by the Manager,  may transfer  uninvested  cash balances into one or more joint  repurchase  accounts.  These balances are invested in one or more repurchase  agreements,  secured by U.S. government securities.  Securities  pledged as collateral for  repurchase  agreements are held by a custodian bank until the agreements mature. Each joint repurchase  arrangement  requires that the market value of the  collateral  be  sufficient  to cover  payments of interest and  principal;  however,  in the event of default by the other party to the  agreement, retention of the collateral may be subject to legal proceedings.

         |X|      Illiquid   and   Restricted   Securities.   Under  the   policies  and
procedures  established  by the Fund's Board of  Trustees,  the Manager  determines  the liquidity  of  certain  of the  Fund's  investments.  To  enable  the  Fund to sell  its holdings of a restricted  security not registered  under the Securities Act of 1933, the
Fund may have to cause those  securities to be  registered.  The expenses of registering restricted  securities  may be  negotiated  by the Fund with the  issuer at the time the
Fund buys the  securities.  When the Fund must  arrange  registration  because  the Fund wishes to sell the  security,  a  considerable  period may elapse  between  the time the decision is made to sell the security and the time the  security is  registered  so that the  Fund  could  sell  it.  The  Fund  would  bear  the  risks  of any  downward  price fluctuation during that period.

         The Fund may also acquire  restricted  securities  through private  placements.
Those   securities  have  contractual   restrictions  on  their  public  resale.   Those
restrictions  might  limit the Fund's  ability to  dispose of the  securities  and might lower the amount the Fund could realize upon the sale.

         The Fund has limitations that apply to purchases of restricted  securities,  as stated in the  Prospectus.  Those  percentage  restrictions  do not limit  purchases  of restricted securities that are eligible for sale to qualified  institutional  purchasers under  Rule  144A  of  the  Securities  Act of  1933,  if  those  securities  have  been
determined  to  be  liquid  by  the  Manager  under  Board-approved  guidelines.   Those
guidelines  take  into  account  the  trading  activity  for  such  securities  and  the availability of reliable pricing  information,  among other factors.  If there is a lack of trading  interest in a particular  Rule 144A  security,  the Fund's  holdings of that security may be considered to be illiquid.

         Illiquid  securities include repurchase  agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

         |X| Loans of Portfolio  Securities.  To raise cash for liquidity purposes,  the
Fund  can  lend  its  portfolio  securities  to  brokers,  dealers  and  other  types of financial  institutions  approved  by the  Fund's  Board of  Trustees.  These  loans are limited  to not  more  than  25% of the  value  of the  Fund's  total  assets.  The Fund currently  does not intend to engage in loans of securities  in the coming year,  but if it does so, such loans will not likely exceed 5% of the Fund's total assets.

         There are some risks in  connection  with  securities  lending.  The Fund might experience a delay in receiving  additional  collateral  to secure a loan, or a delay in recovery  of the loaned  securities  if the  borrower  defaults.  The Fund must  receive collateral  for a loan.  Under current  applicable  regulatory  requirements  (which are subject to change),  on each business day the loan  collateral must be at least equal to the value of the loaned  securities.  It must  consist of cash,  bank letters of credit, securities of the U.S.  Government or its agencies or  instrumentalities,  or other cash equivalents  in which the Fund is permitted to invest.  To be acceptable as  collateral, letters  of credit  must  obligate  a bank to pay  amounts  demanded  by the Fund if the demand  meets  the terms of the  letter.  The  terms of the  letter  of  credit  and the issuing bank both must be satisfactory to the Fund.

         When it lends  securities,  the Fund receives amounts equal to the dividends or interest on loaned  securities.  It also  receives  one or more of (a)  negotiated  loan fees,  (b)  interest  on  securities  used  as  collateral,  and  (c)  interest  on  any short-term  debt  securities  purchased  with  such  loan  collateral.  Either  type  of interest may be shared with the  borrower.  The Fund may also pay  reasonable  finders', custodian  bank and  administrative  fees in connection  with these loans.  The terms of the Fund's loans must meet  applicable  tests under the  Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities on five days' notice or in time to vote on any important matter.

         |X|      Borrowing for  Leverage.  The Fund has the ability to borrow up to 10%
of the value of its net assets from banks on an  unsecured  basis to invest the borrowed funds in portfolio  securities.  This speculative  technique is known as "leverage." The
Fund may borrow only from  banks.  Under  current  regulatory  requirements,  borrowings can be  made  only  to the  extent  that  the  value  of the  Fund's  assets,  less  its liabilities  other  than  borrowings,  is  equal  to at  least  300%  of all  borrowings
(including  the  proposed  borrowing).  If the value of the Fund's  assets fails to meet this 300% asset  coverage  requirement,  the Fund will reduce its bank debt within three days to meet the  requirement.  To do so,  the Fund  might have to sell a portion of its investments at a disadvantageous time.

         The Fund will pay  interest on these  loans,  and that  interest  expense  will raise the overall  expenses of the Fund and reduce its returns.  If it does borrow,  its expenses  will be  greater  than  comparable  funds  that do not  borrow  for  leverage.
Additionally,  the Fund's net asset  value per share might  fluctuate  more than that of funds  that  do not  borrow.  Currently,  the  Fund  does  not  contemplate  using  this technique, but if it does so, it will not likely do so to a substantial degree.

         |X|      Derivatives.   The  Fund  can  invest  in  a  variety  of   derivative
investments  to  seek  income  for  liquidity  needs  or  for  hedging  purposes.   Some
derivative  investments the Fund can use are the hedging instruments  described below in this  Statement  of  Additional  Information.  However,  the Fund does not use, and does not currently  contemplate  using,  derivatives or hedging  instruments to a significant degree.

         Some of the derivative  investments the Fund can use include debt  exchangeable for common  stock of an issuer or  "equity-linked  debt  securities"  of an  issuer.  At maturity,  the debt  security  is  exchanged  for  common  stock of the  issuer or it is payable  in an amount  based on the price of the  issuer's  common  stock at the time of maturity.  Both  alternatives  present a risk that the amount  payable at maturity  will be less than the principal  amount of the debt because the price of the issuer's  common stock may not be as high as the Manager expected.

                  |_| Hedging.  Although the Fund does not  anticipate the extensive use of hedging  instruments,  the Fund can use  hedging  instruments.  To attempt to protect against  declines  in the market  value of the Fund's  portfolio,  to permit the Fund to retain  unrealized gains in the value of portfolio  securities  which have  appreciated, or to facilitate selling securities for investment reasons, the Fund could:
         sell futures contracts,
         buy puts on such futures or on securities, or
         write covered  calls on  securities or futures.  Covered calls may also be used to increase the Fund's  income,  but the Manager does not expect to engage extensively in that practice.

         The Fund can use hedging to establish a position in the securities  market as a temporary  substitute  for  purchasing  particular  securities.  In that  case  the Fund would  normally  seek to  purchase  the  securities  and  then  terminate  that  hedging position.  The Fund might  also use this type of hedge to  attempt  to  protect  against the possibility  that its portfolio  securities would not be fully included in a rise in value of the market.  To do so the Fund could:
         buy futures, or
         buy calls on such futures or on securities.

         The Fund's  strategy of hedging  with  futures  and options on futures  will be incidental  to the Fund's  activities  in the  underlying  cash market.  The  particular hedging  instruments  the Fund can use are  described  below.  The Fund may  employ  new hedging  instruments  and  strategies  when  they are  developed,  if  those  investment methods are consistent with the Fund's  investment  objective and are permissible  under applicable regulations governing the Fund.

                  |_| Futures.  The Fund may buy and sell futures  contracts that relate to (1)  broadly-based  stock indices  (these are referred to as "stock index  futures"),
(2) other  broadly  based  securities  indices  (these  are  referred  to as  "financial futures"),  (3) debt securities (these are referred to as "interest rate futures"),  (4)
foreign currencies (these are referred to as "forward  contracts"),  and (5) commodities
(these are referred to as "commodity futures").

         A  broadly-based  stock  index is used as the basis  for  trading  stock  index futures.  They may in some cases be based on stocks of issuers in a particular  industry or group of  industries.  A stock index  assigns  relative  values to the common  stocks included  in the index and its value  fluctuates  in response to the changes in value of the underlying  stocks.  A stock index cannot be purchased or sold  directly.  Financial futures  are similar  contracts  based on the future  value of the basket of  securities that  comprise  the index.  These  contracts  obligate  the seller to  deliver,  and the purchaser to take,  cash to settle the futures  transaction.  There is no delivery  made of the  underlying  securities to settle the futures  obligation.  Either party may also settle the transaction by entering into an offsetting contract.

         An interest  rate future  obligates the seller to deliver (and the purchaser to take) cash or a  specified  type of debt  security  to settle the  futures  transaction.
Either party could also enter into an offsetting contract to close out the position.

         The Fund can  invest a portion of its assets in  commodity  futures  contracts.
Commodity futures may be based upon commodities  within five main commodity groups:  (1)
energy,   which  includes  crude  oil,  natural  gas,  gasoline  and  heating  oil;  (2)
livestock,  which includes  cattle and hogs;  (3)  agriculture,  which  includes  wheat, corn, soybeans,  cotton,  coffee, sugar and cocoa; (4) industrial metals, which includes aluminum,  copper,  lead, nickel, tin and zinc; and (5) precious metals,  which includes
gold,   platinum  and  silver.   The  Fund  may  purchase  and  sell  commodity  futures
contracts,  options on futures  contracts  and options and futures on commodity  indices with respect to these five main commodity groups and the individual  commodities  within each group, as well as other types of commodities.

         No money is paid or received  by the Fund on the  purchase or sale of a future.
Upon  entering  into a futures  transaction,  the Fund will be  required  to  deposit an initial  margin  payment with the futures  commission  merchant (the "futures  broker").
Initial margin  payments will be deposited with the Fund's  custodian bank in an account registered in the futures  broker's  name.  However,  the futures broker can gain access to that  account  only  under  specified  conditions.  As the future is marked to market
(that is, its value on the Fund's  books is  changed)  to reflect  changes in its market value,  subsequent margin payments,  called variation margin,  will be paid to or by the futures broker daily.

         At any time prior to expiration of the future,  the Fund may elect to close out its  position by taking an opposite  position,  at which time a final  determination  of variation  margin is made and any  additional  cash must be paid by or  released  to the
Fund.  Any loss or gain on the  future is then  realized  by the Fund for tax  purposes.
All  futures   transactions   (except   forward   contracts)  are  effected   through  a
clearinghouse associated with the exchange on which the contracts are traded.

                  |_| Put and Call  Options.  The Fund can buy and sell certain kinds of
put  options  ("puts")  and  call  options   ("calls").   The  Fund  can  buy  and  sell
exchange-traded  and  over-the-counter  put and call options,  including  index options, securities  options,  currency options,  commodities  options,  and options on the other types of futures described above.

                  |_| Writing  Covered Call Options.  The Fund can write (that is, sell)
covered  calls.  If the Fund sells a call  option,  it must be  covered.  That means the
Fund must own the security  subject to the call while the call is  outstanding,  or, for certain  types of calls,  the call may be covered  by liquid  assets  identified  on the
Fund's  books to enable the Fund to satisfy its  obligations  if the call is  exercised.
Up to 50% of the Fund's total assets may be subject to calls the Fund writes.

         When the Fund writes a call on a security,  it receives  cash (a premium).  The
Fund agrees to sell the underlying  security to a purchaser of a  corresponding  call on the same  security  during  the call  period at a fixed  exercise  price  regardless  of market price  changes  during the call period.  The call period is usually not more than nine  months.  The  exercise  price may differ from the market  price of the  underlying security.  The Fund has the risk of loss that the price of the  underlying  security may decline  during the call  period.  That risk may be offset to some extent by the premium the Fund receives.  If the value of the  investment  does not rise above the call price, it is likely that the call will lapse  without  being  exercised.  In that case the Fund would keep the cash premium and the investment.

         When the Fund writes a call on an index,  it receives cash (a premium).  If the buyer of the call  exercises  it,  the Fund  will  pay an  amount  of cash  equal to the difference  between the closing price of the call and the exercise price,  multiplied by a  specified  multiple  that  determines  the total  value of the call for each point of difference.  If the  value of the  underlying  investment  does not rise  above the call price,  it is likely that the call will lapse  without  being  exercised.  In that case, the Fund would keep the premium.

         The Fund's custodian bank, or a securities  depository acting for the custodian bank,  will act as the Fund's  escrow  agent,  through  the  facilities  of the  Options
Clearing  Corporation  ("OCC"),  as to the  investments  on which  the Fund has  written calls traded on exchanges or as to other acceptable escrow  securities.  In that way, no margin will be required for such  transactions.  OCC will release the  securities on the expiration of the option or when the Fund enters into a closing transaction.

         When the Fund writes an over-the-counter  ("OTC") option, it will enter into an arrangement  with a primary U.S.  government  securities  dealer which will  establish a formula  price at which the Fund will have the  absolute  right to  repurchase  that OTC option.  The  formula  price  will  generally  be based  on a  multiple  of the  premium received for the option,  plus the amount by which the option is  exercisable  below the market price of the underlying  security  (that is, the option is "in the money").  When the  Fund  writes  an OTC  option,  it will  treat  as  illiquid  (for  purposes  of its restriction on holding illiquid  securities) the mark-to-market  value of any OTC option it holds,  unless  the  option is  subject  to a  buy-back  agreement  by the  executing broker.

         To terminate its  obligation on a call it has written,  the Fund may purchase a corresponding  call in a "closing  purchase  transaction."  The Fund will then realize a profit or loss,  depending upon whether the net of the amount of the option  transaction costs  and the  premium  received  on the call the Fund  wrote is more or less  than the price of the  call  the  Fund  purchases  to  close  out the  transaction.  The Fund may realize a profit if the call  expires  unexercised,  because  the Fund will  retain  the underlying  security  and the  premium  it  received  when it wrote the  call.  Any such profits are  considered  short-term  capital gains for federal  income tax purposes,  as are the  premiums  on lapsed  calls.  When  distributed  by the Fund they are taxable as ordinary  income.  If the Fund cannot effect a closing  purchase  transaction due to the lack of a market,  it will have to hold the callable  securities  until the call expires or is exercised.

         The Fund may also write calls on a futures  contract without owning the futures contract or securities  deliverable  under the contract.  To do so, at the time the call is written,  the Fund must cover the call by identifying an equivalent  dollar amount of liquid assets on the Fund's books.  The Fund will identify  additional  liquid assets on the Fund's books if the value of the  identified  assets drops below 100% of the current value of the future.  Because of this  identification  requirement,  in no circumstances would the Fund's  receipt of an exercise  notice as to that  future  require the Fund to deliver a futures  contract.  It would simply put the Fund in a short futures  position, which is permitted by the Fund's hedging policies.

                  |_| Writing Put Options.  The Fund can sell put options.  A put option on securities  gives the purchaser the right to sell,  and the writer the  obligation to buy, the  underlying  investment  at the exercise  price during the option  period.  The
Fund will not write puts if, as a result,  more than 50% of the Fund's net assets  would be required to be identified on the Fund's books to cover such put options.

         If the Fund writes a put, the put must be covered by liquid  assets  identified on the Fund's  books.  The premium the Fund  receives  from  writing a put  represents a profit,  as long as the price of the  underlying  investment  remains  equal to or above the exercise  price of the put.  However,  the Fund also assumes the  obligation  during the  option  period to buy the  underlying  investment  from the buyer of the put at the exercise  price,  even if the value of the  investment  falls below the exercise  price.
If a put the Fund has  written  expires  unexercised,  the Fund  realizes  a gain in the amount of the premium less the  transaction  costs  incurred.  If the put is  exercised, the Fund must  fulfill its  obligation  to purchase  the  underlying  investment  at the exercise  price.  That price will usually  exceed the market value of the  investment at that  time.  In  that  case,  the  Fund  may  incur a loss if it  sells  the  underlying investment.  That  loss  will be equal to the sum of the  sale  price of the  underlying investment  and the  premium  received  minus  the  sum of the  exercise  price  and any transaction costs the Fund incurred.

         When writing a put option on a security,  to secure its  obligation  to pay for the  underlying  security the Fund will identify  liquid assets with a value equal to or greater  than  the  exercise  price of the  underlying  securities.  The Fund  therefore forgoes the  opportunity  of investing  the  identified  assets or writing calls against those assets.

         As  long  as the  Fund's  obligation  as the put  writer  continues,  it may be assigned an exercise  notice by the  broker-dealer  through which the put was sold. That notice will  require the Fund to take  delivery of the  underlying  security and pay the exercise  price.  The Fund has no control  over when it may be required to purchase  the underlying  security,  since it may be assigned an exercise  notice at any time prior to
the   termination  of  its  obligation  as  the  writer  of  the  put.  That  obligation terminates  upon  expiration of the put. It may also terminate if, before it receives an exercise  notice,  the Fund effects a closing  purchase  transaction by purchasing a put of the same series as it sold.  Once the Fund has been assigned an exercise  notice,  it cannot effect a closing purchase transaction.

         The Fund may  decide to  effect a closing  purchase  transaction  to  realize a profit on an  outstanding  put  option  it has  written  or to  prevent  the  underlying security from being put.  Effecting a closing purchase  transaction will also permit the
Fund to write  another put option on the  security,  or to sell the security and use the proceeds  from the sale for other  investments.  The Fund will  realize a profit or loss from a closing  purchase  transaction  depending on whether the cost of the  transaction is less or more than the premium  received  from  writing  the put  option.  Any profits from writing puts are  considered  short-term  capital  gains for federal tax  purposes, and when distributed by the Fund, are taxable as ordinary income.

                  |_|  Purchasing  Calls  and  Puts.  The  Fund  can  purchase  calls to protect  against the  possibility  that the Fund's  portfolio will not participate in an anticipated  rise in the securities  market.  When the Fund buys a call (other than in a closing  purchase  transaction),  it pays a premium.  The Fund then has the right to buy the underlying  investment from a seller of a corresponding  call on the same investment during the call period at a fixed  exercise  price.  The Fund  benefits only if it sells the call at a profit or if, during the call period,  the market price of the  underlying investment  is  above  the sum of the call  price  plus the  transaction  costs  and the premium  paid for the  call  and the  Fund  exercises  the  call.  If the Fund  does not exercise  the  call or sell it  (whether  or not at a  profit),  the  call  will  become worthless  at its  expiration  date.  In that case the Fund  will have paid the  premium but lost the right to purchase the underlying investment.

         The Fund can buy puts whether or not it holds the underlying  investment in its portfolio.  When the Fund  purchases a put, it pays a premium and,  except as to puts on indices,  has the  right to sell the  underlying  investment  to a seller  of a put on a corresponding  investment  during the put  period at a fixed  exercise  price.  Buying a put on  securities  or  futures  the Fund owns  enables  the Fund to  attempt to protect itself  during  the  put  period  against  a  decline  in the  value  of the  underlying investment  below  the  exercise  price by  selling  the  underlying  investment  at the exercise  price  to a  seller  of a  corresponding  put.  If  the  market  price  of the underlying  investment  is equal to or above the  exercise  price and, as a result,  the put is not exercised or resold,  the put will become  worthless at its expiration  date.
In that  case  the  Fund  will  have  paid the  premium  but lost the  right to sell the underlying  investment.  However,  the Fund may  sell the put  prior to its  expiration.
That sale may or may not be at a profit.

         Buying  a put on an  investment  the  Fund  does  not own  (such as an index or future)  permits  the Fund to resell  the put or to buy the  underlying  investment  and sell it at the  exercise  price.  The resale  price will vary  inversely to the price of the underlying  investment.  If the market price of the  underlying  investment is above the  exercise  price and,  as a result,  the put is not  exercised,  the put will become worthless on its expiration date.

         When  the  Fund  purchases  a call  or put on an  index  or  future,  it pays a premium,  but  settlement  is  in  cash  rather  than  by  delivery  of  the  underlying investment  to the Fund.  Gain or loss depends on changes in the index in question  (and thus on  price  movements  in the  securities  market  generally)  rather  than on price movements in individual securities or futures contracts.

         The Fund may buy a call or put only if,  after the  purchase,  the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

                  |_| Buying and  Selling  Options on Foreign  Currencies.  The Fund can
buy and sell  calls and puts on foreign  currencies.  They  include  puts and calls that trade on a securities  or  commodities  exchange or in the  over-the-counter  markets or are  quoted  by major  recognized  dealers  in such  options.  The Fund  could use these calls  and puts to try to  protect  against  declines  in the  dollar  value of  foreign securities  and  increases  in the dollar cost of foreign  securities  the Fund wants to acquire.

         If the Manager  anticipates a rise in the dollar value of a foreign currency in
which  securities  to  be  acquired  are  denominated,   the  increased  cost  of  those
securities may be partially  offset by purchasing  calls or writing puts on that foreign currency.  If the  Manager  anticipates  a  decline  in the  dollar  value of a  foreign currency,  the decline in the dollar value of portfolio  securities  denominated in that currency might be partially  offset by writing calls or purchasing  puts on that foreign currency.  However,  the currency  rates could  fluctuate in a direction  adverse to the
Fund's  position.  The  Fund  will  then  have  incurred  option  premium  payments  and transaction costs without a corresponding benefit.
         A call the Fund writes on a foreign  currency is "covered" if the Fund owns the underlying  foreign  currency covered by the call or has an absolute and immediate right to acquire that foreign currency  without  additional cash  consideration  (or it can do so for additional cash  consideration  identified on the Fund's books upon conversion or exchange of other foreign currency held in its portfolio.

         The Fund could write a call on a foreign  currency to provide a hedge against a decline in the U.S.  dollar value of a security  which the Fund owns or has the right to acquire and which is  denominated in the currency  underlying  the option.  That decline might be one that occurs due to an expected  adverse change in the exchange  rate.  This is known as a  "cross-hedging"  strategy.  In those  circumstances,  the Fund covers the option by  maintaining  cash,  U.S.  government  securities or other liquid,  high grade debt  securities in an amount equal to the exercise  price of the option,  identified on the Fund's books.

                  |_| Risks of Hedging  with  Options  and  Futures.  The use of hedging instruments  requires  special  skills and knowledge of investment  techniques  that are different  than what is required for normal  portfolio  management.  If the Manager uses a  hedging  instrument  at the  wrong  time or  judges  market  conditions  incorrectly, hedging  strategies may reduce the Fund's return.  The Fund could also experience losses if the prices of its futures and options  positions were not  correlated  with its other investments.

         The Fund's  option  activities  might affect its  portfolio  turnover  rate and brokerage  commissions.  The exercise of calls  written by the Fund might cause the Fund to sell related  portfolio  securities,  thus increasing its turnover rate. The exercise by the  Fund of puts on  securities  will  cause  the  sale of  underlying  investments, increasing  portfolio  turnover.  Although  the  decision  whether to  exercise a put it holds is within  the  Fund's  control,  holding  a put might  cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

         The Fund  could  pay a  brokerage  commission  each time it buys a call or put, sells a call or put, or buys or sells an underlying  investment  in connection  with the exercise of a call or put.  Those  commissions  could be higher on a relative basis than the commissions for direct  purchases or sales of the underlying  investments.  Premiums paid  for  options  are  small  in  relation  to the  market  value  of  the  underlying investments.  Consequently,  put and call options offer large  amounts of leverage.  The leverage  offered  by  trading in  options  could  result in the Fund's net asset  value being more sensitive to changes in the value of the underlying investment.

         If a covered call written by the Fund is  exercised on an  investment  that has increased  in  value,  the Fund  will be  required  to sell the  investment  at the call price.  It will not be able to realize any profit if the  investment  has  increased  in value above the call price.

         An option  position may be closed out only on a market that provides  secondary trading  for  options  of the  same  series,  and  there is no  assurance  that a liquid secondary  market  will  exist for any  particular  option.  The Fund  might  experience losses if it could not  close out a  position  because  of an  illiquid  market  for the future or option.

         There is a risk in using short hedging by selling  futures or  purchasing  puts on  broadly-based  indices or futures to  attempt  to protect  against  declines  in the value of the Fund's  portfolio  securities.  The risk is that the prices of the  futures or the  applicable  index  will  correlate  imperfectly  with the  behavior  of the cash prices of the Fund's  securities.  For example,  it is possible  that while the Fund has used hedging  instruments  in a short hedge,  the market might  advance and the value of the securities held in the Fund's  portfolio might decline.  If that occurred,  the Fund would lose money on the hedging  instruments  and also experience a decline in the value of its  portfolio  securities.  However,  while this could occur for a very brief period or  to a  very  small  degree,  over  time  the  value  of a  diversified  portfolio  of securities  will  tend to move in the same  direction  as the  indices  upon  which  the hedging instruments are based.

         The risk of imperfect  correlation  increases as the  composition of the Fund's portfolio  diverges from the securities  included in the applicable index. To compensate for the  imperfect  correlation  of movements in the price of the  portfolio  securities being hedged and movements in the price of the hedging  instruments,  the Fund might use hedging  instruments  in a greater  dollar  amount than the dollar  amount of  portfolio securities  being hedged.  It might do so if the historical  volatility of the prices of the  portfolio  securities  being hedged is more than the  historical  volatility of the applicable index.

         The  ordinary  spreads  between  prices  in the cash and  futures  markets  are subject to distortions,  due to differences in the nature of those markets.  First,  all participants  in the  futures  market are  subject  to margin  deposit  and  maintenance requirements.  Rather than meeting  additional  margin deposit  requirements,  investors may close futures  contracts  through  offsetting  transactions  which could distort the normal  relationship  between the cash and futures  markets.  Second,  the  liquidity of the  futures  market  depends on  participants  entering  into  offsetting  transactions rather  than making or taking  delivery.  To the extent  participants  decide to make or take  delivery,  liquidity  in the  futures  market  could be  reduced,  thus  producing distortion.  Third, from the point of view of speculators,  the deposit  requirements in the  futures  market  are  less  onerous  than  margin  requirements  in the  securities markets.  Therefore,  increased  participation  by speculators in the futures market may cause temporary price distortions.

         The Fund can use hedging  instruments to establish a position in the securities markets as a temporary  substitute  for the  purchase  of  individual  securities  (long hedging) by buying  futures  and/or calls on such futures,  broadly-based  indices or on securities.  It is  possible  that when the Fund does so the market  might  decline.  If the Fund then  concludes  not to invest  in  securities  because  of  concerns  that the market might decline  further or for other reasons,  the Fund will realize a loss on the hedging  instruments  that is not offset by a reduction  in the price of the  securities purchased.

                  |_|  Forward   Contracts.   Forward  contracts  are  foreign  currency
exchange  contracts.  They are used to buy or sell foreign  currency for future delivery at a fixed  price.  The Fund uses them to "lock in" the U.S.  dollar price of a security denominated  in a  foreign  currency  that the Fund has  bought or sold,  or to  protect against  possible  losses from changes in the relative  values of the U.S.  dollar and a foreign currency.  The Fund limits its exposure in foreign currency  exchange  contracts in a  particular  foreign  currency  to the  amount of its  assets  denominated  in that currency  or a  closely-correlated  currency.  The Fund  may  also  use  "cross-hedging"
where the Fund hedges against  changes in currencies  other than the currency in which a security it holds is denominated.

         Under a forward  contract,  one party  agrees to  purchase,  and another  party agrees  to sell,  a  specific  currency  at a future  date.  That  date may be any fixed number  of  days  from  the  date  of the  contract  agreed  upon  by the  parties.  The transaction  price is set at the time the  contract  is entered  into.  These  contracts are traded in the inter-bank  market conducted  directly among currency traders (usually large commercial banks) and their customers.

         The Fund may use forward contracts to protect against  uncertainty in the level of future  exchange rates.  The use of forward  contracts does not eliminate the risk of fluctuations  in the  prices of the  underlying  securities  the Fund owns or intends to acquire,  but it does fix a rate of exchange in advance.  Although forward contracts may reduce  the risk of loss from a  decline  in the value of the  hedged  currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

         When the Fund  enters  into a contract  for the  purchase or sale of a security denominated in a foreign currency,  or when it anticipates  receiving  dividend payments in a foreign  currency,  the Fund might desire to "lock-in" the U.S. dollar price of the security or the U.S.  dollar  equivalent  of the dividend  payments.  To do so, the Fund might enter into a forward  contract  for the  purchase or sale of the amount of foreign currency involved in the underlying  transaction,  in a fixed amount of U.S. dollars per unit of the foreign  currency.  This is called a  "transaction  hedge." The  transaction hedge  will  protect  the Fund  against a loss from an  adverse  change in the  currency exchange  rates  during the period  between the date on which the  security is purchased or sold or on which the  payment is  declared,  and the date on which the  payments  are made or received.

         The Fund could also use forward  contracts to lock in the U.S.  dollar value of portfolio  positions.  This is called a "position  hedge." When the Fund  believes  that foreign currency might suffer a substantial  decline against the U.S.  dollar,  it could enter into a forward contract to sell an amount of that foreign  currency  approximating the  value  of  some  or all of the  Fund's  portfolio  securities  denominated  in that foreign  currency.  When  the  Fund  believes  that  the  U.S.  dollar  might  suffer  a substantial  decline against a foreign currency,  it could enter into a forward contract to buy that foreign  currency for a fixed dollar amount.  Alternatively,  the Fund could enter into a forward  contract to sell a  different  foreign  currency  for a fixed U.S.
dollar amount if the Fund believes  that the U.S.  dollar value of the foreign  currency to be sold pursuant to its forward  contract  will fall  whenever  there is a decline in the U.S.  dollar value of the  currency in which  portfolio  securities  of the Fund are denominated. That is referred to as a "cross hedge."

         The Fund will cover its short  positions in these cases by  identifying  to its custodian  bank  assets  having a value  equal to the  aggregate  amount  of the  Fund's commitment under forward  contracts.  The Fund will not enter into forward  contracts or maintain a net exposure to such  contracts if the  consummation  of the contracts  would obligate  the Fund to deliver an amount of  foreign  currency  in excess of the value of the  Fund's  portfolio  securities  or other  assets  denominated  in that  currency  or another currency that is the subject of the hedge.

         However,  to avoid excess  transactions  and  transaction  costs,  the Fund may maintain  a net  exposure  to  forward  contracts  in excess of the value of the  Fund's portfolio  securities or other assets  denominated  in foreign  currencies if the excess amount is "covered" by liquid  securities  denominated  in any currency.  The cover must be at least equal at all times to the amount of that  excess.  As one  alternative,  the
Fund may  purchase a call option  permitting  the Fund to purchase the amount of foreign currency  being hedged by a forward sale  contract at a price no higher than the forward contract price. As another  alternative,  the Fund may purchase a put option  permitting the Fund to sell the amount of foreign currency  subject to a forward purchase  contract at a price as high or higher than the forward contact price.

         The precise  matching of the amounts under  forward  contracts and the value of the  securities  involved  generally  will not be possible  because the future  value of securities  denominated  in foreign  currencies  will change as a consequence  of market movements  between  the date the  forward  contract  is entered  into and the date it is sold.  In some cases the Manager  might decide to sell the security and deliver  foreign currency  to  settle  the  original  purchase  obligation.  If the  market  value of the security is less than the amount of foreign  currency  the Fund is obligated to deliver, the Fund might have to purchase  additional  foreign  currency  on the "spot"  (that is, cash) market to settle the security trade.  If the market value of the security  instead exceeds the amount of foreign  currency  the Fund is  obligated to deliver to settle the trade,  the Fund  might have to sell on the spot  market  some of the  foreign  currency received upon the sale of the security.  There will be additional  transaction  costs on the spot market in those cases.

         The projection of short-term currency market movements is extremely  difficult, and the  successful  execution of a  short-term  hedging  strategy is highly  uncertain.
Forward  contracts  involve the risk that  anticipated  currency  movements  will not be accurately  predicted,  causing the Fund to sustain losses on these contracts and to pay additional  transactions  costs.  The use of  forward  contracts  in this  manner  might reduce the Fund's  performance if there are unanticipated  changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

         At or before the maturity of a forward  contract  requiring  the Fund to sell a currency,  the Fund might sell a portfolio  security  and use the sale  proceeds to make delivery of the  currency.  In the  alternative  the Fund might  retain the security and offset its  contractual  obligation  to deliver  the  currency  by  purchasing  a second contract.  Under that  contract the Fund will obtain,  on the same  maturity  date,  the same  amount of the  currency  that it is  obligated  to  deliver.  Similarly,  the Fund might close out a forward  contract  requiring  it to  purchase a specified  currency by entering  into a  second  contract  entitling  it to sell the  same  amount  of the same currency on the maturity  date of the first  contract.  The Fund would realize a gain or loss as a result of entering  into such an  offsetting  forward  contract  under  either circumstance.  The gain or loss will depend on the extent to which the exchange  rate or rates between the  currencies  involved  moved between the execution  dates of the first contract and offsetting contract.

         The costs to the Fund of engaging  in forward  contracts  varies  with  factors such as the  currencies  involved,  the  length of the  contract  period  and the market conditions  then  prevailing.  Because  forward  contracts are usually entered into on a
principal  basis,  no  brokerage  fees  or  commissions  are  involved.   Because  these
contracts  are not  traded  on an  exchange,  the Fund  must  evaluate  the  credit  and performance risk of the counterparty under each forward contract.

         Although  the Fund values its assets  daily in terms of U.S.  dollars,  it does not intend to convert its holdings of foreign  currencies  into U.S.  dollars on a daily basis.  The Fund may convert  foreign  currency from time to time,  and will incur costs in doing so. Foreign  exchange  dealers do not charge a fee for conversion,  but they do seek to realize a profit  based on the  difference  between the prices at which they buy and sell various  currencies.  Thus, a dealer might offer to sell a foreign  currency to the Fund at one rate,  while  offering a lesser rate of exchange if the Fund  desires to resell that currency to the dealer.

                  |_|  Regulatory  Aspects of Hedging  Instruments.  When using  futures and options on futures,  the Fund is required to operate within  certain  guidelines and restrictions  with  respect  to the use of  futures as  established  by the  Commodities
Futures  Trading  Commission  (the  "CFTC").  In  particular,  the Fund is exempted from registration  with the CFTC as a "commodity  pool  operator" if the Fund  complies  with the  requirements  of Rule 4.5  adopted  by the  CFTC.  The  Rule  does  not  limit  the percentage  of the  Fund's  assets  that  may be used for  futures  margin  and  related options  premiums for a bona fide hedging  position.  However,  under the Rule, the Fund must limit its aggregate  initial  futures  margin and related  options  premiums to not more than 5% of the Fund's net assets for  hedging  strategies  that are not  considered bona fide  hedging  strategies  under the Rule.  Under the Rule,  the Fund must also use short futures and options on futures  solely for bona fide hedging  purposes  within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

         Transactions  in options by the Fund are subject to limitations  established by the option  exchanges.  The  exchanges  limit the maximum  number of options that may be written or held by a single  investor or group of  investors  acting in  concert.  Those limits  apply  regardless  of whether the options  were written or purchased on the same or  different  exchanges  or are held in one or more  accounts  or  through  one or more different  exchanges or through one or more  brokers.  Thus,  the number of options that the  Fund  may  write  or hold  may be  affected  by  options  written  or held by other entities,  including other investment  companies having the same advisor as the Fund (or an advisor  that is an  affiliate  of the Fund's  advisor).  The  exchanges  also impose position  limits on Futures  transactions.  An  exchange  may order the  liquidation  of positions  found to be in  violation  of  those  limits  and may  impose  certain  other sanctions.

         Under the  Investment  Company Act, when the Fund  purchases a future,  it must maintain cash or readily  marketable  short-term debt  instruments in an amount equal to the market  value of the  securities  underlying  the  future,  less the margin  deposit applicable to it.

                  |_| Tax  Aspects  of  Certain  Hedging  Instruments.  Certain  foreign currency  exchange  contracts in which the Fund may invest are treated as "Section  1256 contracts"  under the Internal  Revenue  Code. In general,  gains or losses  relating to
Section 1256 contracts are  characterized  as 60% long-term and 40%  short-term  capital gains or losses  under the  Code.  However,  foreign  currency  gains or losses  arising from  Section  1256  contracts  that are  forward  contracts  generally  are  treated as ordinary  income or loss. In addition,  Section 1256  contracts  held by the Fund at the end of each  taxable year are  "marked-to-market,"  and  unrealized  gains or losses are treated as though  they were  realized.  These  contracts  also may be  marked-to-market
for  purposes  of  determining   the  excise  tax   applicable  to  investment   company
distributions  and for other  purposes under rules  prescribed  pursuant to the Internal
Revenue  Code.  An election  can be made by the Fund to exempt those  transactions  from this marked-to-market treatment.

         Certain  forward  contracts the Fund enters into may result in "straddles"  for federal  income tax  purposes.  The straddle  rules may affect the  character and timing of gains (or losses)  recognized by the Fund on straddle  positions.  Generally,  a loss sustained on the  disposition of a position  making up a straddle is allowed only to the extent that the loss exceeds any  unrecognized  gain in the offsetting  positions making up the  straddle.  Disallowed  loss is generally  allowed at the point where there is no
unrecognized  gain  in  the  offsetting  positions  making  up  the  straddle,   or  the
offsetting position is disposed of.

         Under the Internal  Revenue Code, the following  gains or losses are treated as ordinary income or loss:

1.        gains or losses  attributable  to  fluctuations  in exchange  rates that occur between  the time the  Fund  accrues  interest  or  other  receivables  or accrues  expenses or other  liabilities  denominated in a foreign currency and the time the Fund  actually  collects  such  receivables  or pays such liabilities, and

2.        gains or  losses  attributable  to  fluctuations  in the  value  of a  foreign currency  between the date of acquisition  of a debt security  denominated in a foreign currency or foreign  currency forward  contracts and the date of disposition.

         Currency  gains and losses are offset  against  market gains and losses on each trade before  determining  a net "Section  988" gain or loss under the Internal  Revenue
Code  for  that  trade,  which  may  increase  or  decrease  the  amount  of the  Fund's investment income available for distribution to its shareholders.

Investment in Other  Investment  Companies.  The Fund can also invest in the  securities of other investment  companies,  which can include open-end funds,  closed-end funds and unit investment  trusts,  subject to the limits set forth in the Investment  Company Act of 1940 (the  "Investment  Company Act") that apply to those types of  investments.  For example,  the Fund can invest in  exchange-traded  funds,  which are typically  open-end funds or unit investment  trusts,  listed on a stock  exchange.  The Fund might do so as a way of  gaining  exposure  to the  segments  of the  equity  or  fixed-income  markets represented by the Exchange-Traded  Funds' portfolio,  at times when the Fund may not be able to buy those portfolio securities directly.

         Investing in another  investment company may involve the payment of substantial premiums  above the  value of such  investment  company's  portfolio  securities  and is subject to  limitations  under the  Investment  Company Act. The Fund does not intend to invest in other  investment  companies  unless the Manager  believes  that the potential benefits of the investment  justify the payment of any premiums or sales  charges.  As a shareholder  of an  investment  company,  the Fund would be subject to its ratable share of that  investment  company's  expenses,  including  its  advisory  and  administration expenses.  The Fund  does not  anticipate  investing  a  substantial  amount  of its net assets in shares of other investment companies.

         |X|      Temporary  Defensive and Interim  Investments.  When market conditions are unstable,  or the Manager  believes it is otherwise  appropriate to reduce  holdings in stocks,  the Fund can invest in a variety of debt securities for defensive  purposes.
The Fund can also purchase these  securities  for liquidity  purposes to meet cash needs due to the  redemption  of Fund  shares,  or to hold  while  waiting  to  reinvest  cash received from the sale of other portfolio securities. The Fund can buy:

o        high-quality  (rated  in the top  rating  categories  of  nationally-recognized rating  organizations  or  deemed  by  the  Manager  to be  of  comparable quality),  short-term money market instruments,  including those issued by the U. S. Treasury or other government agencies,
         o        commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies) rated in the top rating category of a nationally recognizes rating organization,
o        debt obligations of corporate  issuers,  rated investment grade (rated at least
              Baa by  Moody's  Investors  Service,  Inc.  or at least BBB by  Standard &
              Poor's  Rating  Service,   or  a  comparable   rating  by  another  rating
              organization),  or  unrated  securities  judged by the  Manager to be of a quality comparable to rated securities in those categories,
         o    certificates  of deposit and bankers'  acceptances of domestic and foreign banks and savings and loan associations, and
         o    repurchase agreements.

         Short-term  debt  securities  would  normally be selected for defensive or cash management  purposes  because  they  can  normally  be  disposed  of  quickly,  are  not generally  subject to significant  fluctuations  in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Investment Restrictions

         |X|  What Are the  Fund's  "Fundamental  Policies?"  Fundamental  policies  are those policies that the Fund has adopted to govern its  investments  that can be changed only by the vote of a "majority"  of the Fund's  outstanding  voting  securities.  Under the Investment  Company Act, a "majority"  vote is defined as the vote of the holders of the lesser of:

         67% or more of the shares  present  or  represented  by proxy at a  shareholder
         meeting, ifo       the holders of more than 50% of the  outstanding  shares are present or represented by proxy, or
         more than 50% of the outstanding shares.

         The  Fund's  investment  objective  is a  fundamental  policy.  Other  policies
described  in  the   Prospectus  or  this  Statement  of  Additional   Information   are
"fundamental"  only if they are  identified  as such.  The Fund's  Board of Trustees can change  non-fundamental  policies without  shareholder  approval.  However,  significant changes to  investment  policies  will be  described  in  supplements  or updates to the
Prospectus  or this  Statement of Additional  Information,  as  appropriate.  The Fund's most significant investment policies are described in the Prospectus.

         |X|  What  Are  the  Fund's  Additional  Fundamental  Policies?  The  following investment restrictions are fundamental policies of the Fund.

o        The Fund cannot buy  securities  issued or guaranteed by any one issuer if more than 5% of its  total  assets  would be  invested  in  securities  of that issuer  or if it  would  then own more  than 10% of that  issuer's  voting securities.  That  restriction  applies to 75% of the Fund's total assets.
              The limit does not apply to  securities  issued by the U.S.  government or any of its agencies or instrumentalities.
         o        The  Fund  cannot  lend  money.  However,  it can  invest  in all or a portion  of an  issue  of  bonds,  debentures,  commercial  paper or other
              similar   corporate   obligations,   whether  or  not  they  are  publicly
              distributed.  The Fund may also lend its portfolio  securities  subject to any  restrictions  adopted  by the Board of  Trustees,  and may enter into repurchase agreements.
o        The Fund cannot  concentrate  investments.  That means it cannot  invest 25% or more of its total  assets in companies  in any one  industry.  Obligations of the  U.S.  government,  its  agencies  and  instrumentalities  are  not considered  to  be  part  of  an  "industry"  for  the  purposes  of  this restriction.
o        The  Fund  cannot  invest  in real  estate.  However,  the  Fund  can  purchase
              readily-marketable   securities  of  companies   holding  real  estate  or
              interests in real estate.
o        The Fund cannot issue "senior  securities,"  but this does not prohibit certain investment  activities  for  which  assets of the Fund are  designated  as segregated,  or margin, collateral or escrow arrangements are established, to cover the related  obligations.  Examples of those  activities  include borrowing  money,  reverse  repurchase  agreements,  delayed-delivery  and
              when-issued  arrangements  for  portfolio  securities  transactions,   and
              contracts  to buy or sell  derivatives,  hedging  instruments,  options or futures.
o        The  Fund  cannot  underwrite  securities  of  other  companies.   A  permitted
              exception  is  in  case  it is  deemed  to be  an  underwriter  under  the
              Securities  Act of 1933  when  reselling  any  securities  held in its own portfolio.
o        The Fund cannot invest in  commodities or commodity  contracts,  other than the hedging instruments  permitted by any of its other investment policies. It does not matter  whether  the hedging  instrument  is  considered  to be a commodity or commodity contract.

         |X| Does the Fund Have Any Restrictions That Are Not Fundamental?  The Fund has
a number of other  investment  restrictions  that are not  fundamental  policies,  which means that they can be changed by the Board of Trustees without shareholder approval.

o        The Fund cannot  invest in companies  for the purpose of  acquiring  control or management of them.
o        The Fund  cannot  purchase  securities  on margin.  However,  the Fund may make margin  deposits  in  connection  with  any  of  the  hedging  instruments permitted by any of its other investment policies.
o        The Fund cannot  invest in or hold  securities  of any issuer if  officers  and
              Trustees of the Fund or the  Manager  individually  beneficially  own more than 1/2 of 1% of the  securities  of that  issuer and  together  own more than 5% of the securities of that issuer.
o        The Fund cannot pledge any of its assets.  However,  this does not prohibit the escrow  arrangements  contemplated  by the writing of covered call options or other  collateral or margin  arrangements in connection with any of the hedging instruments permitted by any of its other investment policies.

         Unless the Prospectus or this Statement of Additional  Information  states that a percentage  restriction  applies on an ongoing basis,  it applies only at the time the
Fund  makes an  investment.  The Fund need not sell  securities  to meet the  percentage limits if the value of the investment increases in proportion to the size of the Fund.

         For  purposes  of the  Fund's  policy not to  concentrate  its  investments  as described  above,  the  Fund has  adopted  the  industry  classifications  set  forth in
Appendix  A to this  Statement  of  Additional  Information.  This is not a  fundamental policy.

How the Fund is Managed

Organization and History.  The Fund is an open-end,  diversified  management  investment company with an unlimited number of authorized shares of beneficial  interest.  The Fund was organized as a Massachusetts business trust in 1997.

Classes of Shares.  The  Trustees  are  authorized,  without  shareholder  approval,  to create new series and classes of shares.  The Trustees may  reclassify  unissued  shares of the Fund into  additional  series or classes of shares.  The Trustees also may divide or  combine  the shares of a class  into a greater  or lesser  number of shares  without changing the  proportionate  beneficial  interest of a shareholder  in the Fund.  Shares do not have cumulative  voting rights or preemptive or subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.

         The Fund  currently  has four classes of shares:  Class A, Class B, Class C and
Class N. All classes invest in the same  investment  portfolio.  Only  retirement  plans may purchase Class N shares. Each class of shares:

         o        has its own dividends and distributions,
o        pays certain expenses which may be different for the different classes,
o        may have a different net asset value,
o        may have separate  voting rights on matters in which interests of one class are different from interests of another class, and
o        votes as a class on matters that affect that class alone.

         Shares  are freely  transferable,  and each share of each class has one vote at
shareholder   meetings,   with  fractional  shares  voting   proportionally  on  matters
submitted to the vote of  shareholders.  Each share of the Fund  represents  an interest in the  Fund  proportionately  equal to the  interest  of each  other  share of the same class.

Meetings of  Shareholders.  As a Massachusetts  business trust, the Fund is not required to hold, and does not plan to hold,  regular annual meetings of  shareholders.  The Fund will  hold  meetings  when  required  to do so by the  Investment  Company  Act or other applicable  law.  It  will  also do so  when a  shareholder  meeting  is  called  by the
Trustees or upon proper request of the shareholders.

         Shareholders  have  the  right,  upon the  declaration  in  writing  or vote of two-thirds  of the  outstanding  shares of the Fund,  to remove a Trustee.  The Trustees will  call a meeting  of  shareholders  to vote on the  removal  of a  Trustee  upon the written  request  of  the  record  holders  of 10% of  its  outstanding  shares.  If the
Trustees  receive  a request  from at least 10  shareholders  stating  that they wish to communicate  with other  shareholders  to  request a meeting  to remove a  Trustee,  the
Trustees will then either make the Fund's  shareholder  list available to the applicants or mail their  communication to all other shareholders at the applicants'  expense.  The shareholders  making the  request  must have been  shareholders  for at least six months and must hold shares of the Fund valued at $25,000 or more or  constituting  at least 1%
of the Fund's  outstanding  shares. The Trustees may also take other action as permitted by the Investment Company Act.

Shareholder  and  Trustee  Liability.  The  Fund's  Declaration  of  Trust  contains  an express  disclaimer of shareholder or Trustee liability for the Fund's  obligations.  It also  provides  for  indemnification  and  reimbursement  of expenses  out of the Fund's
property  for  any  shareholder  held  personally   liable  for  its  obligations.   The
Declaration  of Trust also states that upon  request,  the Fund shall assume the defense of any  claim  made  against a  shareholder  for any act or  obligation  of the Fund and shall satisfy any judgment on that claim.  Massachusetts  law permits a  shareholder  of a business trust (such as the Fund) to be held  personally  liable as a "partner"  under certain  circumstances.  However,  the risk that a Fund shareholder will incur financial loss from  being held  liable as a  "partner"  of the Fund is limited to the  relatively remote circumstances in which the Fund would be unable to meet its obligations.

The Fund's  contractual  arrangements state that any person doing business with the Fund
(and  each  shareholder  of the Fund)  agrees  under  its  Declaration  of Trust to look solely to the  assets  of the Fund for  satisfaction  of any  claim or  demand  that may arise out of any  dealings  with the Fund.  Additionally,  the  Trustees  shall  have no personal liability to any such person, to the extent permitted by law.

Board  of  Trustees  and  Oversight  Committees.  The  Fund is  governed  by a Board  of
Trustees,  which is  responsible  for  protecting  the interests of  shareholders  under
Massachusetts  law. The Trustees meet  periodically  throughout  the year to oversee the
Fund's  activities,  review its  performance,  and review  the  actions of the  Manager.
Although the Fund will not normally  hold annual  meetings of its  shareholders,  it may hold  shareholder  meetings  from time to time on important  matters,  and  shareholders have the right to call a meeting to remove a Trustee or to take other  action  described in the Fund's Declaration of Trust.

         The Board of Trustees has an Audit  Committee,  a Study  Committee  and a Proxy
Committee.   The  members  of  the  Audit  Committee  are  Kenneth  Randall  (Chairman),
Benjamin  Lipstein and Edward  Regan.  The Audit  Committee  held 5 meetings  during the
Fund's fiscal year ended August 31, 2002,  The Audit  Committee  provides the Board with recommendations  regarding the selection of the Fund's  independent  auditor.  The Audit
Committee  also  reviews  the scope and  results of audits  and the audit fees  charged, reviews  reports from the Fund's  independent  auditor  concerning  the Fund's  internal accounting  procedures,  and  controls  and reviews  reports of the  Manager's  internal auditor, among other duties as set forth in the Committee's charter.

         The members of the Study  Committee are Benjamin  Lipstein  (Chairman),  Robert
Galli and Elizabeth  Moynihan.  The Study  Committee  held 8 meetings  during the Fund's fiscal year ended  August 31, 2002,  The Study  Committee  evaluates  and reports to the
Board on the Fund's  contractual  arrangements,  including the  Investment  Advisory and
Distribution  Agreements,  transfer and  shareholder  service  agreements  and custodian agreements  as well as the  policies and  procedures  adopted by the Fund to comply with the  Investment  Company Act and other  applicable  law, among other duties as set forth in the Committee's charter.

         The  members  of the Proxy  Committee  are  Edward  Regan  (Chairman),  Russell
Reynolds and Clayton  Yeutter.  The Proxy  Committee  held one meeting during the Fund's fiscal  year  ended  August  31,  2002.  The Proxy  Committee  provides  the Board  with recommendations for proxy voting and monitors proxy voting by the Fund.

Trustees and  Officers of the Fund.  Except for Mr.  Murphy,  each of the Trustees is an independent  trustee of the Fund ("Independent  Trustee").  Mr. Murphy is an "Interested
Trustee,"  because he is  affiliated  with the Manager by virtue of his  positions as an officer and director of the Manager, and as a shareholder of its parent company.

         The Fund's  Trustees and officers  and their  positions  held with the Fund and length of service in such  position(s)  and their  principal  occupations  and  business affiliations  during the past five years are listed in the chart below.  The information for the  Trustees  also  includes  the dollar range of shares of the Fund as well as the aggregate  dollar range of shares  beneficially  owned in any of the  Oppenheimer  funds overseen by the  Trustees.  All of the  Trustees  are also  trustees or directors of the following Oppenheimer funds  (referred to as "Board I Funds"):

Oppenheimer California Municipal Fund                     Oppenheimer International Growth Fund
Oppenheimer Capital Appreciation Fund                     Oppenheimer International Small Company Fund
Oppenheimer Capital Preservation Fund                     Oppenheimer Money Market Fund, Inc.
Oppenheimer Concentrated Growth Fund                      Oppenheimer Multiple Strategies Fund
Oppenheimer Developing Markets Fund                       Oppenheimer Multi-Sector Income Trust
Oppenheimer Discovery Fund                                Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Growth Fund                          Oppenheimer Municipal Bond Fund
Oppenheimer Emerging Technologies Fund                    Oppenheimer New York Municipal Fund
Oppenheimer Enterprise Fund                               Oppenheimer Series Fund, Inc.
Oppenheimer Europe Fund                                   Oppenheimer Special Value Fund
Oppenheimer Global Fund                                   Oppenheimer Trinity Core Fund
Oppenheimer Global Growth & Income Fund                   Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Gold & Special Minerals Fund                  Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund                                   Oppenheimer U.S. Government Trust

                                                                                                                       ----

         In  addition  to being a trustee or director of
the  Board I  Funds,  Mr.  Galli is also a  director  or
trustee of 10 other  portfolios in the  OppenheimerFunds
complex.   Present   or  former   officers,   directors,
trustees  and  employees  (and  their  immediate  family
members) of the Fund,  the  Manager and its  affiliates,
and  retirement  plans  established  by them  for  their
employees  are  permitted to purchase  Class A shares of
the Fund and the  other  Oppenheimer  funds at net asset
value without  sales charge.  The sales charges on Class
A  shares  is  waived  for  that  group  because  of the
economics of sales efforts realized by the Distributor.

         Messrs. Murphy, Masterson,  Molleur,  Vottiero,
Wixted  and  Zack,  and  Mses.  Bechtolt,  Feld and Ives
respectively  hold the same  offices with one or more of
the  other  Board  I  Funds  as  with  the  Fund.  As of
September  26,  2002,  the  Trustees and officers of the
Fund as a group  owned of  record or  beneficially  less
than  1% of  each  class  of  shares  of the  Fund.  The
foregoing   statement  does  not  reflect  ownership  of
shares  of  the  Fund  held  of  record  by an  employee
benefit plan for  employees  of the Manager,  other than
the  shares  beneficially  owned  under  the plan by the
officers  of the Fund  listed  above.  Mr.  Murphy  is a
trustee  of that plan.  In  addition,  each  Independent
Trustee,  and  his or her  family  members,  do not  own
securities of either the Manager or  Distributor  of the
Board I  Funds  or any  person  directly  or  indirectly
controlling,  controlled by or under common control with
the Manager or Distributor.

|X|      Affiliated  Transactions and Material  Business
Relationships.  Mr.  Reynolds  has  reported  he  has  a
controlling  interest in The Directorship  Search Group,
Inc.  ("The  Directorship  Search  Group"),  a  director
recruiting  firm that  provided  consulting  services to
Massachusetts   Mutual  Life  Insurance  Company  (which
controls  the  Manager)  for fees  aggregating  $110,000
from  January 1, 2000  through  December  31,  2001,  an
amount  representing less than 5% of the annual revenues
of  The   Directorship   Search  Group.   Mr.   Reynolds
estimates that The  Directorship  Search Group will bill
Massachusetts  Mutual Life  Insurance  Company  $150,000
for  services to be provided  during the  calendar  year
2002.

         The  Independent   Trustees  have   unanimously
(except  for Mr.  Reynolds,  who  abstained)  determined
that   the   consulting    arrangements    between   The
Directorship Search Group and Massachusetts  Mutual Life
Insurance   Company  were  not   material   business  or
professional  relationships  that would  compromise  Mr.
Reynolds'    status   as   an    Independent    Trustee.
Nonetheless,  to assure  certainty as to  determinations
of the Board and the Independent  Trustees as to matters
upon  which  the  Investment  Company  Act or the  rules
thereunder   require   approval   by   a   majority   of
Independent  Trustees,  Mr. Reynolds will not be counted
for  purposes  of   determining   whether  a  quorum  of
Independent  Trustees  was present or whether a majority
of Independent Trustees approved the matter.

       The  address of each  Trustee in the chart  below
is 6803 S. Tucson Way, Centennial,  CO 80112-3924.  Each
Trustee serves for an indefinite  term, until his or her
resignation, retirement, death or removal.

                  Independent Trustees

                                                                                                                       ----
-------------------------- --------------------------------------------------------------- --------------- ----------------

Name, Address, Age,        Principal   Occupation(s)   During   Past  5   Years  /  Other   Dollar Range      Aggregate
                                                                                                            Dollar Range
                                                                                                              of Shares
                                                                                                            Beneficially
                                                                                                            Owned in any
                                                                                             of Shares         of the
Position(s) Held with                                                                       Beneficially     Oppenheimer
Fund and Length of         Trusteeships/Directorships   Held  by   Trustee  /  Number  of   Owned in the   Funds Overseen
Service                    Portfolios in Fund Complex Currently Overseen by Trustee             Fund         by Trustee

-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------------------------

                                                                                               As of December 31, 2001

-------------------------- --------------------------------------------------------------- --------------------------------
-------------------------- --------------------------------------------------------------- ---------------- ---------------

Leon Levy, Chairman of     General  Partner  (since  1982)  of  Odyssey  Partners,   L.P.        $0               $0
the Board of Trustees      (investment  partnership)  and  Chairman  of the Board  (since
Trustee since 1997         1981) of Avatar  Holdings,  Inc.  (real  estate  development).
Age: 77                    Oversees 31 portfolios in the OppenheimerFunds complex

-------------------------- --------------------------------------------------------------- ---------------- ---------------
-------------------------- --------------------------------------------------------------- ---------------- ---------------

Robert G. Galli,           A trustee or director  of other  Oppenheimer  funds.  Formerly        $0         Over $100,000
Trustee since 1997         Vice  Chairman  (October  1995-December  1997) of the Manager.
Age: 69                    Oversees 41 portfolios in the OppenheimerFunds complex.

-------------------------- --------------------------------------------------------------- ---------------- ---------------
-------------------------- --------------------------------------------------------------- ---------------- ---------------

Phillip A. Griffiths,      The  Director  (since  1991)  of the  Institute  for  Advanced        $0         Over $100,000
Trustee since 1999         Study, Princeton,  N.J., director (since 2001) of GSI Lumonics
Age: 64                    and a  member  of the  National  Academy  of  Sciences  (since
                           1979);   formerly  (in  descending   chronological   order)  a
                           director of Bankers Trust  Corporation,  Provost and Professor
                           of  Mathematics  at Duke  University,  a director  of Research
                           Triangle  Institute,   Raleigh,   N.C.,  and  a  Professor  of
                           Mathematics at Harvard  University.  Oversees 31 portfolios in the OppenheimerFunds complex.

-------------------------- --------------------------------------------------------------- ---------------- ---------------
-------------------------- --------------------------------------------------------------- ---------------- ---------------

Benjamin Lipstein,         Professor  Emeritus of  Marketing,  Stern  Graduate  School of        $0         Over $100,000
Trustee since 1997         Business  Administration,  New York  University.  Oversees  31
Age: 79                    portfolios in the OppenheimerFunds complex.

-------------------------- --------------------------------------------------------------- ---------------- ---------------
-------------------------- --------------------------------------------------------------- ---------------- ---------------

Joel W. Motley             Director (January 2002-present), Columbia Equity Financial      $01                   $01
Trustee since October      Corp. (privately-held financial adviser); Managing Director
10, 2002                   (January 2002-present), Carmona Motley, Inc. (privately-held
Age: 50                    financial adviser); Formerly he held the following positions:
                           Managing Director (January 1998-December 2001), Carmona
                           Motley Hoffman Inc. (privately-held financial adviser);
                           Managing Director (January 1992-December 1997), Carmona
                           Motley & Co. (privately-held financial adviser). Oversees 31 portfolios in the OppenheimerFunds complex.

-------------------------- --------------------------------------------------------------- ---------------- ---------------
-------------------------- --------------------------------------------------------------- ---------------- ---------------

Elizabeth B. Moynihan,     Author  and  architectural  historian;  a trustee of the Freer        $0         $50,001-$100,000
Trustee since 1997         Gallery  of Art and  Arthur M.  Sackler  Gallery  (Smithsonian
Age: 73                    Institute),  Trustees Council of the National Building Museum;
                           a member of the Trustees Council,  Preservation  League of New
                           York State.  Oversees 31  portfolios  in the  OppenheimerFunds complex

-------------------------- --------------------------------------------------------------- ---------------- ---------------
-------------------------- --------------------------------------------------------------- ---------------- ---------------

Kenneth A. Randall,        A director  of  Dominion  Resources,  Inc.  (electric  utility        $0         Over $100,000
Trustee since 1997         holding   company)  and  Prime  Retail,   Inc.   (real  estate
Age: 75                    investment  trust);  formerly a director of  Dominion  Energy,
                           Inc.  (electric  power and oil & gas producer),  President and
                           Chief  Executive   Officer  of  The  Conference   Board,  Inc.
                           (international  economic and business research) and a director of Lumbermens  Mutual  Casualty  Company,  American  Motorists
                           Insurance Company and American  Manufacturers Mutual Insurance
                           Company.   Oversees  31  portfolios  in  the  OppenheimerFunds
                           complex.

-------------------------- --------------------------------------------------------------- ---------------- ---------------
-------------------------- --------------------------------------------------------------- ---------------- ---------------

    Edward V. Regan,       President,  Baruch College,  CUNY; a director of RBAsset (real    $1-$10,000     $50,001-$100,000
Trustee since 1997         estate manager);  a director of OffitBank;  formerly  Trustee,
Age: 72                    Financial  Accounting   Foundation  (FASB  and  GASB),  Senior
                           Fellow of  Jerome  Levy  Economics  Institute,  Bard  College,
                           Chairman of Municipal  Assistance  Corporation for the City of
                           New York, New York State  Comptroller  and Trustee of New York
                           State  and  Local  Retirement  Fund.  Oversees  31  investment companies in the OppenheimerFunds complex.

-------------------------- --------------------------------------------------------------- ---------------- ---------------
-------------------------- --------------------------------------------------------------- ---------------- ---------------

Russell S. Reynolds, Jr.,  Chairman (since 1993) of The Directorship  Search Group,  Inc.        $0         $10,001-$50,000
Trustee since 1997         (corporate governance consulting and executive recruiting);  a
Age: 70                    life trustee of International  House  (non-profit  educational organization),  and a trustee  (since  1996) of the  Greenwich
                           Historical   Society.    Oversees   31   portfolios   in   the
                           OppenheimerFunds complex.

-------------------------- --------------------------------------------------------------- ---------------- ---------------
-------------------------- --------------------------------------------------------------- ---------------- ---------------

Donald W. Spiro, Vice      Chairman   Emeritus  (since  January  1991)  of  the  Manager.        $0         Over $100,000
Chairman of the Board of
Trustees,                  Formerly  a  director   (January   1969-August  1999)  of  the
Trustee since 1997         Manager.   Oversees  31  portfolios  in  the  OppenheimerFunds
Age: 76                    complex.

-------------------------- --------------------------------------------------------------- ---------------- ---------------
-------------------------- --------------------------------------------------------------- ---------------- ---------------

Clayton K. Yeutter,        Of Counsel (since 1993),  Hogan & Hartson (a law firm).  Other        $0         $50,001-$100,000
Trustee since 1997         directorships:    Caterpillar,    Inc.    (since   1993)   and
Age: 71                    Weyerhaeuser  Co. (since 1999).  Oversees 31 portfolios in the
                           OppenheimerFunds complex.

-------------------------- --------------------------------------------------------------- ---------------- ---------------

         The address of Mr. Murphy in the chart below is 498 Seventh  Avenue,  New York,
NY 10018. Mr. Murphy serves for an indefinite  term, until his retirement,  resignation, death or removal.

---------------------------------------------------------------------------------------------------------------------------

                                              Interested Trustee and Officer

---------------------------------------------------------------------------------------------------------------------------
-------------------------- --------------------------------------------------------------- --------------- ----------------

Name, Address, Age,        Principal   Occupation(s)   During   Past  5   Years  /  Other   Dollar Range      Aggregate
                                                                                                            Dollar Range
                                                                                                              of Shares
                                                                                                            Beneficially
                                                                                             of Shares      Owned in any
Position(s) Held with                                                                       Beneficially       of the
Fund and Length of         Trusteeships/Directorships   Held  by   Trustee  /  Number  of   Owned in the     Oppenheimer
Service                    Portfolios in Fund Complex Currently Overseen by Trustee             Fund            Funds

-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------------------------

                                                                                               As of December 31, 2001

-------------------------- --------------------------------------------------------------- --------------------------------
-------------------------- --------------------------------------------------------------- --------------- ----------------

John V. Murphy,            Chairman,  Chief  Executive  Officer and director  (since June
President since October    2001) and  President  (since  September  2000) of the Manager;        $0         Over $100,000
2001                       President  and a  director  or  trustee  of other  Oppenheimer
Age: 53                    funds;   President  and  a  director   (since  July  2001)  of
                           Oppenheimer  Acquisition  Corp. (the Manager's  parent holding company)  and of  Oppenheimer  Partnership  Holdings,  Inc. (a
                           holding company subsidiary of the Manager);  a director (since
                           November  2001)  of  OppenheimerFunds   Distributor,  Inc.  (a
                           subsidiary  of the  Manager);  Chairman and a director  (since
                           July 2001) of  Shareholder  Services,  Inc. and of Shareholder
                           Financial  Services,  Inc. (transfer agent subsidiaries of the
                           Manager);  President  and a  director  (since  July  2001)  of
                           OppenheimerFunds  Legacy  Program (a charitable  trust program established  by the  Manager);  a director  of the  investment advisory  subsidiaries of the Manager: OFI Institutional Asset
                           Management,  Inc. and Centennial Asset Management  Corporation
                           (since   November   2001),    HarbourView   Asset   Management
                           Corporation  and OFI  Private  Investments,  Inc.  (since July
                           2001);  President  (since  November  1,  2001) and a  director
                           (since July 2001) of Oppenheimer Real Asset Management,  Inc.;
                           a  director  (since  November  2001)  of  Trinity   Investment
                           Management  Corp.  and  Tremont  Advisers,   Inc.  (Investment
                           advisory affiliates of the Manager);  Executive Vice President
                           (since February 1997) of  Massachusetts  Mutual Life Insurance
                           Company (the  Manager's  parent  company);  a director  (since
                           June 1995) of DBL  Acquisition  Corporation;  formerly,  Chief
                           Operating Officer  (September  2000-June 2001) of the Manager;
                           President  and trustee  (November  1999-November  2001) of MML
                           Series  Investment  Fund and  MassMutual  Institutional  Funds
                           (open-end   investment   companies);   a  director  (September
                           1999-August 2000) of C.M. Life Insurance  Company;  President,
                           Chief Executive  Officer and director  (September  1999-August
                           2000) of MML Bay State  Life  Insurance  Company;  a  director
                           (June  1989-June  1998) of Emerald  Isle  Bancorp and Hibernia
                           Savings  Bank  (a  wholly-owned  subsidiary  of  Emerald  Isle
                           Bancorp).  Oversees  69  portfolios  in  the  OppenheimerFunds complex.

-------------------------- --------------------------------------------------------------- --------------- ----------------

       The address of the  Officers in the chart  below is as follows:  Messrs.  Molleur and Zack and Ms. Feld is 498 Seventh  Avenue,  New York,  NY 10018.  Messrs.  Masterson,
Vottiero and Wixted and Mses.  Bechtolt and Ives is 6803 S. Tucson Way,  Centennial,  CO
80112-3924.  Each  Officer  serves  for an annual  term or until his or her  retirement, resignation, death or removal.

---------------------------------------------------------------------------------------------------------------------------

                                                   Officers of the Fund

---------------------------------------------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Name, Address, Age, Position(s)    Principal Occupation(s) During Past 5 Years
Held with Fund and Length of
Service

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Brian W. Wixted,                   Senior Vice  President  and  Treasurer  (since  March 1999) of the  Manager;  Treasurer
Treasurer, Principal Financial     (since March 1999) of HarbourView Asset Management  Corporation,  Shareholder Services,
and Accounting Officer since       Inc.,  Oppenheimer Real Asset Management  Corporation,  Shareholder Financial Services,
April 1999                         Inc.,  Oppenheimer  Partnership  Holdings,  Inc., OFI Private Investments,  Inc. (since
Age: 43                            March 2000),  OppenheimerFunds  International Ltd. and Oppenheimer Millennium Funds plc
                                   (since May 2000) and OFI  Institutional  Asset  Management,  Inc. (since November 2000)
                                   (offshore fund management  subsidiaries of the Manager);  Treasurer and Chief Financial
                                   Officer  (since May 2000) of Oppenheimer  Trust Company (a trust company  subsidiary of the Manager);  Assistant Treasurer (since March 1999) of Oppenheimer  Acquisition Corp.
                                   and  OppenheimerFunds  Legacy Program (since April 2000);  formerly Principal and Chief
                                   Operating Officer (March 1995-March 1999),  Bankers Trust  Company-Mutual Fund Services
                                   Division. An officer of 85 portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Philip Vottiero,                   Vice  President/Fund  Accounting  of the  Manager  (since  March  2002;  formerly  Vice
Assistant Treasurer since August   President/Corporate  Accounting of the Manager (July 1999-March 2002) prior to which he
15, 2002                           was Chief Financial Officer at Sovlink  Corporation  (April 1996-June 1999). An officer
Age: 39                            of 82 portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Connie Bechtolt,                   Assistant Vice President of the Manager  (since September 1998); formerly Manager/Fund
Assistant Treasurer since
October 10, 2002                   Accounting (September 1994-September 1998) of the Manager. An officer of 82 portfolios
Age: 39                            in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Robert G. Zack,                    Senior Vice President  (since May 1985) and General  Counsel  (since  February 2002) of
Secretary since November 1, 2001   the Manager;  General Counsel and a director (since November 2001) of  OppenheimerFunds
Age: 54                            Distributor,  Inc.;  Senior Vice President and General Counsel (since November 2001) of
                                   HarbourView  Asset  Management  Corporation;  Vice  President  and  a  director  (since
                                   November  2000) of  Oppenheimer  Partnership  Holdings,  Inc.;  Senior Vice  President,
                                   General  Counsel and a director (since  November 2001) of Shareholder  Services,  Inc.,
                                   Shareholder Financial Services, Inc., OFI Private Investments,  Inc., Oppenheimer Trust
                                   Company and OFI Institutional  Asset Management,  Inc.; General Counsel (since November
                                   2001) of Centennial Asset Management  Corporation;  a director (since November 2001) of
                                   Oppenheimer  Real Asset  Management,  Inc.;  Assistant  Secretary and a director (since
                                   November 2001) of  OppenheimerFunds  International Ltd.; Vice President (since November
                                   2001)  of  OppenheimerFunds   Legacy  Program;   Secretary  (since  November  2001)  of
                                   Oppenheimer  Acquisition Corp.; formerly Acting General Counsel (November 2001-February
                                   2002) and Associate General Counsel (May 1981-October  2001) of the Manager;  Assistant
                                   Secretary  of  Shareholder  Services,   Inc.  (May  1985-November  2001),   Shareholder
                                   Financial Services, Inc. (November 1989-November 2001); OppenheimerFunds  International
                                   Ltd. and Oppenheimer  Millennium Funds plc (October  1997-November 2001). An officer of
                                   85 portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Philip T. Masterson,               Vice President and Assistant Counsel of the Manager (since July 1998); formerly, an
Assistant Secretary
Since August 15, 2002              associate with Davis, Graham, & Stubbs LLP (January 1997-June 1998). An officer of 82
Age: 38                            portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Denis R. Molleur,                  Vice  President and Senior  Counsel of the Manager  (since July 1999);  formerly a Vice
Assistant Secretary
Since November 1, 2001             President and Associate Counsel of the Manager  (September  1995-July 1999). An officer
Age: 45                            of 82 portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Katherine P. Feld,                 Vice  President and Senior  Counsel  (since July 1999) of the Manager;  Vice  President
Assistant Secretary                (since June 1990) of OppenheimerFunds  Distributor,  Inc.; Director, Vice President and
Since November 1, 2001             Assistant Secretary (since June 1999) of Centennial Asset Management Corporation;  Vice
Age: 44                            President  (since 1997) of  Oppenheimer  Real Asset  Management,  Inc.;  formerly  Vice
                                   President and Associate  Counsel of the Manager (June 1990-July 1999). An officer of 85 portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Kathleen T. Ives,                  Vice President and Assistant  Counsel (since June 1998) of the Manager;  Vice President
Assistant Secretary                (since 1999) of  OppenheimerFunds  Distributor,  Inc.;  Vice  President  and  Assistant
Since November 1, 2001             Secretary  (since 1999) of  Shareholder  Services,  Inc.;  Assistant  Secretary  (since
Age: 36                            December 2001) of OppenheimerFunds  Legacy Program and Shareholder  Financial Services,
                                   Inc.;  formerly  Assistant Vice President and Assistant  Counsel of the Manager (August
                                   1997-June  1998);  Assistant  Counsel of the  Manager  (August  1994-August  1997).  An
                                   officer of 85 portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------

         |X|  Remuneration  of  Trustees.  The officers of the Fund and a Trustee of the
Fund (Mr.  Murphy) who are  affiliated  with the  Manager  receive no salary or fee from the Fund.  The  remaining  Trustees of the Fund received the  compensation  shown below.
The  compensation  from the Fund was paid during its fiscal year ended  August 31, 2002.
The  compensation  from all of the Board I Oppenheimer  funds  (including  the Fund) was received  as a director,  trustee or member of a committee  of the boards of those funds during the calendar year 2001.

---------------------------------------------------------------------------------------------------------------------------

    Trustee Name and Other Fund       As of Fiscal Year Ended   As of December 31, 2001
            Position(s)
          (as applicable)                     8/31/02

---------------------------------------------------------------------------------------------------------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------

                                       Aggregate           Retirement        Estimated Annual     Total  Compensation From
                                                                                                  All
                                                                            Retirement Benefits   Oppenheimer Funds
                                                                            Paid at Retirement     For Which
                                                        Benefits Accrued     from all Board I     Individual Serves As
                                     Compensation       as Part of Fund            Funds          Trustee/Director
                                      from Fund1            Expenses           (33 Funds) 2             (33 Funds)

--------------------------------- -------------------- ------------------- ---------------------- -------------------------
---------------------------------------------------------------------------------------------------------------------------

Leon Levy                                      $243                       $65                      $137,560                                                    $173,700
Chairman

---------------------------------------------------------------------------------------------------------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------

Robert G. Galli                          $148                 $193               $32,766 2               $202,8863
Study Committee Member

--------------------------------- -------------------- ------------------- ---------------------- -------------------------
---------------------------------------------------------------------------------------------------------------------------

Phillip Griffiths4                              $83                       $51                       $6,803                                                     $54,889

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Benjamin Lipstein                              $210                        $0                      $118,911                                                    $150,152
Study Committee Chairman, Audit
Committee Member

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Joel W. Motley6                                 $0                         $0                         $0                                                          $0

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Elizabeth B. Moynihan                          $148                       $249                      $52,348                                                    $105,760
Study Committee Member

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Kenneth A. Randall                             $136                       $151                      $76,827                                                    $97,012
Audit Committee Chairman

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Edward V. Regan                                $134                       $264                      $42,748                                                    $95,960
Proxy Committee Chairman, Audit
Committee Member

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Russell S. Reynolds, Jr.                       $101                       $163                      $46,197                                                    $71,792
Proxy Committee Member

---------------------------------------------------------------------------------------------------------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------

Donald Spiro                             $101                 $61                 $3,625                  $64,080

--------------------------------- -------------------- ------------------- ---------------------- -------------------------
---------------------------------------------------------------------------------------------------------------------------

Clayton K. Yeutter5                            $101                       $125                      $31,982                                                    $71,792
Proxy Committee Member

---------------------------------------------------------------------------------------------------------------------------

1.       Aggregate  compensation from the Fund includes fees and deferred  compensation, if any.
Estimated  annual  retirement  benefits  paid at  retirement  is  based on a  straight  life payment  plan  election.  The amount for Mr.  Galli  includes  $14,818 for serving as a trustee or director of 10 Oppenheimer funds that are not Board I Funds.
2.       Includes  $97,126  for Mr.  Galli for  serving  as trustee  or  director  of 10
Oppenheimer funds that are not Board I Funds.
3.       Aggregate  total  compensation  from  the  Fund  includes  $83  deferred  under
     Deferred Compensation Plan described below.
4.       Aggregate  compensation  from the Fund  includes  $25 deferred  under  Deferred
     Compensation Plan described below.
5.       Elected to the board on October  10,  2002 and  therefore  did not  receive any compensation.

         |X| Retirement  Plan for Trustees.  The Fund has adopted a retirement plan that provides  for  payments  to  retired  Trustees.  Payments  are up to 80% of the  average compensation  paid  during a  Trustee's  five  years of  service  in which  the  highest compensation  was  received.  A Trustee  must  serve as  trustee  for any of the Board I
Oppenheimer  funds for at least 15 years to be eligible  for the maximum  payment.  Each
Trustee's  retirement  benefits  will  depend  on the  amount  of the  Trustee's  future compensation  and length of service.  Therefore the amount of those  benefits  cannot be determined  at this time,  nor can we estimate  the number of years of credited  service that will be used to determine those benefits.

         |X|  Deferred  Compensation  Plan  for  Trustees.  The  Board of  Trustees  has
adopted a Deferred  Compensation  Plan for  disinterested  trustees that enables them to elect to defer  receipt  of all or a portion  of the annual  fees they are  entitled  to receive  from the Fund.  Under the  plan,  the  compensation  deferred  by a Trustee  is periodically  adjusted  as though an  equivalent  amount had been  invested in shares of one or more  Oppenheimer  funds selected by the Trustee.  The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds.

         Deferral  of  Trustees'  fees  under the plan will not  materially  affect  the
Fund's  assets,  liabilities  or net income per share.  The plan will not  obligate  the
Fund  to  retain  the  services  of  any  Trustee  or to pay  any  particular  level  of compensation  to  any  Trustee.  Pursuant  to an  Order  issued  by the  Securities  and
Exchange  Commission,  the Fund may invest in the funds  selected by the  Trustee  under the plan without  shareholder  approval for the limited purpose of determining the value of the Trustee's deferred fee account.

         |X| Major  Shareholders.  As of September 26, 2002,  the only persons who owned of  record or were  known by the Fund to own  beneficially  5% or more of the  shares of any class of the Fund's  outstanding  securities,  and their  holdings of Class N shares as of that date, were the following:

RPSS TR IRA FBO George J.  Ferguson,  635  Sunnyslope  Rd.,  Elm Grove,  WI, which owned
12,919.753 Class N shares (20.77%);

Sterling  Trust  Company  Cust.  Aero-Craft  Hydraulics  Inc.  Plan,  1380 Lawrence St.,
Denver, CO, which owned 6,207.427 Class N shares (9.98%); and

RPSS TR Rollover IRA FBO  Virginia A Crist,  2719 Laurel  Lodge Rd.,  Clarkesville,  GA,
which owned 4,405.747 Class N shares (7.08%).

The Manager.  The Manager is  wholly-owned by Oppenheimer  Acquisition  Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

      |X| Code of Ethics.  The Fund,  the  Manager  and the  Distributor  have a Code of
Ethics.  It is  designed  to detect and  prevent  improper  personal  trading by certain employees,  including portfolio  managers,  that would compete with or take advantage of the Fund's  portfolio  transactions.  Covered  persons include persons with knowledge of the  investments  and  investment  intentions of the Fund and other funds advised by the
Manager.  The Code of Ethics  does  permit  personnel  subject  to the Code to invest in securities,  including  securities that may be purchased or held by the Fund, subject to a number of restrictions  and controls.  Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's  registration  statement filed with the  Securities  and  Exchange  Commission  and can be reviewed  and copied at the SEC's
Public  Reference Room in Washington,  D.C. You can obtain  information  about the hours of  operation  of the Public  Reference  Room by calling the SEC at  1.800.202.942.8090.
The Code of Ethics can also be viewed as part of the Fund's  registration  statement  on the SEC's EDGAR  database at the SEC's Internet web site at  http://www.sec.gov.  Copies may  be  obtained,  after  paying  a  duplicating  fee,  by  electronic  request  at the following  E-mail  address:  publicinfo@sec.gov,  or by  writing  to  the  SEC's  Public
Reference Section, Washington, D.C. 20549-0102.

         |X|  The  Investment  Advisory  Agreement.   The  Manager  provides  investment
advisory and  management  services to the Fund under an  investment  advisory  agreement between  the  Manager  and the Fund.  The  Manager  selects  securities  for the  Fund's portfolio  and  handles  its  day-to-day  business.  The Fund is managed by a  portfolio management  team who are principally  responsible  for the day-to-day  management of the
Fund's portfolio.  That team presently includes Frank Jennings,  George Evans and Rajeev
Bhaman,  who are Vice  Presidents  of the  Manager,  and Rohit Sah,  an  Assistant  Vice
President of the Manager who  coordinates  decisions by the team.  Other  members of the
Manager's Equity  Portfolio Team provide the portfolio  manager with counsel and support in managing the Fund's portfolio.

         The agreement  requires the Manager,  at its expense,  to provide the Fund with adequate  office  space,  facilities  and  equipment.  It also  requires  the Manager to provide and  supervise  the  activities  of all  administrative  and clerical  personnel required  to  provide  effective  administration  for the Fund.  Those  responsibilities include the compilation  and maintenance of records with respect to its operations,  the preparation  and filing of specified  reports,  and  composition of proxy  materials and registration statements for continuous public sale of shares of the Fund.

         The Fund pays expenses not expressly  assumed by the Manager under the advisory agreement.  The advisory  agreement  lists  examples of expenses  paid by the Fund.  The major  categories  relate to interest,  taxes,  brokerage  commissions,  fees to certain
Trustees,  legal and audit expenses,  custodian bank and transfer agent expenses,  share issuance costs,  certain printing and  registration  costs and  non-recurring  expenses, including  litigation  costs.  The  management  fees paid by the Fund to the Manager are calculated  at the rates  described in the  Prospectus,  which are applied to the assets of the Fund as a whole.  The fees are  allocated  to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.

---------------------------------------- ----------------------------------------------------------------------------

Fiscal Period ended 8/31:                              Management Fees Paid to OppenheimerFunds, Inc.

---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------

                 2000                                                     $690,859

---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------

                 2001                                                     $533,022

---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------

                 2002                                                     $466,294

---------------------------------------- ----------------------------------------------------------------------------

      The  investment   advisory  agreement  states  that  in  the  absence  of  willful misfeasance,  bad faith,  gross  negligence in the performance of its duties or reckless disregard of its obligations  and duties under the investment  advisory  agreement,  the
Manager is not liable for any loss  resulting  from a good faith  error or  omission  on its part with respect to any of its duties under the agreement.

      The  agreement  permits  the  Manager to act as  investment  advisor for any other person,  firm or corporation and to use the name  "Oppenheimer" in connection with other
investment   companies  for  which  it  may  act  as   investment   advisor  or  general
distributor.  If the Manager shall no longer act as investment  advisor to the Fund, the
Manager  may  withdraw  the right of the Fund to use the name  "Oppenheimer"  as part of its name.

              |X| Annual  Approval of  Investment  Advisory  Agreement.  Each year,  the
Board of  Trustees,  including a majority of the  Independent  Trustees,  is required to approve the renewal of the investment  advisory  agreement.  The Investment  Company Act requires  that the Board request and evaluate and the Manager  provide such  information as may be  reasonably  necessary  to  evaluate  the  terms  of the  investment  advisory agreement.  The Board  employs  an  independent  consultant  to  prepare  a report  that provides such information as the Board requests for this purpose.

         The Board also receives  information about the 12b-1 distribution fees the Fund pays.  These  distribution  fees are reviewed  and  approved at a different  time of the year.

         The Board  reviewed the  foregoing  information  in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o        The  nature,  cost,  and quality of the  services  provided to the Fund and its shareholders;
o        The profitability of the Fund to the Manager;
o        The investment performance of the Fund in comparison to regular market indices;
o        Economies of scale that may be available to the Fund from the Manager;
o        Fees paid by other mutual funds for similar services;
o        The value and quality of any other  benefits  or services  received by the Fund from its relationship with the Manager; and
o        The direct and indirect  benefits the Manager  received  from its  relationship with the Fund.  These included  services  provided by the  Distributor  and the
         Transfer Agent, and brokerage and soft dollar  arrangements  permissible  under
         Section 28(e) of the Securities Exchange Act.

         The Board  considered  that the  Manager  must be able to pay and  retain  high quality  personnel  at  competitive  rates to provide  services  to the Fund.  The Board also  considered that  maintaining  the financial  viability of the Manager is important so that the Manager  will be able to continue  to provide  quality  services to the Fund and its  shareholders  in  adverse  times.  The Board  also  considered  the  investment performance  of other  mutual  funds  advised  by the  Manager.  The Board is aware that there are alternatives to the use of the Manager.

         These  matters  were  also  considered  by the  Independent  Trustees,  meeting separately  from the full Board with  experienced  Counsel to the Fund who  assisted the
Board in its  deliberations.  The Fund's  Counsel is  independent  of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

      In arriving  at a  decision,  the Board did not single out any one factor or group of factors as being more  important  than other  factors,  but  considered  all  factors together.  The  Board  judged  the  terms  and  conditions  of the  investment  advisory agreement,  including the  investment  advisory fee, in light of all of the  surrounding circumstances.

Brokerage Policies of the Fund

Brokerage  Provisions of the  Investment  Advisory  Agreement.  One of the duties of the
Manager  under  the   investment   advisory   agreement  is  to  arrange  the  portfolio
transactions for the Fund. The advisory  agreement contains  provisions  relating to the employment of  broker-dealers to effect the Fund's portfolio  transactions.  The Manager
is  authorized   by  the  advisory   agreement  to  employ   broker-dealers,   including
"affiliated"  brokers,  as that term is  defined  in the  Investment  Company  Act.  The
Manager may employ  broker-dealers  that the Manager thinks,  in its best judgment based on  all  relevant  factors,  will  implement  the  policy  of the  Fund  to  obtain,  at reasonable  expense,  the "best execution" of the Fund's portfolio  transactions.  "Best execution" means prompt and reliable  execution at the most favorable price  obtainable.
The Manager need not seek competitive  commission  bidding.  However,  it is expected to be aware of the current rates of eligible  brokers and to minimize the commissions  paid to the extent  consistent  with the interests and policies of the Fund as established by its Board of Trustees.

         Under the investment advisory agreement,  the Manager may select brokers (other than  affiliates) that provide  brokerage  and/or research  services for the Fund and/or
the  other  accounts  over  which  the  Manager  or  its  affiliates   have   investment
discretion.  The commissions  paid to such brokers may be higher than another  qualified broker  would  charge,  if  the  Manager  makes  a good  faith  determination  that  the commission  is fair and  reasonable  in relation to the  services  provided.  Subject to those  considerations,  as a  factor  in  selecting  brokers  for the  Fund's  portfolio transactions,  the  Manager  may also  consider  sales of  shares  of the Fund and other investment  companies  for which  the  Manager  or an  affiliate  serves  as  investment advisor.

Brokerage  Practices  Followed by the Manager.  The Manager allocates  brokerage for the
Fund subject to the provisions of the investment  advisory  agreement and the procedures
and  rules  described  above.  Generally,   the  Manager's  portfolio  traders  allocate
brokerage  based  upon  recommendations  from  the  Manager's  portfolio  managers.   In
certain   instances,   portfolio   managers  may  directly  place  trades  and  allocate
brokerage.  In either case, the Manager's  executive  officers  supervise the allocation of brokerage.

      Transactions  in securities  other than those for which an exchange is the primary market  are  generally  done  with  principals  or market  makers.  In  transactions  on foreign  exchanges,  the Fund may be required  to pay fixed  brokerage  commissions  and therefore  would  not have the  benefit  of  negotiated  commissions  available  in U.S.
markets.   Brokerage   commissions  are  paid  primarily  for   transactions  in  listed
securities or for certain  fixed-income  agency  transactions  in the secondary  market.
Otherwise  brokerage  commissions are paid only if it appears likely that a better price or  execution  can  be  obtained  by  doing  so.  In an  option  transaction,  the  Fund ordinarily  uses  the  same  broker  for the  purchase  or sale  of the  option  and any transaction  in the securities to which the option  relates.  Other funds advised by the
Manager have  investment  policies  similar to those of the Fund.  Those other funds may purchase  or sell the same  securities  as the Fund at the same time as the Fund,  which could  affect the supply and price of the  securities.  If two or more funds  advised by the  Manager  purchase  the same  security  on the same  day from the same  dealer,  the transactions  under those  combined  orders are  averaged as to price and  allocated  in accordance with the purchase or sale orders actually placed for each account.

      Most  purchases of debt  obligations  are  principal  transactions  at net prices.
Instead of using a broker  for those  transactions,  the Fund  normally  deals  directly with the selling or purchasing  principal or market maker unless the Manager  determines that a better  price or  execution  can be obtained  by using the  services of a broker.
Purchases of portfolio  securities from underwriters  include a commission or concession paid  by the  issuer  to the  underwriter.  Purchases  from  dealers  include  a  spread between the bid and asked  prices.  The Fund seeks to obtain  prompt  execution of these orders at the most favorable net price.

      The investment  advisory  agreement permits the Manager to allocate  brokerage for research  services.  The  research  services  provided  by a  particular  broker  may be useful  only  to  one  or  more  of  the  advisory  accounts  of  the  Manager  and  its affiliates.  The  investment  research  received  for the  commissions  of  those  other accounts  may be  useful  both  to the  Fund  and one or  more  of the  Manager's  other accounts.  Investment  research  may be  supplied to the Manager by a third party at the instance of a broker through which trades are placed.

      Investment  research  services  include  information  and  analysis on  particular companies and  industries as well as market or economic  trends and portfolio  strategy, market  quotations for portfolio  evaluations,  information  systems,  computer hardware and similar products and services.

      If a research  service also assists the Manager in a  non-research  capacity (such as  bookkeeping  or  other  administrative  functions),  then  only  the  percentage  or component  that  provides  assistance to the Manager in the  investment  decision-making process may be paid in commission dollars.

      The Board of Trustees  permits the Manager to use stated  commissions on secondary fixed-income  agency trades to obtain  research if the broker  represents to the Manager that:  (i) the trade is not from or for the broker's own  inventory,  (ii) the trade was executed  by the  broker  on an agency  basis at the  stated  commission,  and (iii) the trade is not a  riskless  principal  transaction.  The  Board of  Trustees  permits  the
Manager to use  concessions on  fixed-price  offerings to obtain  research,  in the same manner as is permitted for agency transactions.

      The research  services  provided by brokers broadens the scope and supplements the research  activities  of the  Manager.  That  research  provides  additional  views  and comparisons for  consideration,  and helps the Manager to obtain market  information for the  valuation of securities  that are either held in the Fund's  portfolio or are being considered  for  purchase.  The  Manager  provides  information  to the Board  about the commissions  paid to brokers  furnishing  such  services,  together  with the  Manager's representation  that the amount of such commissions was reasonably  related to the value or benefit of such services.

---------------------------------------- -----------------------------------------------------------------------------

       Fiscal Period Ended 8/31:                        Total Brokerage Commissions Paid by the Fund1

---------------------------------------- -----------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------
                 2000                                                      $985,998
---------------------------------------- -----------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------

                 2001                                                      $533,816

---------------------------------------- -----------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------

                 2002                                                     $222,8642

---------------------------------------- -----------------------------------------------------------------------------
1.       Amounts do not include  spreads or concessions on principal  transactions  on a net trade basis.

2.       In the  fiscal  year ended  8/31/02,  the amount of  transactions  directed  to brokers for research  services was $185,806,  and the amount of commissions paid to broker-dealers for those services was $371.

Distribution and Service Plans

The  Distributor.   Under  its  General  Distributor's  Agreement  with  the  Fund,  the
Distributor acts as the Fund's principal  underwriter in the continuous  public offering
of  the  Fund's  classes  of  shares.   The  Distributor   bears  the  expense  normally
attributable  to sales  including  advertising  and the  cost of  printing  and  mailing prospectuses,  other than those furnished to existing  shareholders.  The Distributor is not obligated to sell a specific  number of shares.  Expenses  normally  attributable to sales are borne by the Distributor.

      The sales charges and concessions  paid to, or retained by, the  Distributor  from the  sale  of  shares  during  the  Fund's  three  most  recent  fiscal  years,  and the contingent  deferred  sales charges  retained by the  Distributor  on the  redemption of shares for the most recent fiscal year are shown in the tables below.

------------- ---------------- ------------------ ------------------- ------------------ ------------------ -------------------
              Aggregate        Class A            Concessions on      Concessions on     Concessions        Concessions on
Fiscal Year   Front-End        Front-End Sales    Class A Shares      Class B Shares     on Class C         Class N Shares
Ended 8/31:   Sales Charges    Charges Retained   Advanced by         Advanced by        Shares Advanced    Advanced by
              on Class A       by Distributor     Distributor1        Distributor1       by Distributor1    Distributor1
              Shares
------------- ---------------- ------------------ ------------------- ------------------ ------------------ -------------------
------------- ---------------- ------------------ ------------------- ------------------ ------------------ -------------------
    2000         $586,428          $165,265            $108,878           $645,866            $65,470               0
------------- ---------------- ------------------ ------------------- ------------------ ------------------ -------------------
------------- ---------------- ------------------ ------------------- ------------------ ------------------ -------------------

    2001         $168,217           $ 4,397            $ 32,498           $134,299            $33,445              $572

------------- ---------------- ------------------ ------------------- ------------------ ------------------ -------------------
------------- ---------------- ------------------ ------------------- ------------------ ------------------ -------------------

    2002         $149,581           $51,820             $8,117            $131,596            $25,176             $2,360

------------- ---------------- ------------------ ------------------- ------------------ ------------------ -------------------
1.       The Distributor  advances  concession  payments to dealers for certain sales of
     Class A shares  and for sales of Class B,  Class C and Class N shares  from its own resources at the time of sale.
2.       The inception date of Class N shares was March 1, 2001.

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Fiscal Year Ended 8/31:          Class A           Class B Contingent     Class C Contingent     Class N Contingent
                           Contingent Deferred       Deferred Sales         Deferred Sales         Deferred Sales
                                  Sales           Charges Retained by     Charges Retained by    Charges Retained by
                           Charges Retained by        Distributor             Distributor            Distributor
                               Distributor
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

          2002                    $712                  $47,111                 $1,643                   $19

------------------------- ---------------------- ----------------------- ---------------------- ----------------------

Distribution  and  Service  Plans.  The Fund has  adopted  a  Service  Plan for  Class A shares  and  Distribution  and  Service  Plans for  Class B,  Class C and Class N shares under Rule 12b-1 of the  Investment  Company  Act.  Under  those plans the Fund pays the
Distributor  for  all  or a  portion  of its  costs  incurred  in  connection  with  the distribution and/or servicing of the shares of the particular class.

      Each  plan has been  approved  by a vote of the  Board of  Trustees,  including  a majority  of the  Independent  Trustees3,  cast in person at a  meeting  called  for the purpose of voting on that plan.

      Under the plans,  the Manager and the  Distributor may make payments to affiliates and in their sole  discretion,  from time to time,  may use their own  resources  (at no direct  cost to the  Fund) to make  payments  to  brokers,  dealers  or other  financial institutions  for  distribution and  administrative  services they perform.  The Manager may use its  profits  from the  advisory  fee it receives  from the Fund.  In their sole discretion,  the  Distributor  and the  Manager may  increase or decrease  the amount of payments they make from their own resources to plan recipients.

      Unless a plan is terminated as described  below, the plan continues in effect from year to year but only if the  Fund's  Board of  Trustees  and its  Independent  Trustees
specifically  vote annually to approve its continuance.  Approval must be by a vote cast in person at a meeting  called for the purpose of voting on continuing  the plan. A plan may be terminated at any time by the vote of a majority of the  Independent  Trustees or by the vote of the holders of a "majority"  (as defined in the  Investment  Company Act)
of the outstanding shares of that class.

      The Board of Trustees  and the  Independent  Trustees  must  approve all  material amendments  to a plan.  An  amendment to increase  materially  the amount of payments to be made under a plan must be  approved  by  shareholders  of the class  affected  by the amendment.  Because  Class B  shares  of the Fund  automatically  convert  into  Class A shares  after six years,  the Fund must obtain the  approval of both Class A and Class B shareholders  for a  proposed  material  amendment  to  the  Class  A  Plan  that  would materially  increase  payments  under the Plan.  That  approval  must be by a "majority"
(as  defined  in the  Investment  Company  Act)  of the  shares  of each  Class,  voting separately by class.

      While the Plans are in effect,  the Treasurer of the Fund shall  provide  separate written  reports  on the  plans to the  Board of  Trustees  at least  quarterly  for its review.  The reports  shall detail the amount of all payments  made under a plan and the purpose for which the payments  were made.  Those  reports are subject to the review and approval of the Independent Trustees.

      Each Plan states  that while it is in effect,  the  selection  and  nomination  of those  Trustees of the Fund who are not  "interested  persons" of the Fund is  committed to the discretion of the  Independent  Trustees.  This does not prevent the  involvement of others in the selection and  nomination  process as long as the final  decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under  the plan for a  class,  no  payment  will be made to any  recipient  in any quarter in which the  aggregate  net asset  value of all Fund  shares of that class held by the  recipient  for itself and its  customers  does not exceed a minimum  amount,  if any, that may be set from time to time by a majority of the  Independent  Trustees.  The
Board of  Trustees  has set no minimum  amount of assets to qualify for  payments  under the plans.

----------------
3. In accordance  with Rule 12b-1 of the Investment  Company Act, the term  "Independent
Trustees" in this Statement of Additional  Information  refers to those Trustees who are not  "interested  persons"  of the  Fund  and who do not have  any  direct  or  indirect financial  interest in the operation of the  distribution  plan or any  agreement  under the plan.

                  |_| Class A Service  Plan Fees.  Under the Class A service  plan,  the
Distributor  currently  uses the fees it receives from the Fund to pay brokers,  dealers and other financial  institutions  (they are referred to as  "recipients")  for personal services and account  maintenance  services  they provide for their  customers  who hold
Class A shares. The services include,  among others,  answering customer inquiries about the Fund,  assisting in establishing  and maintaining  accounts in the Fund,  making the
Fund's  investment  plans  available and providing  other services at the request of the
Fund or the Distributor.  While the plan permits the Board to authorize  payments to the
Distributor  to  reimburse  itself for  services  under the plan,  the Board has not yet done so.  With  respect  to  Class A shares  subject  to a Class A  contingent  deferred sales charge purchased by grandfathered  retirement  accounts,  the Distributor pays the
0.25%  service  fee to dealers  in advance  for the first year after the shares are sold by the dealer.  After the shares  have been held for a year,  the  Distributor  pays the service fee to dealers on a quarterly basis.

      For the fiscal year ended August 31, 2002 payments  under the Class A Plan totaled
$82,981,  all of which was paid by the  Distributor to recipients.  That included $5,968 paid to an affiliate of the  Distributor's  parent company.  Any  unreimbursed  expenses the  Distributor  incurs  with  respect to Class A shares in any fiscal  year  cannot be recovered in subsequent  years. The Distributor may not use payments  received under the
Class A Plan to pay any of its interest expenses,  carrying charges,  or other financial costs, or allocation of overhead.

                  |_| Class B, Class C and Class N Service and  Distribution  Plan Fees.
Under each plan,  service fees and distribution  fees are computed on the average of the net asset value of shares in the  respective  class,  determined as of the close of each regular  business day during the period.  The Class B, Class C and Class N plans provide for  the  Distributor  to be  compensated  at a flat  rate,  whether  the  Distributor's distribution  expenses  are more or less  than the  amounts  paid by the Fund  under the plans  during  the  period  for  which  the fee is  paid.  The  types of  services  that recipients  provide  are  similar  to the  services  provided  under the Class A service plan, described above.

      The Class B, Class C and the Class N Plans permit the  Distributor  to retain both the  asset-based  sales  charges and the service fees or to pay  recipients  the service fee  on a  quarterly  basis,  without  payment  in  advance.  However,  the  Distributor currently  intends to pay the  service fee to  recipients  in advance for the first year after the  shares  are  purchased.  After the first year  shares  are  outstanding,  the
Distributor  makes service fee payments  quarterly on those shares.  The advance payment is based on the net asset  value of shares  sold.  Shares  purchased  by exchange do not qualify  for the  advance  service  fee  payment.  If Class B, Class C or Class N shares are redeemed  during the first year after their  purchase,  the recipient of the service fees on those shares will be obligated  to repay the  Distributor  a pro rata portion of the advance payment of the service fee made on those shares.

      The  Distributor  retains  the  asset-based  sales  charge  on Class B and Class N shares.  The Distributor  retains the asset-based  sales charge on Class C shares during the first year the shares are  outstanding.  It pays the asset-based  sales charge as an ongoing  concession to the recipient on Class C shares  outstanding  for a year or more.
If a dealer has a special  agreement with the Distributor,  the Distributor will pay the
Class B, Class C and/or  Class N service  fee and the  asset-based  sales  charge to the dealer  quarterly in lieu of paying the sales  concessions and service fee in advance at the time of purchase.

      The  asset-based  sales  charges  on Class  B,  Class C and  Class N shares  allow
investors  to  buy  shares   without  a  front-end   sales  charge  while  allowing  the
Distributor  to  compensate   dealers  that  sell  those  shares.   The  Fund  pays  the
asset-based  sales charges to the Distributor for its services  rendered in distributing
Class B,  Class C and  Class N  shares.  The  payments  are made to the  Distributor  in recognition that the Distributor:
o        pays sales  concessions  to authorized  brokers and dealers at the time of sale and pays service fees as described above,
      o           may  finance  payment of sales  concessions  and/or the advance of the service fee payment to  recipients  under the plans,  or may provide  such financing from its own resources or from the resources of an affiliate,
o        employs  personnel  to  support  distribution  of Class B,  Class C and Class N shares, and
o        bears the costs of sales literature,  advertising and prospectuses  (other than
              those   furnished   to  current   shareholders)   and  state   "blue  sky"
              registration fees and certain other distribution expenses.
o        may not be able to  adequately  compensate  dealers  that sell Class B, Class C and  Class  N  shares  without  receiving  payment  under  the  plans  and therefore may not be able to offer such Classes for sale absent the plans,
o        receives  payments  under  the  plans  consistent  with  the  service  fees and asset-based sales charges paid by other  non-proprietary funds that charge
              12b-1 fees,
o        may use the payments under the plan to include the Fund in various  third-party distribution programs that may increase sales of Fund shares,
o        may  experience  increased  difficulty  selling  the Fund's  shares if payments under the plan are  discontinued  because most competitor funds have plans that pay dealers for rendering  distribution services as much or more than the amounts currently being paid by the Fund, and
o        may not be able to continue  providing,  at the same or at a lesser  cost,  the same quality  distribution  sales efforts and services,  or to obtain such services  from  brokers  and  dealers,  if the  plan  payments  were to be discontinued.

         When Class B, Class C or Class N shares are sold without the  designation  of a broker-dealer,  the  Distributor is  automatically  designated as the  broker-dealer  of record.  In those cases, the Distributor  retains the service fee and asset-based  sales charge paid on Class B, Class C and Class N shares.

         The  Distributor's  actual  expenses  in  selling  Class B, Class C and Class N shares may be more than the  payments it receives  from the  contingent  deferred  sales charges  collected on redeemed  shares and from the Fund under the plans.  If either the
Class B, Class C or Class N plan is  terminated  by the Fund,  the Board of Trustees may allow the Fund to continue  payments of the asset-based  sales charge to the Distributor for distributing shares before the plan was terminated.

 --------------------------------------------------------------------------------------------------------------------

                     Distribution Fees Paid to the Distributor in the Fiscal Year Ended 8.31.02

 --------------------------------------------------------------------------------------------------------------------
 ---------------- ------------------------ ------------------------ ------------------------ ------------------------
 Class:            Total Payments Under      Amount Retained by          Distributor's            Distributor's
                                                                                              Unreimbursed Expenses
                                                                    Aggregate Unreimbursed    as % of Net Assets of
                           Plan                  Distributor          Expenses Under Plan             Class
 ---------------- ------------------------ ------------------------ ------------------------ ------------------------
 ---------------- ------------------------ ------------------------ ------------------------ ------------------------

 Class B Plan            $168,575                 $133,3951                $707,382                   3.75%

 ---------------- ------------------------ ------------------------ ------------------------ ------------------------
 ---------------- ------------------------ ------------------------ ------------------------ ------------------------

 Class C Plan             $61,760                 $16,0522                 $149,910                   2.29%

 ---------------- ------------------------ ------------------------ ------------------------ ------------------------
 ---------------- ------------------------ ------------------------ ------------------------ ------------------------

 Class N Plan              $750                     $721                    $2,248                    0.55%

 ---------------- ------------------------ ------------------------ ------------------------ ------------------------

1.       Includes $3,087 paid to an affiliate of the Distributor's parent company.
2.       Includes $1,314 paid to an affiliate of the Distributor's parent company.

         All  payments  under the Class B, Class C and the Class N plans are  subject to the limitations  imposed by the Conduct Rules of the National  Association of Securities
Dealers, Inc. on payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation  of  Performance   Terminology.   The  Fund  uses  a  variety  of  terms  to
illustrate its investment  performance.  Those terms include  "cumulative total return,"
"average  annual  total  return,"  "average  annual total return at net asset value" and
"total  return  at net  asset  value."  An  explanation  as of  how  total  returns  are calculated  is set forth  below.  The charts  below show the Fund's  performance  of the
Fund's most recent fiscal year end. You can obtain  current  performance  as information
by  calling  the  Fund's   Transfer   Agent  at   1.800.225.5677   or  by  visiting  the
OppenheimerFunds Internet website at http://www.oppenheimerfunds.com.

         The Fund's  illustrations of its performance data in advertisements must comply with rules of the  Securities  and Exchange  Commission.  Those rules describe the types of  performance  data that may be used and how it is to be calculated.  In general,  any advertisement  by the Fund of its  performance  data must  include  the  average  annual total  returns for the  advertised  class of shares of the Fund.  Those  returns must be shown for the 1-, 5- and 10-year  periods (or the life of the class,  if less) ending as
of  the  most  recently  ended  calendar   quarter  prior  to  the  publication  of  the
advertisement (or its submission for publication).

         Use of  standardized  performance  calculations  enables an investor to compare the  Fund's  performance  to the  performance  of  other  funds  for the  same  periods.
However,  a number of factors should be considered  before using the Fund's  performance information as a basis for comparison with other investments:

o        Total returns  measure the  performance of a  hypothetical  account in the Fund
              over o       various  periods  and do not  show  the  performance  of each shareholder's  account.  Your  account's  performance  will  vary from the model  performance data if your dividends are received in cash, or you buy or  sell  shares  during  the  period,  or you  bought  your  shares  at a different time and price than the shares used in the model.
o        The  Fund's  performance  returns  may not  reflect  the  effect  of  taxes  on dividends and capital gains distributions.

o        An  investment  in the Fund is not insured by the FDIC or any other  government agency.
o        The principal  value of the Fund's shares and total returns are not  guaranteed and normally will fluctuate on a daily basis.
o        When an  investor's  shares are  redeemed,  they may be worth more or less than their original cost.
o        Total  returns  for any given  past  period  represent  historical  performance information  and are not, and should not be  considered,  a prediction  of future returns.

         The  performance  of each  class of shares  is shown  separately,  because  the performance  of each class of shares will usually be  different.  That is because of the different  kinds of  expenses  each  class  bears.  The total  returns  of each class of shares  of the Fund are  affected  by  market  conditions,  the  quality  of the  Fund's investments,  the  maturity  of debt  investments,  the  types of  investments  the Fund holds, and its operating expenses that are allocated to the particular class.

         |X| Total Return  Information.  There are different types of "total returns" to measure the Fund's  performance.  Total return is the change in value of a  hypothetical investment  in the Fund over a given  period,  assuming  that all  dividends and capital gains  distributions  are  reinvested  in additional  shares and that the  investment is redeemed at the end of the period.  Because of  differences  in expenses  for each class of shares,  the total returns for each class are  separately  measured.  The  cumulative total  return  measures  the change in value over the entire  period (for  example,  ten years).  An average  annual  total return shows the average rate of return for each year in a period  that would  produce the  cumulative  total  return over the entire  period.
However, average annual total returns do not show actual year-by-year  performance.  The
Fund uses  standardized  calculations  for its total returns as prescribed  the SEC. The methodology is discussed below.

         In  calculating  total  returns for Class A shares,  the current  maximum sales charge of 5.75% (as a  percentage  of the offering  price) is deducted  from the initial investment  ("P")  (unless  the  return is shown  without  sales  charge,  as  described below).  For  Class B  shares,  payment  of the  applicable  contingent  deferred  sales charge is applied,  depending  on the period for which the return is shown:  5.0% in the first year,  4.0% in the second year,  3.0% in the third and fourth  years,  2.0% in the fifth  year,  1.0% in the sixth  year and none  thereafter.  For Class C shares,  the 1%
contingent  deferred sales charge is deducted for returns for the one-year  period.  For
Class N shares,  the 1%  contingent  deferred  sales  charge is deducted for returns for the one-year period and life-of-class periods as applicable.

         |_| Average  Annual Total  Return.  The "average  annual total  return" of each class is an  average  annual  compounded  rate of return  for each  year in a  specified number  of  years.  It is  the  rate  of  return  based  on the  change  in  value  of a hypothetical  initial  investment of $1,000 ("P" in the formula below) held for a number of years  ("n" in the  formula)  to  achieve an Ending  Redeemable  Value  ("ERV" in the formula) of that investment, according to the following formula:

                                (         ) 1/n
                                (  ERV    )    - 1 = Average Annual Total Return
                                ( -----   )
                                (   P     )

|_|      Average  Annual  Total  Return  (After  Taxes on  Distributions).  The "average annual total  return  (after  taxes on  distributions)"  of Class A shares is an average annual  compounded  rate of  return  for  each  year in a  specified  number  of  years, adjusted to show the effect of federal taxes  (calculated  using the highest  individual marginal  federal  income  tax  rates  in  effect  on  any  reinvestment  date)  on  any distributions  made by the Fund during the  specified  period.  It is the rate of return based on the change in value of a  hypothetical  initial  investment  of $1,000  ("P" in the

formula  below)  held for a number of years  ("n" in the  formula)  to achieve an ending value ("ATVD" in the formula) of that  investment,  after taking into account the effect of taxes on Fund distributions,  but not on the redemption of Fund shares,  according to the following formula:

ATVD      1/n    - 1=  Average Annual Total Return (After Taxes on Distributions)
----
  P

|_|      Average  Annual Total Return (After Taxes on  Distributions  and  Redemptions).
The "average  annual total return (after taxes on  distributions  and  redemptions)"  of
Class A shares  is an  average  annual  compounded  rate of  return  for each  year in a specified  number of years,  adjusted  to show the effect of federal  taxes  (calculated using  the  highest  individual  marginal  federal  income  tax  rates in  effect on any reinvestment  date) on any  distributions  made by the Fund during the specified  period and the effect of capital  gains taxes or capital  loss tax  benefits  (each  calculated using  the  highest  federal  individual  capital  gains  tax  rate  in  effect  on  the redemption  date)  resulting from the redemption of the shares at the end of the period.
It is the  rate of  return  based on the  change  in  value  of a  hypothetical  initial investment  of $1,000 ("P" in the formula  below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that  investment,  after taking into account the effect of taxes on fund  distributions  and on the redemption of
Fund shares, according to the following formula:

ATVDR     1/n     - 1=  Average Annual Total Return (After Taxes on Distributions and Redemption)
-----
  P

         |_|  Cumulative  Total  Return.  The  "cumulative  total  return"   calculation
measures  the  change in value of a  hypothetical  investment  of $1,000  over an entire period  of years.  Its  calculation  uses some of the same  factors  as  average  annual total  return,  but it  does  not  average  the  rate  of  return  on an  annual  basis.
Cumulative total return is determined as follows:

                                ERV = P
                                -------  = Total Return
                                   P

         |_|  Total  Returns  at Net  Asset  Value.  From time to time the Fund may also quote a cumulative  or an average  annual  total  return "at net asset  value"  (without deducting  sales  charges)  for Class A,  Class B,  Class C or Class N  shares.  Each is based on the  difference  in net asset value per share at the  beginning  and the end of the period for a hypothetical  investment in that class of shares  (without  considering front-end  or  contingent  deferred  sales  charges)  and takes into  consideration  the reinvestment of dividends and capital gains distributions.

-----------------------------------------------------------------------------------------------------------------

                             The Fund's Total Returns for the Periods Ended 8.31.02

-----------------------------------------------------------------------------------------------------------------
                --------------- ---------------------------- -------------------------------------------------------------------
                                 Cumulative Total Returns                       Average Annual Total Returns
                   Class of           (Life of Class)
                    Shares
                --------------- ---------------------------- -------------------------------------------------------------------
    ----------------- ----------------------------------------------------------------------------------------------------------

                                                                 1-Year                       Life-of-Class

    ----------------- ----------------------------------------------------------------------------------------------------------
                --------------- --------------- ------------ ------------------ ---------------- ----------------- -------------
                                 After Sales      Without       After Sales      Without Sales     After Sales       Without
                                    Charge         Sales          Charge            Charge            Charge       Sales Charge
                                                  Charge
                --------------- --------------- ------------ ------------------ ---------------- ----------------- -------------
    ----------------------------------------------------------------------------------------------------------------

        Class A          6.15%1          12.63%1         -3.68%          2.20%           1.25%1          2.51%1

    ----------------------------------------------------------------------------------------------------------------
    ----------------------------------------------------------------------------------------------------------------

        Class B          7.01%2          8.59%2          -3.49%          1.51%           1.43%2          1.73%2

    ----------------------------------------------------------------------------------------------------------------
    ----------------------------------------------------------------------------------------------------------------

        Class C          8.54%3          8.54%3           0.35%          1.35%           1.72%3          1.72%3

    ----------------------------------------------------------------------------------------------------------------
   --------------- --------------- ------------ ------------------ ---------------- ----------------- -------------

      Class N         -12.47%4       -11.604          0.99              1.99            -8.50%4         -7.89%4

   --------------- --------------- ------------ ------------------ ---------------- ----------------- -------------

1.       Inception of Class A:      11/17/97
2.       Inception of Class B:      11/17/97
Inception of Class C:      11/17/97
Inception of Class N: 03/01/01

  ---------------------------------------------------------------------------------------------------------------

                       Average Annual Total Returns for Class A Shares (After Sales Charge)
                                          For the Periods Ended 8/31/02

  ---------------------------------------------------------------------------------------------------------------
  -------------------------------------- ----------------------------------- ------------------------------------

                                                       1-Year                      5-Year or Life of Class

  -------------------------------------- ----------------------------------- ------------------------------------
  -------------------------------------- ----------------------------------- ------------------------------------

  -------------------------------------                -4.07                               -1.42%1
      After Taxes on Distributions

  -------------------------------------- ----------------------------------- ------------------------------------
  -------------------------------------- ----------------------------------- ------------------------------------

  After Taxes on Distributions and                     -2.25%                              0.15%1
  Redemption of Fund Shares

  -------------------------------------- ----------------------------------- ------------------------------------

   1. Inception of Class A: 11/17/97.

----------------------------------------------------------------------------------------

Other  Performance  Comparisons.  The Fund compares its performance  annually to that of an  appropriate  broadly-based  market index in its Annual Report to  shareholders.  You can obtain that  information  by  contacting  the  Transfer  Agent at the  addresses  or telephone  numbers shown on the cover of this Statement of Additional  Information.  The
Fund may also compare its  performance  to that of other  investments,  including  other mutual  funds,  or use rankings of its  performance  by  independent  ranking  entities.
Examples of these performance comparisons are set forth below.

                  |_|  Lipper  Rankings.  From  time to time the Fund  may  publish  the ranking of the performance of its classes of shares by Lipper, Inc.  ("Lipper").  Lipper is a  widely-recognized  independent  mutual fund  monitoring  service.  Lipper monitors the performance of regulated investment  companies,  including the Fund, and ranks their
performance   for  various   periods   based  on   categories   relating  to  investment
objectives.  The  performance  of the  Fund  is  ranked  by  Lipper  against  all  other international  small-cap  funds.  The  Lipper  performance  rankings  are based on total returns  that  include  the  reinvestment  of  capital  gain  distributions  and  income dividends  but do not take  sales  charges  or taxes  into  consideration.  Lipper  also publishes  "peer-group"  indices of the  performance  of all mutual  funds in a category that it monitors and averages of the performance of the funds in particular categories.

                  |_| Morningstar  Ratings and Rankings.  From time to time the Fund may publish the star  ranking of the  performance  of its classes of shares by  Morningstar,
Inc., an independent  mutual fund  monitoring  service.  Morningstar  ranks mutual funds in their specialized market sector. The Fund is ranked among international stock fund.

         Morningstar  proprietary star rankings reflect historical  risk-adjusted  total investment  return.  For each  fund  with at  least a  three-year  history,  Morningstar calculates a Morningstar  Rating(TM)based on a Morningstar  Risk-Adjusted  Return  measure that accounts for variation in a fund's  monthly  performance  (including the effects of
sales  charges,   loads,  and  redemption  fees),  placing  more  emphasis  on  downward variations  and  rewarding  consistent  performance.  The  top  10%  of  funds  in  each category  receive  5 stars,  the next  22.5%  receive  4 stars,  the next 35%  receive 3 stars,  the next 22.5% receive 2 stars,  and the bottom 10% receive 1 star.  (Each share class is counted  as a  fraction  of one fund  within  this scale and rated  separately, which  may  cause  slight  variations  in the  distribution  percentages.)  The  Overall
Morningstar  Rating for a fund is derived  from a  weighted  average of the  performance figures  associated  with its three-,  five-and  ten-year  (if  applicable)  Morningstar
Rating metrics.

                  |_|  Performance  Rankings  and  Comparisons  by  Other  Entities  and
Publications.  From time to time the Fund may  include in its  advertisements  and sales literature  performance  information  about  the Fund  cited  in  newspapers  and  other periodicals  such as The New York Times, The Wall Street Journal,  Barron's,  or similar publications.  That information may include  performance  quotations from other sources, including  Lipper and  Morningstar.  The performance of the Fund's classes of shares may be  compared in  publications  to the  performance  of various  market  indices or other investments,  and  averages,  performance  rankings  or  other  benchmarks  prepared  by recognized mutual fund statistical services.

         Investors  may also wish to compare the returns on the Fund's share  classes to the return on  fixed-income  investments  available from banks and thrift  institutions.
Those include  certificates of deposit,  ordinary  interest-paying  checking and savings accounts,  and  other  forms of fixed or  variable  time  deposits,  and  various  other instruments  such as Treasury  bills.  However,  the Fund's  returns and share price are not  guaranteed  or insured by the FDIC or any other  agency and will  fluctuate  daily, while bank  depository  obligations  may be insured  by the FDIC and may  provide  fixed rates of return.  Repayment of principal and payment of interest on Treasury  securities is backed by the full faith and credit of the U.S. government.

         From time to time,  the Fund may publish  rankings or ratings of the Manager or
Transfer  Agent,  and of the investor  services  provided by them to shareholders of the
Oppenheimer   funds,   other  than  performance   rankings  of  the  Oppenheimer   funds
themselves.  Those  ratings or rankings of  shareholder  and investor  services by third parties may include  comparisons  of their  services to those  provided by other  mutual fund  families  selected by the rating or ranking  services.  They may be based upon the opinions of the rating or ranking  service  itself,  using its research or judgment,  or based upon surveys of investors, brokers, shareholders or others.

         From  time to time,  the Fund  may  include  in its  advertisements  and  sales literature  the total  return  performance  of a  hypothetical  investment  account that includes shares of the fund and other  Oppenheimer  funds.  The combined  account may be part of an  illustration  of an asset  allocation  model or  similar  presentation.  The account  performance  may combine  total  return  performance  of the fund and the total return  performance of other  Oppenheimer  funds included in the account.  Additionally, from time to time,  the Fund's  advertisements  and sales  literature  may include,  for illustrative  or  comparative  purposes,  statistical  data or other  information  about general or specific market and economic conditions.  That may include, for example,
o        information about the performance of certain securities or commodities  markets or segments of those markets,
o        information  about the performance of the economics of particular  countries or regions,
o        the  earnings of  companies  included in  segments  of  particular  industries, sectors, securities markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information  relating to the gross  national or gross  domestic  product of the
     United States or other countries or regions,
o        comparisons of various  market  sectors or indices to demonstrate  performance, risk or other characteristics of the Fund.

----------------------------------------------------------------------------------------
A B O U T  Y O U R  A C C O U N T
----------------------------------------------------------------------------------------

How to Buy Shares

         Additional  information  is presented  below about the methods that can be used to buy shares of the Fund.  Appendix  B  contains  more  information  about the  special sales charge  arrangements  offered by the Fund,  and the  circumstances  in which sales charges may be reduced or waived for certain classes of investors.

AccountLink.  When shares are purchased  through  AccountLink,  each purchase must be at least $25.  Effective  November 1, 2002,  for any new Asset Builder Plan,  each purchase through  AccountLink  must be at least $50 and  shareholders  must  invest at least $500
                                           ---
before an Asset Builder Plan can be established on a new account.  Accounts  established prior to November 1, 2001 will remain at $25 for  additional  purchases.  Shares will be purchased on the regular  business day the  Distributor  is  instructed  to initiate the
Automated  Clearing  House ("ACH")  transfer to buy the shares.  Dividends will begin to accrue on shares  purchased  with the proceeds of ACH  transfers on the business day the
Fund  receives  Federal  Funds for the purchase  through the ACH system before the close of The New York Stock  Exchange.  The  Exchange  normally  closes at 4:00 P.M.,  but may close  earlier on certain  days.  If Federal  Funds are received on a business day after the close of the  Exchange,  the shares will be purchased  and  dividends  will begin to accrue on the next regular  business  day. The  proceeds of ACH  transfers  are normally received by the Fund three days after the  transfers are  initiated.  If the proceeds of the ACH  transfer  are not  received on a timely  basis,  the  Distributor  reserves the right to cancel the purchase  order.  The  Distributor  and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced  Sales  Charges.  As discussed in the  Prospectus,  a reduced  sales charge rate may be obtained  for Class A  shares under Right of  Accumulation  and Letters of Intent because of the  economies of sales  efforts and  reduction  in expenses  realized by the
Distributor,  dealers and  brokers  making  such  sales.  No sales  charge is imposed in certain  other  circumstances  described in Appendix B to this  Statement of  Additional
Information  because the  Distributor  or dealer or broker  incurs  little or no selling expenses.

         |X| Right of  Accumulation.  To qualify for the lower sales  charge  rates that apply to larger purchases of Class A shares, you and your spouse can add together:

o        Class  A  and  Class  B  shares  you  purchase  for  your  individual  accounts
              (including  IRAs and 403(b)  plans),  or for your joint  accounts,  or for trust or  custodial  accounts on behalf of your  children  who are minors,
              and
o        Current  purchases of Class A, Class B and Class N shares of the Fund and other
              Oppenheimer  funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
         o        Class  A,  Class  B and  Class  N  shares  of  Oppenheimer  funds  you previously  purchased  subject to an initial or contingent  deferred sales charge to reduce the sales  charge rate for current  purchases  of Class A shares,  provided  that  you  still  hold  your  investment  in one of the
              Oppenheimer funds.

         A  fiduciary  can  count  all  shares  purchased  for a trust,  estate or other fiduciary  account  (including one or more employee  benefit plans of the same employer)
that has multiple  accounts.  The Distributor  will add the value,  at current  offering price,  of the  shares  you  previously  purchased  and  currently  own to the  value of current  purchases to determine  the sales charge rate that  applies.  The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

         |X| The Oppenheimer  Funds.  The  Oppenheimer  funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer Bond Fund                                         Oppenheimer Main Street Growth & Income Fund
Oppenheimer California Municipal Fund                         Oppenheimer Main Street Opportunity Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Preservation Fund                         Oppenheimer MidCap Fund
Oppenheimer Capital Income Fund                               Oppenheimer Multiple Strategies Fund
Oppenheimer Champion Income Fund                              Oppenheimer Municipal Bond Fund
Oppenheimer Concentrated Growth Fund                          OSM1 - Mercury Advisors S&P 500 Index
Oppenheimer Convertible Securities Fund                       OSM1 - Mercury Advisors Focus Growth Fund
Oppenheimer Developing Markets Fund                           Oppenheimer New York Municipal Fund
Oppenheimer Disciplined Allocation Fund                       Oppenheimer New Jersey Municipal Fund
Oppenheimer Value Fund                                        Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Discovery Fund                                    OSM1 - QM Active Balanced Fund
Oppenheimer Emerging Growth Fund                              Oppenheimer Quest Balanced Value Fund
Oppenheimer Emerging Technologies Fund                        Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Enterprise Fund                                   Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Europe Fund                                       Oppenheimer Quest Opportunity Value Fund
Oppenheimer Rochester National Municipals                     Oppenheimer Quest Value Fund, Inc.
OSM1- Gartmore Millennium Growth Fund II                      Oppenheimer Real Asset Fund
Oppenheimer Global Fund                                       OSM1 - Salomon Brothers All Cap Fund
Oppenheimer Global Growth & Income Fund                       Oppenheimer Senior Floating Rate Fund
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Small Cap Value Fund
Oppenheimer Growth Fund                                       Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund                                   Oppenheimer Total Return Fund, Inc.
Oppenheimer Limited Term Municipal Fund                       Oppenheimer Trinity Core Fund
Oppenheimer International Bond Fund                           Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer International Growth Fund                         Oppenheimer Trinity Value Fund
Oppenheimer International Small Company Fund                  Oppenheimer U.S. Government Trust
OSM1 -Jennison Growth Fund                                    Limited-Term New York Municipal Fund
Oppenheimer Limited-Term Government Fund                      Rochester Fund Municipals

And the following money market funds:

Centennial America Fund, L. P.                                Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust
Centennial Government Trust                                   Oppenheimer Cash Reserves
Centennial Money Market Trust                                 Oppenheimer Money Market Fund, Inc.
1 - "OSM" stands for Oppenheimer Select Managers

         There is an initial  sales  charge on the purchase of Class A shares of each of the  Oppenheimer  funds  described  above except the money market  funds.  Under certain
circumstances  described  in  this  Statement  of  Additional  Information,   redemption
proceeds of certain  money  market fund shares may be subject to a  contingent  deferred sales charge.

Letters of Intent.  Under a Letter of Intent,  if you  purchase  Class A shares or Class
A and Class B shares of the Fund and other  Oppenheimer  funds during a 13-month period, you can  reduce  the  sales  charge  rate  that  applies  to your  purchases  of Class A shares.  The  total  amount  of your  intended  purchases  of both  Class A and  Class B shares will  determine  the reduced  sales charge rate for the Class A shares  purchased during  that  period.  You can include  purchases  made up to 90 days before the date of the Letter.  Letters of Intent do not  consider  Class C or Class N shares you  purchase or may have purchased.

         A Letter of Intent is an investor's  statement in writing to the Distributor of the  intention  to  purchase  Class A shares  or Class A and  Class B shares of the Fund
(and  other  Oppenheimer  funds)  during  a  13-month  period  (the  "Letter  of  Intent period").  At the  investor's  request,  this may include  purchases  made up to 90 days prior to the date of the Letter.  The Letter  states the  investor's  intention  to make the  aggregate  amount  of  purchases  of shares  which,  when  added to the  investor's holdings  of shares of those  funds,  will equal or exceed the amount  specified  in the
Letter.  Purchases made by reinvestment of dividends or  distributions  of capital gains and  purchases  made at net  asset  value  without  sales  charge  do not  count  toward satisfying the amount of the Letter.

         A Letter enables an investor to count the Class A and Class B shares  purchased under the  Letter to obtain  the  reduced  sales  charge  rate on  purchases  of Class A shares  of the Fund  (and  other  Oppenheimer  funds)  that  applies  under the Right of
Accumulation  to current  purchases of Class A shares.  Each  purchase of Class A shares under the Letter will be made at the offering  price  (including  the sales charge) that applies to a single  lump-sum  purchase of shares in the amount intended to be purchased under the Letter.

         In submitting a Letter,  the investor  makes no commitment to purchase  shares.
However,  if the  investor's  purchases  of shares  within the Letter of Intent  period, when added to the value (at  offering  price) of the  investor's  holdings  of shares on the last day of that period,  do not equal or exceed the intended  purchase amount,  the investor  agrees  to pay the  additional  amount  of  sales  charge  applicable  to such purchases.  That amount is  described  in "Terms of Escrow,"  below  (those terms may be amended by the  Distributor  from time to time).  The investor  agrees that shares equal in value to 5% of the  intended  purchase  amount will be held in escrow by the Transfer
Agent  subject  to the Terms of Escrow.  Also,  the  investor  agrees to be bound by the terms of the  Prospectus,  this Statement of Additional  Information and the application used for a Letter of Intent.  If those  terms are  amended,  as they may be from time to time by the Fund,  the investor  agrees to be bound by the amended  terms and that those amendments will apply automatically to existing Letters of Intent.

         If the total eligible  purchases made during the Letter of Intent period do not equal or exceed the intended  purchase  amount,  the concessions  previously paid to the dealer  of  record  for the  account  and the  amount of sales  charge  retained  by the
Distributor  will be adjusted to the rates  applicable  to actual  total  purchases.  If total  eligible  purchases  during  the  Letter of Intent  period  exceed  the  intended purchase  amount and exceed the amount  needed to qualify for the next sales charge rate reduction  set forth in the  Prospectus,  the sales charges paid will be adjusted to the lower  rate.  That  adjustment  will be made only if and when the dealer  returns to the
Distributor  the excess of the amount of concessions  allowed or paid to the dealer over the  amount of  concessions  that apply to the actual  amount of  purchases.  The excess concessions  returned to the Distributor will be used to purchase  additional shares for the  investor's  account at the net asset  value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

         The  Transfer  Agent will not hold shares in escrow for  purchases of shares of the Fund and other  Oppenheimer funds by  OppenheimerFunds  prototype 401(k) plans under a Letter of Intent.  If the intended  purchase  amount under a Letter of Intent  entered into by an  OppenheimerFunds  prototype  401(k) plan is not purchased by the plan by the end of the Letter of Intent period,  there will be no adjustment of concessions  paid to the  broker-dealer  or financial  institution of record for accounts held in the name of that plan.

         In  determining  the total  amount of  purchases  made  under a Letter,  shares redeemed by the investor  prior to the  termination  of the Letter of Intent period will be deducted.  It is the  responsibility  of the dealer of record  and/or the investor to advise  the  Distributor  about the  Letter  in  placing  any  purchase  orders  for the investor  during  the  Letter  of  Intent  period.  All of such  purchases  must be made through the Distributor.

                  |_| Terms of Escrow That Apply to Letters of Intent.

         1.    Out of the initial  purchase (or subsequent  purchases if necessary) made pursuant  to a  Letter,  shares  of the Fund  equal  in  value up to 5% of the  intended purchase  amount  specified  in the  Letter  shall  be held in  escrow  by the  Transfer
Agent.  For example,  if the intended  purchase  amount is $50,000,  the escrow shall be shares  valued in the amount of $2,500  (computed at the offering  price  adjusted for a
$50,000  purchase).  Any  dividends  and capital  gains  distributions  on the  escrowed shares will be credited to the investor's account.

         2.    If the total minimum  investment  specified under the Letter is completed within the  13-month  Letter of Intent  period,  the  escrowed  shares  will be promptly released to the investor.

         3.    If,  at the  end of the  13-month  Letter  of  Intent  period  the  total purchases  pursuant to the Letter are less than the intended  purchase amount  specified in the  Letter,  the  investor  must  remit to the  Distributor  an amount  equal to the difference  between the dollar amount of sales  charges  actually paid and the amount of sales  charges  which would have been paid if the total amount  purchased  had been made at a single  time.  That sales  charge  adjustment  will  apply to any  shares  redeemed prior to the  completion of the Letter.  If the  difference in sales charges is not paid within twenty days after a request from the  Distributor or the dealer,  the Distributor will,  within sixty days of the expiration of the Letter,  redeem the number of escrowed shares  necessary to realize  such  difference  in sales  charges.  Full and  fractional shares  remaining after such  redemption  will be released from escrow.  If a request is received  to redeem  escrowed  shares  prior to the  payment  of such  additional  sales charge, the sales charge will be withheld from the redemption proceeds.

         4.    By signing the Letter, the investor irrevocably  constitutes and appoints the Transfer Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

         5.    The shares  eligible  for  purchase  under the Letter (or the  holding of which may be counted toward completion of a Letter) include:
(a)      Class A shares  sold with a  front-end  sales  charge or  subject  to a Class A contingent deferred sales charge,
(b)      Class B shares of other  Oppenheimer  funds  acquired  subject to a  contingent deferred sales charge, and
(c)      Class A or Class B shares  acquired by exchange of either (1) Class A shares of one of the other  Oppenheimer  funds that were acquired  subject to a
                   Class A initial or  contingent  deferred  sales charge or (2) Class B shares  of one of the other  Oppenheimer  funds  that  were  acquired subject to a contingent deferred sales charge.

         6.    Shares held in escrow  hereunder  will  automatically  be  exchanged  for shares of another  fund to which an exchange is  requested,  as described in the section of the Prospectus  entitled "How to Exchange  Shares" and the escrow will be transferred to that other fund.

Asset Builder  Plans.  To establish an Asset Builder Plan to buy shares  directly from a bank  account,  you must enclose a check (the  minimum is $25) for the initial  purchase with your application.  Currently,  the minimum  investment is $25 to establish an Asset
Builder Plan,  and will remain at $25 for those accounts  established  prior to November
1, 2002.  However,  as described  above under  "AccountLink,"  for Asset  Builder  Plans established on or after  November 1, 2002, the minimum  investment for new Asset Builder
Plans will increase to $50, each  purchase  must be at least $50 and  shareholders  must
                                                                 ---
invest  at  least  $500  before  an  Asset  Builder  Plan  can  be  established.  Shares purchased  by Asset  Builder  Plan  payments  from  bank  accounts  are  subject  to the redemption  restrictions  for  recent  purchases  described  in  the  Prospectus.  Asset
Builder  Plans are  available  only if your bank is an ACH member.  Asset  Builder Plans may  not be  used  to  buy  shares  for  OppenheimerFunds  employer-sponsored  qualified retirement  accounts.  Asset Builder Plans also enable  shareholders of Oppenheimer Cash
Reserves to use their fund account to make monthly  automatic  purchases of shares of up to four other Oppenheimer funds.

         If you make  payments  from your bank  account to purchase  shares of the Fund, your bank  account  will be debited  automatically.  Normally the debit will be made two business days prior to the investment  dates you selected on your  application.  Neither the  Distributor,  the Transfer Agent nor the Fund shall be  responsible  for any delays in purchasing shares that result from delays in ACH transmissions.

         Before you establish Asset Builder payments,  you should obtain a prospectus of the selected  fund(s) from your financial  advisor (or the  Distributor)  and request an application  from the  Distributor.  Complete  the  application  and  return it. You may change the amount of your Asset  Builder  payment or you can terminate  these  automatic investments  at any time by writing to the Transfer  Agent.  The Transfer Agent requires a  reasonable  period  (approximately  10 days) after  receipt of your  instructions  to implement  them. The Fund reserves the right to amend,  suspend or discontinue  offering
Asset Builder plans at any time without prior notice.

Retirement  Plans.  Certain types of retirement plans are entitled to purchase shares of the Fund  without  sales  charge or at reduced  sales  charge  rates,  as  described  in
Appendix B to this  Statement of Additional  Information.  Certain  special sales charge arrangements  described in that  Appendix  apply to  retirement  plans whose records are maintained  on a daily  valuation  basis by Merrill  Lynch Pierce  Fenner & Smith,  Inc.
("Merrill  Lynch")  or an  independent  record  keeper  that has a  contract  or special arrangement  with  Merrill  Lynch.  If on the date the plan  sponsor  signed the Merrill
Lynch  record  keeping  service  agreement  the plan has less than $3  million in assets
(other than assets invested in money market funds)  invested in applicable  investments, then the  retirement  plan may purchase  only Class B shares of the  Oppenheimer  funds.
Any  retirement  plans in that category that  currently  invest in Class B shares of the
Fund will have  their  Class B shares  converted  to Class A shares of the Fund when the plan's  applicable  investments  reach $5 million.  OppenheimerFunds  has  entered  into arrangements  with certain record keepers  whereby the Transfer  Agent  compensates  the record keeper for its record  keeping and account  servicing  functions that it performs on  behalf  of  the  participant  level  accounts  of  a  retirement  plan.  While  such compensation  may act to reduce  the  record  keeping  fees  charged  by the  retirement plan's  record  keeper,  that  compensation  arrangement  may be terminated at any time, potentially  affecting the record keeping fees charged by the  retirement  plan's record keeper.

Cancellation  of  Purchase  Orders.  Cancellation  of  purchase  orders  for the  Fund's shares (for  example,  when a purchase  check is returned to the Fund  unpaid)  causes a loss to be incurred when the net asset values of the Fund's  shares on the  cancellation date is less  than on the  purchase  date.  That  loss is  equal  to the  amount  of the decline  in the net  asset  value per share  multiplied  by the  number of shares in the purchase  order.  The investor is  responsible  for that loss. If the investor  fails to compensate  the Fund for the loss,  the  Distributor  will do so. The Fund may reimburse the  Distributor  for that amount by  redeeming  shares from any account  registered  in that investor's name, or the Fund or the Distributor may seek other redress.

Classes  of Shares.  Each  class of shares of the Fund  represents  an  interest  in the
same  portfolio  of  investments  of  the  Fund.  However,   each  class  has  different
shareholder  privileges and features.  The net income  attributable  to Class B, Class C or Class N shares and the  dividends  payable on Class B, Class C or Class N shares will be reduced by incremental  expenses borne solely by that class.  Those expenses  include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

         The  availability of different  classes of shares permits an investor to choose the method of purchasing  shares that is more  appropriate  for the  investor.  That may depend on the amount of the  purchase,  the length of time the investor  expects to hold shares,  and other relevant  circumstances.  Class A shares normally are sold subject to an initial  sales  charge.  While  Class B,  Class C and Class N shares  have no initial sales charge,  the purpose of the deferred sales charge and asset-based  sales charge on
Class B, Class C and Class N shares is the same as that of the initial  sales  charge on
Class A shares - to  compensate  the  Distributor  and  brokers,  dealers and  financial institutions  that sell  shares of the Fund.  A  salesperson  who is entitled to receive compensation  from his or her firm for selling Fund shares may receive  different levels of compensation for selling one class of shares rather than another.

         The  Distributor  will not accept any order in the amount of  $500,000  or more for  Class B shares  or $1  million  or more for  Class C shares  on  behalf of a single investor  (not  including  dealer  "street name" or omnibus  accounts).  That is because generally it will be more  advantageous  for that investor to purchase Class A shares of the Fund.

         |X|  Class  A  Shares  Subject  to a  Contingent  Deferred  Sales  Charge.  For
purchases  of Class A shares at net asset value  whether or not subject to a  contingent deferred  sales charge as  described in the  Prospectus,  no sales  concessions  will be paid to the broker-dealer of record,  as described in the Prospectus,  on sales of Class
A shares  purchased  with the  redemption  proceeds  of shares of  another  mutual  fund offered as an  investment  option in a retirement  plan in which  Oppenheimer  funds are also offered as investment  options under a special  arrangement  with the  Distributor, if the  purchase  occurs more than 30 days after the  Oppenheimer  funds are added as an investment  option under that plan.  Additionally,  that  concession will not be paid on purchases of Class A shares by a retirement  plan made with the  redemption  proceeds of
Class N shares  of one or more  Oppenheimer  funds  held by the  plan  for more  than 18 months.

         |X| Class B Conversion.  Under current  interpretations  of applicable  federal income tax law by the Internal  Revenue  Service,  the  conversion  of Class B shares to
Class A shares  after six years is not treated as a taxable  event for the  shareholder.
If those laws or the IRS  interpretation  of those laws  should  change,  the  automatic conversion  feature may be suspended.  In that event, no further  conversions of Class B shares would occur while that suspension remained in effect.

         Although  Class B shares  could  then be  exchanged  for  Class A shares on the basis of  relative  net asset value of the two  classes,  without  the  imposition  of a
sales  charge  or  fee,  such  exchange  could   constitute  a  taxable  event  for  the
shareholder,  and absent such  exchange,  Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

         |X|  Availability  of Class N Shares.  In  addition to the  description  of the types  of  retirement  plans  which  may  purchase  Class  N  shares  contained  in  the prospectus, Class N shares also are offered to the following:

         o        to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o        to all rollover  contributions made to Individual 401(k) plans,  Profit Sharing
              Plans and Money Purchase Pension Plans,

o        to all direct rollovers from  OppenheimerFunds-sponsored  Pinnacle and Ascender retirement plans,
o        to all trustee-to-trustee IRA transfers,
o        to all 90-24 type 403(b) transfers,
o        to Group  Retirement  Plans (as  defined  in  Appendix B to this  Statement  of
              Additional  Information)  which have entered into a special agreement with the Distributor for that purpose,
o        to Retirement  Plans  qualified under Sections 401(a) or 401(k) of the Internal
              Revenue Code, the  recordkeeper  or the plan sponsor for which has entered into a special agreement with the Distributor,
o        to Retirement  Plans of a plan sponsor  where the aggregate  assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o        to  OppenheimerFunds-sponsored  Ascender 401(k) plans that pay for the purchase with the redemption  proceeds of Class A shares of one or more Oppenheimer funds.
o        to  certain  customers  of  broker-dealers  and  financial  advisors  that  are identified in a special  agreement  between the broker-dealer or financial advisor and the Distributor for that purpose.

              The sales  concession  and the advance of the service fee, as described in the  Prospectus,  will not be paid to  dealers of record on sales of Class N shares on:
o        purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A
              shares of one or moreo         Oppenheimer  funds  (other  than  rollovers
              from an  OppenheimerFunds-sponsored  Pinnacle or  Ascender  401(k) plan to any IRA invested in the Oppenheimer funds),
o        purchases  of Class N shares in amounts  of  $500,000  or more by a  retirement plan that pays for the purchase  with the  redemption  proceeds of Class C shares  of one or more  Oppenheimer  funds  held by the plan for more than
              one  year  (other  than  rollovers   from  an   OppenheimerFunds-sponsored
              Pinnacle or Ascender  401(k) plan to any IRA  invested in the  Oppenheimer funds), and
o        on  purchases  of Class N shares by an  OppenheimerFunds-sponsored  Pinnacle or
              Ascender  401(k) plan made with the redemption  proceeds of Class A shares of one or more Oppenheimer funds.

No sales  concessions will be paid to the  broker-dealer of record,  as described in the
Prospectus,  on sales  of Class N shares  purchased  with  the  redemption  proceeds  of shares of another  mutual fund offered as an investment  option in a retirement  plan in which  Oppenheimer  funds  are  also  offered  as  investment  options  under a  special arrangement  with the  Distributor,  if the purchase  occurs more than 30 days after the
Oppenheimer funds are added as an investment option under that plan.

         |X|  Allocation  of  Expenses.  The Fund  pays  expenses  related  to its daily operations,  such as custodian fees,  Trustees' fees,  transfer agency fees,  legal fees and  auditing  costs.  Those  expenses  are paid out of the  Fund's  assets  and are not paid directly by  shareholders.  However,  those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

         The  methodology   for   calculating   the  net  asset  value,   dividends  and
distributions  of the Fund's share  classes  recognizes  two types of expenses.  General expenses  that do not pertain  specifically  to any one class are  allocated pro rata to the shares of all  classes.  The  allocation  is based on the  percentage  of the Fund's total assets that is represented  by the assets of each class,  and then equally to each outstanding  share  within a given  class.  Such  general  expenses  include  management fees,  legal,  bookkeeping  and audit fees,  printing and mailing  costs of  shareholder reports,  Prospectuses,  Statements of Additional  Information  and other  materials for
current  shareholders,   fees  to  unaffiliated  Trustees,   custodian  expenses,  share
issuance  costs,   organization  and  start-up  costs,  interest,  taxes  and  brokerage commissions, and non-recurring expenses, such as litigation costs.

         Other  expenses  that are  directly  attributable  to a  particular  class  are allocated  equally  to each  outstanding  share  within  that  class.  Examples  of such expenses include  distribution  and service plan (12b-1) fees,  transfer and shareholder servicing  agent fees and  expenses,  and  shareholder  meeting  expenses (to the extent that such expenses pertain only to a specific class).

Account Fees. As stated in the  Prospectus,  effective  September 27, 2002, a $12 annual fee is charged  on any  account  valued at less than $500.  This fee will not be charged for:
o        Accounts  that have  balances  below $500 due to the  automatic  conversion  of shares from Class B to Class A shares;
o        Accounts  with an  active  Asset  Builder  Plan,  payroll  deduction  plan or a military allotment plan;
o        OppenheimerFunds-sponsored   group   retirement   accounts   that  are   making
         continuing purchases;
o        Certain  accounts  held  by  broker-dealers  through  the  National  Securities
         Clearing Corporation; and
o        Accounts that fall below the $500  threshold due solely to market  fluctuations within the 12-month period preceding the date the fee is deducted.

         The fee is  charged  annually  on or about the second to last  business  day of
September.  This  annual  fee will be waived  for any  shareholders  who elect to access their account documents through  electronic  document delivery rather than in paper copy and who elect to utilize the  Internet or PhoneLink  as their  primary  source for their general  servicing  needs.  To sign up to access account  documents  electronically  via
eDocs    Direct,    please    visit   the    Service    Center   on   our   website   at
WWW.OPPENHEIMERFUNDS.COM or call 1.888.470.0862 for instructions.

Determination  of Net Asset  Values  Per Share.  The net asset  values per share of each class of shares of the Fund are  determined  as of the close of business of The New York
Stock Exchange (the  "Exchange") on each day that the Exchange is open. The  calculation is done by dividing  the value of the Fund's net assets  attributable  to a class by the number of shares of that class that are  outstanding.  The Exchange  normally  closes at
4:00 P.M.,  Eastern  time,  but may close  earlier on some other days (for  example,  in case of weather  emergencies or on days falling before a U.S.  holiday).  All references
to  time  in  this  Statement  of  Additional   Information  mean  "Eastern  time".  The
Exchange's most recent annual  announcement  (which is subject to change) states that it will close on New Year's Day,  Presidents'  Day,  Martin  Luther  King,  Jr.  Day,  Good
Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving  Day and Christmas
Day.  It may also close on other days.

         Dealers other than Exchange  members may conduct trading in certain  securities on days on which the  Exchange is closed  (including  weekends  and  holidays)  or after
4:00 P.M. on a regular  business  day.  Because the Fund's net asset  values will not be calculated  on those days,  the Fund's net asset  values per share may be  significantly
affected  on  such  days  when   shareholders   may  not  purchase  or  redeem   shares.
Additionally,  trading  on  European  and Asian  stock  exchanges  and  over-the-counter markets normally is completed before the close of The New York Stock Exchange.

         Changes in the values of securities  traded on foreign  exchanges or markets as a result of events that occur after the prices of those  securities are determined,  but before the close of The New York Stock  Exchange,  will not be  reflected  in the Fund's calculation  of its net asset  values  that day unless the Manager  determines  that the event is likely to effect a material  change in the value of the security.  The Manager, or an internal  valuation  committee  established  by the Manager,  as  applicable,  may establish a  valuation,  under  procedures  established  by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting.

         |X|  Securities  Valuation.  The  Fund's  Board  of  Trustees  has  established procedures for the valuation of the Fund's  securities.  In general those procedures are as follows:

o        Equity  securities  traded on a U.S.  securities  exchange  or on  Nasdaq(R)are valued as follows:
1.        if last sale  information is regularly  reported,  they are valued at the last reported  sale price on the  principal  exchange on which they are traded or on Nasdaq, as applicable, on that day, or

2.        if last sale  information  is not  available  on a  valuation  date,  they are valued at the last  reported  sale price  preceding  the valuation date if it is within the spread of the  closing  "bid" and "asked"
                      prices on the  valuation  date or, if not,  at the  closing  "bid"
                      price on the valuation date.

o        Equity securities traded on a foreign securities  exchange generally are valued in one of the following ways:
         1.        at the last sale price available to the pricing  service  approved by the Board of Trustees, or
2.        at the  last  sale  price  obtained  by the  Manager  from the  report  of the principal  exchange  on which the  security  is traded at its last trading session on or immediately before the valuation date, or
3.       at the mean between the "bid" and "asked"  prices  obtained  from the principal exchange  on which  the  security  is  traded  or, on the basis of reasonable inquiry, from two market makers in the security.

o        Long-term debt securities having a remaining  maturity in excess of 60 days are valued based on the mean between the "bid" and "asked"  prices  determined by a portfolio  pricing  service  approved by the Fund's Board of Trustees or obtained by the Manager from two active  market  makers in the security on the basis of reasonable inquiry.

o        The following  securities  are valued at the mean between the "bid" and "asked"
              prices  determined  by a pricing  service  approved by the Fund's Board of
              Trustees or obtained by the Manager from two active  market  makers in the security on the basis of reasonable inquiry:

                  1.  debt  instruments  that have a maturity of more than 397 days when issued,
                  2.  debt  instruments  that had a  maturity  of 397 days or less  when issued and have a remaining maturity of more than 60 days, and

3.       non-money  market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.

o        The  following  securities  are valued at cost,  adjusted for  amortization  of premiums and accretion of discounts:
1.       money  market  debt  securities  held by a  non-money  market  fund  that had a maturity  of less than 397 days when  issued that have a remaining maturity of 60 days or less, and
2.       debt instruments held by a money market fund that have a remaining  maturity of
                      397 days or less.

o        Securities  (including  restricted  securities)  not  having  readily-available market  quotations are valued at fair value  determined  under the Board's procedures.  If the Manager is unable to locate two market makers  willing to give  quotes,  a security  may be priced at the mean  between the "bid"
              and "asked"  prices  provided by a single  active  market  maker (which in certain cases may be the "bid" price if no "asked" price is available).

         In  the  case  of  U.S.  government  securities,   mortgage-backed  securities,
corporate bonds and foreign  government  securities,  when last sale  information is not generally  available,  the  Manager may use  pricing  services  approved by the Board of
Trustees.   The  pricing  service  may  use  "matrix"  comparisons  to  the  prices  for comparable  instruments  on the basis of  quality,  yield and  maturity.  Other  special factors  may be  involved  (such  as the  tax-exempt  status  of the  interest  paid  by municipal  securities).  The Manager will monitor the accuracy of the pricing  services.
That  monitoring  may include  comparing  prices used for portfolio  valuation to actual sales prices of selected securities.

         The  closing  prices in the  London  foreign  exchange  market on a  particular business  day that are  provided  to the  Manager by a bank,  dealer or pricing  service that the  Manager has  determined  to be reliable  are used to value  foreign  currency, including  forward  contracts,  and to  convert  to U.S.  dollars  securities  that  are denominated in foreign currency.

         Puts,  calls,  and futures  are valued at the last sale price on the  principal exchange  on which they are traded or on  Nasdaq,  as  applicable,  as  determined  by a pricing  service  approved by the Board of Trustees or by the Manager.  If there were no sales that day,  they shall be valued at the last sale  price on the  preceding  trading day  if it is  within  the  spread  of the  closing  "bid"  and  "asked"  prices  on the principal  exchange or on Nasdaq on the  valuation  date. If not, the value shall be the closing bid price on the  principal  exchange  or on Nasdaq on the  valuation  date.  If the put,  call or future is not traded on an exchange  or on Nasdaq,  it shall be valued by the mean  between  "bid" and "asked"  prices  obtained by the Manager from two active market  makers.  In certain  cases that may be at the "bid" price if no "asked" price is available.

         When the Fund  writes an option,  an amount  equal to the  premium  received is included in the Fund's  Statement of Assets and  Liabilities as an asset.  An equivalent
credit   is   included   in   the   liability   section.    The   credit   is   adjusted
("marked-to-market")  to reflect the current market value of the option.  In determining the Fund's gain on investments,  if a call or put written by the Fund is exercised,  the proceeds  are  increased by the premium  received.  If a call or put written by the Fund expires,  the Fund has a gain in the amount of the  premium.  If the Fund  enters into a closing  purchase  transaction,  it will have a gain or loss,  depending  on whether the premium  received  was more or less  than the cost of the  closing  transaction.  If the
Fund  exercises  a put it  holds,  the  amount  the  Fund  receives  on its  sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

         The  information  below  supplements  the terms and  conditions  for  redeeming shares set forth in the Prospectus.

Reinvestment  Privilege.  Within six months of a redemption,  a shareholder may reinvest all or part of the redemption proceeds of:
o        Class A shares  purchased  subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o        Class B shares  that were  subject  to the Class B  contingent  deferred  sales charge when redeemed.

         The  reinvestment  may be made  without  sales charge only in Class A shares of the  Fund or any of the  other  Oppenheimer  funds  into  which  shares  of the Fund are exchangeable  as described in "How to Exchange  Shares" below.  Reinvestment  will be at the net asset value next computed  after the Transfer  Agent  receives the  reinvestment order.  The  shareholder  must ask the Transfer  Agent for that privilege at the time of reinvestment.  This  privilege  does not apply to Class C and  Class N shares.  The Fund may amend,  suspend or cease  offering  this  reinvestment  privilege  at any time as to shares redeemed after the date of such amendment, suspension or cessation.

         Any capital  gain that was realized  when the shares were  redeemed is taxable, and  reinvestment  will not alter any capital  gains tax payable on that gain.  If there has  been a  capital  loss on the  redemption,  some or all of the  loss  may not be tax deductible,  depending  on  the  timing  and  amount  of  the  reinvestment.  Under  the
Internal  Revenue  Code,  if the  redemption  proceeds  of Fund  shares on which a sales charge  was paid are  reinvested  in shares of the Fund or  another  of the  Oppenheimer funds  within 90 days of payment of the sales  charge,  the  shareholder's  basis in the shares of the Fund that were  redeemed  may not include  the amount of the sales  charge
paid.   That  would  reduce  the  loss  or  increase  the  gain   recognized   from  the
redemption.  However,  in that case the sales  charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments  "In  Kind".  The  Prospectus  states  that  payment  for shares  tendered  for redemption  is  ordinarily  made in cash.  However,  under  certain  circumstances,  the
Board of Trustees of the Fund may  determine  that it would be  detrimental  to the best interests  of the  remaining  shareholders  of the Fund to make  payment of a redemption order  wholly  or  partly  in  cash.  In that  case,  the  Fund  may pay the  redemption proceeds in whole or in part by a distribution  "in kind" of liquid  securities from the portfolio of the Fund, in lieu of cash.

         The Fund has elected to be governed by Rule 18f-1 under the Investment  Company
Act.  Under that rule,  the Fund is obligated to redeem  shares solely in cash up to the lesser of  $250,000  or 1% of the net assets of the Fund  during  any 90-day  period for any one  shareholder.  If shares are redeemed in kind, the redeeming  shareholder  might incur  brokerage or other costs in selling the  securities for cash. The Fund will value securities  used to pay  redemptions  in kind  using  the same  method  the Fund uses to value  its  portfolio  securities  described  above  under  "Determination  of Net Asset
Values Per Share." That valuation  will be made as of the time the  redemption  price is determined.

Involuntary  Redemptions.  The  Fund's  Board of  Trustees  has the  right to cause  the involuntary  redemption  of the shares  held in any account if the  aggregate  net asset value of those  shares  is less than  $200 or such  lesser  amount as the Board may fix.
The Board  will not cause the  involuntary  redemption  of shares in an  account  if the aggregate net asset value of such shares has fallen below the stated  minimum  solely as a result of market  fluctuations.  If the Board  exercises  this right,  it may also fix the  requirements  for any notice to be given to the  shareholders in question (not less than 30 days).  The Board may  alternatively  set  requirements  for the  shareholder to increase  the  investment,  or set other terms and  conditions  so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different  registration  is not an event that  triggers the payment of sales  charges.  Therefore,  shares are not subject to the payment of a  contingent  deferred  sales charge of any class at the time of transfer to the name of another  person or entity.  It does not matter  whether the transfer  occurs by absolute  assignment,  gift or bequest,  as long as it does not involve,  directly or indirectly,  a public sale of the shares.  When shares subject to a contingent  deferred sales  charge  are  transferred,  the  transferred  shares  will  remain  subject to the
contingent   deferred  sales  charge.  It  will  be  calculated  as  if  the  transferee shareholder  had  acquired  the  transferred  shares in the same  manner and at the same time as the transferring shareholder.

         If less than all shares  held in an account are  transferred,  and some but not all shares in the account  would be subject to a  contingent  deferred  sales  charge if redeemed at the time of  transfer,  the  priorities  described in the  Prospectus  under
"How to Buy Shares" for the  imposition  of the Class B, Class C and Class N  contingent deferred  sales  charge will be followed in  determining  the order in which  shares are transferred.

Distributions    From    Retirement    Plans.    Requests   for    distributions    from
OppenheimerFunds-sponsored  IRAs,  SEP-IRAs,  SIMPLE IRAs,  403(b)(7)  custodial  plans,
401(k)  plans or  pension or  profit-sharing  plans  should be  addressed  to  "Trustee,
OppenheimerFunds  Retirement  Plans," c/o the  Transfer  Agent at its address  listed in
"How To Sell  Shares"  in the  Prospectus  or on the  back  cover of this  Statement  of
Additional Information.  The request must:

(1)      state the reason for the distribution;
(2)      state the owner's  awareness of tax penalties if the distribution is premature;
              and
(3)      conform  to the  requirements  of the  plan  and the  Fund's  other  redemption requirements.

         Participants     (other    than     self-employed     plan     sponsors)     in
OppenheimerFunds-sponsored  pension  or  profit-sharing  plans  with  shares of the Fund held in the name of the plan or its  fiduciary  may not directly  request  redemption of their accounts.  The plan administrator or fiduciary must sign the request.

         Distributions  from  pension  and profit  sharing  plans are subject to special requirements  under the Internal Revenue Code and certain documents  (available from the
Transfer  Agent) must be  completed  and  submitted  to the  Transfer  Agent  before the
distribution  may  be  made.   Distributions   from  retirement  plans  are  subject  to
withholding  requirements  under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer  Agent) must be submitted to the Transfer Agent with the  distribution request,  or the  distribution  may be delayed.  Unless the shareholder has provided the
Transfer Agent with a certified tax  identification  number,  the Internal  Revenue Code requires that tax be withheld from any distribution  even if the shareholder  elects not to have tax withheld.  The Fund, the Manager,  the  Distributor,  and the Transfer Agent
assume no responsibility  to determine  whether a distribution  satisfies the conditions of applicable  tax laws and will not be  responsible  for any tax penalties  assessed in connection with a distribution.

Special   Arrangements   for  Repurchase  of  Shares  from  Dealers  and  Brokers.   The
Distributor  is the Fund's agent to  repurchase  its shares from  authorized  dealers or brokers  on behalf of their  customers.  Shareholders  should  contact  their  broker or dealer to arrange this type of redemption.  The  repurchase  price per share will be the net asset value next  computed  after the  Distributor  receives an order  placed by the dealer or  broker.  However,  if the  Distributor  receives  a  repurchase  order from a dealer or broker  after the close of The New York Stock  Exchange on a regular  business day, it will be  processed  at that day's net asset  value if the order was  received by the  dealer  or  broker  from its  customers  prior to the  time  the  Exchange  closes.
Normally,  the  Exchange  closes  at 4:00  P.M.,  but may do so  earlier  on some  days.
Additionally,  the order must have been  transmitted to and received by the  Distributor prior to its close of business that day (normally 5:00 P.M.).

         Ordinarily,  for accounts  redeemed by a  broker-dealer  under this  procedure, payment  will be made within  three  business  days after the shares have been  redeemed upon the  Distributor's  receipt of the  required  redemption  documents in proper form.
The  signature(s)  of  the  registered  owners  on  the  redemption  documents  must  be guaranteed as described in the Prospectus.

Automatic  Withdrawal  and Exchange  Plans.  Investors  owning shares of the Fund valued at $5,000 or more can authorize the Transfer  Agent to redeem shares  (having a value of at least $50) automatically on a monthly,  quarterly,  semi-annual or annual basis under an Automatic  Withdrawal  Plan.  Shares will be redeemed  three  business  days prior to
the  date  requested  by  the  shareholder   for  receipt  of  the  payment.   Automatic
withdrawals  of up to $1,500 per month may be  requested by telephone if payments are to be made by check payable to all  shareholders  of record.  Payments must also be sent to the  address  of record  for the  account  and the  address  must not have been  changed
within    the    prior    30    days.     Required    minimum     distributions     from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

         Payments  are  normally  made by check,  but  shareholders  having  AccountLink privileges  (see "How To Buy  Shares")  may arrange to have  Automatic  Withdrawal  Plan payments  transferred  to the bank account  designated on the account  application or by signature-guaranteed  instructions  sent to the  Transfer  Agent.  Shares  are  normally redeemed  pursuant  to an  Automatic  Withdrawal  Plan three  business  days  before the payment  transmittal  date  you  select  in the  account  application.  If a  contingent deferred  sales  charge  applies to the  redemption,  the amount of the check or payment will be reduced accordingly.

         The Fund cannot guarantee receipt of a payment on the date requested.  The Fund reserves the right to amend,  suspend or  discontinue  offering  these plans at any time without prior notice.  Because of the sales charge assessed on Class A share  purchases,
shareholders   should  not  make  regular  additional  Class  A  share  purchases  while
participating  in  an  Automatic   Withdrawal  Plan.  Class  B,  Class  C  and  Class  N
shareholders should not establish automatic  withdrawal plans,  because of the potential imposition of the  contingent  deferred sales charge on such  withdrawals  (except where the  Class  B,  Class C or  Class N  contingent  deferred  sales  charge  is  waived  as described in Appendix B to this Statement of Additional Information).

         By requesting an Automatic  Withdrawal or Exchange Plan, the shareholder agrees to the  terms  and  conditions  that  apply  to  such  plans,  as  stated  below.  These provisions  may be amended  from time to time by the Fund and/or the  Distributor.  When adopted, any amendments will automatically apply to existing Plans.

         |X| Automatic  Exchange  Plans.  Shareholders  can authorize the Transfer Agent to  exchange  a  pre-determined  amount of shares  of the Fund for  shares  (of the same class) of other Oppenheimer  funds  automatically on a monthly,  quarterly,  semi-annual or annual  basis  under an  Automatic  Exchange  Plan.  The  minimum  amount that may be exchanged to each other fund  account is $25.  Effective  November 1, 2002,  the minimum amount that may be  exchanged  to each other fund  account is $50.  Instructions  should be provided on the OppenheimerFunds  Application or  signature-guaranteed  instructions.
Exchanges  made  under  these  plans  are  subject  to the  restrictions  that  apply to exchanges as set forth in "How to Exchange  Shares" in the  Prospectus and below in this
Statement of Additional Information.

         |X| Automatic  Withdrawal  Plans.  Fund shares will be redeemed as necessary to meet  withdrawal  payments.  Shares  acquired  without a sales  charge  will be redeemed first.  Shares acquired with reinvested  dividends and capital gains  distributions will be  redeemed  next,  followed  by shares  acquired  with a sales  charge,  to the extent necessary  to make  withdrawal  payments.  Depending  upon  the  amount  withdrawn,  the investor's  principal  may be  depleted.  Payments  made under these plans should not be considered as a yield or income on your investment.

         The Transfer Agent will administer the investor's  Automatic Withdrawal Plan as agent for the  shareholder(s)  (the  "Planholder")  who executed the Plan  authorization and  application  submitted  to the  Transfer  Agent.  Neither the Fund nor the Transfer
Agent shall incur any liability to the  Planholder  for any action taken or not taken by the Transfer Agent in good faith to administer  the Plan.  Share  certificates  will not be  issued  for  shares of the Fund  purchased  for and held  under  the  Plan,  but the
Transfer  Agent will  credit all such  shares to the  account of the  Planholder  on the records of the Fund.  Any share  certificates  held by a Planholder  may be  surrendered unendorsed  to the  Transfer  Agent  with  the  Plan  application  so  that  the  shares represented by the certificate may be held under the Plan.

         For accounts subject to Automatic  Withdrawal  Plans,  distributions of capital gains must be  reinvested  in shares of the Fund,  which will be done at net asset value without a sales  charge.  Dividends  on shares  held in the  account may be paid in cash or reinvested.

         Shares will be redeemed to make withdrawal  payments at the net asset value per share determined on the redemption  date.  Checks or AccountLink  payments  representing the proceeds of Plan  withdrawals  will  normally be  transmitted  three  business  days prior  to the  date  selected  for  receipt  of the  payment,  according  to the  choice specified in writing by the  Planholder.  Receipt of payment on the date selected cannot be guaranteed.

         The amount and the interval of  disbursement  payments and the address to which checks  are to be mailed or  AccountLink  payments  are to be sent may be changed at any time by the Planholder by writing to the Transfer  Agent.  The  Planholder  should allow at least two weeks' time after mailing such  notification  for the  requested  change to be put in effect.  The  Planholder  may, at any time,  instruct  the  Transfer  Agent by written  notice to redeem  all,  or any part of,  the shares  held under the Plan.  That notice must be in proper form in accordance with the  requirements  of the  then-current
Prospectus  of the Fund.  In that case,  the  Transfer  Agent will  redeem the number of shares  requested  at the net asset  value per share in effect and will mail a check for the proceeds to the Planholder.

         The  Planholder  may  terminate  a Plan at any time by writing to the  Transfer
Agent.  The Fund may also give  directions  to the  Transfer  Agent to terminate a Plan.
The  Transfer   Agent  will  also   terminate  a  Plan  upon  its  receipt  of  evidence
satisfactory  to it that the  Planholder  has  died or is  legally  incapacitated.  Upon termination  of a Plan by the  Transfer  Agent or the  Fund,  shares  that have not been redeemed  will be held  in  uncertificated  form  in the  name  of the  Planholder.  The account will  continue as a  dividend-reinvestment,  uncertificated  account  unless and until proper  instructions  are  received  from the  Planholder,  his or her executor or guardian, or another authorized person.

         To use shares held under the Plan as collateral  for a debt, the Planholder may request  issuance  of a  portion  of the  shares  in  certificated  form.  Upon  written request from the  Planholder,  the Transfer  Agent will  determine  the number of shares for which a certificate  may be issued without  causing the  withdrawal  checks to stop.
However,  should such  uncertificated  shares become  exhausted,  Plan  withdrawals will terminate.

         If the  Transfer  Agent  ceases to act as  transfer  agent  for the  Fund,  the
Planholder  will be deemed to have  appointed  any  successor  transfer  agent to act as agent in administering the Plan.

How to Exchange Shares

         As stated in the Prospectus,  shares of a particular class of Oppenheimer funds having  more than one  class of  shares  may be  exchanged  only for  shares of the same class of other  Oppenheimer  funds.  Shares  of  Oppenheimer  funds  that  have a single class without a class  designation  are deemed  "Class A" shares for this  purpose.  You can obtain a current list showing  which funds offer which  classes of shares by calling the Distributor.

o        All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

         The following funds only offer Class A shares:
         Centennial America Fund, L.P.                             Centennial Tax Exempt Trust
         Centennial California Tax Exempt Trust                    Oppenheimer Concentrated Growth Fund
         Centennial Government Trust                               Oppenheimer Money Market Fund, Inc.
         Centennial Money Market Trust                             Oppenheimer Real Estate Fund
         Centennial New York Tax Exempt Trust                      Oppenheimer Special Value Fund

         The following funds do not offer Class N shares:
         Oppenheimer California Municipal Fund                     Oppenheimer Pennsylvania Municipal Fund
         Oppenheimer Limited Term Municipal Fund                   Oppenheimer Rochester National Municipals
         Oppenheimer Municipal Bond Fund                           Rochester Fund Municipals
         Oppenheimer New Jersey Municipal Fund                     Oppenheimer Senior Floating Rate Fund
         Oppenheimer New York Municipal Fund                       Limited Term New York Municipal Fund

         The following funds do not offer Class Y shares:
         Oppenheimer California Municipal Fund                     Oppenheimer Limited Term Municipal Fund
         Oppenheimer Capital Income Fund                           Oppenheimer New Jersey Municipal Fund
         Oppenheimer Cash Reserves                                 Oppenheimer New York Municipal Fund
         Oppenheimer Champion Income Fund                          Oppenheimer Pennsylvania Municipal Fund
         Oppenheimer Convertible Securities Fund                   Oppenheimer Rochester National Municipals
         Oppenheimer Disciplined Allocation Fund                   Oppenheimer Senior Floating Rate Fund
         Oppenheimer Gold & Special Minerals Fund                  Oppenheimer Small Cap Value Fund
         Oppenheimer International Small Company Fund              Limited Term New York Municipal Fund

o        Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o        Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
o    Class M shares of  Oppenheimer  Convertible  Securities  Fund may be exchanged only for  Class A shares  of  other  Oppenheimer  funds.  They  may not be  acquired  by exchange  of  shares of any class of any other  Oppenheimer  funds  except  Class A shares of Oppenheimer  Money Market Fund or Oppenheimer  Cash Reserves  acquired by exchange of Class M shares.

o        Class X shares of Limited Term New York  Municipal  Fund may be exchanged  only for  Class B shares of other  Oppenheimer  funds  and no  exchanges  may be made to
     Class X shares.

o        Shares  of  Oppenheimer  Capital  Preservation  Fund may not be  exchanged  for shares of  Oppenheimer  Money  Market  Fund,  Inc.,  Oppenheimer  Cash  Reserves or
     Oppenheimer  Limited-Term  Government Fund. Only participants in certain retirement plans may purchase shares of Oppenheimer Capital  Preservation Fund, and only those participants  may  exchange  shares  of  other  Oppenheimer  funds  for  shares  of
     Oppenheimer Capital Preservation Fund.
o        Class A shares of  Oppenheimer  Senior  Floating Rate Fund are not available by exchange  of  shares  of  Oppenheimer  Money  Market  Fund  or  Class A  shares  of
     Oppenheimer Cash Reserves.
Shares of Oppenheimer  Select Managers  Mercury  Advisors S&P Index Fund and Oppenheimer
     Select Managers QM Active Balanced Fund are only available to retirement  plans and are available  only by exchange from the same class of shares of other  Oppenheimer funds held by retirement plans.
      Class A shares of  Oppenheimer  funds  may be  exchanged  at net  asset  value for
      shares of anyo        money  market  fund  offered by the  Distributor.  Shares of any money market fund purchased  without a sales charge may be exchanged for shares of  Oppenheimer  funds  offered  with a sales  charge  upon  payment  of the  sales charge.  They may also be used to purchase  shares of Oppenheimer  funds subject to an early withdrawal charge or contingent deferred sales charge.
         Shares of  Oppenheimer  Money Market Fund,  Inc.  purchased with the redemption proceeds of shares of other  mutual  funds  (other than funds  managed by the Manager or its  subsidiaries)  redeemed within the 30 days prior to that purchase may  subsequently be exchanged for shares of other  Oppenheimer  funds without being subject to an initial sales charge or contingent  deferred sales charge.  To qualify for that  privilege,  the
investor or the investor's dealer must notify the Distributoro          of   eligibility
     for this  privilege at the time the shares of Oppenheimer  Money Market Fund,  Inc.
     are  purchased.  If  requested,  they  must  supply  proof of  entitlement  to this privilege.
         o        Shares  of  the  Fund  acquired  by   reinvestment   of  dividends  or
     distributions  from any of the other  Oppenheimer funds or from any unit investment trust for which  reinvestment  arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

         The Fund may amend,  suspend or terminate  the exchange  privilege at any time.
Although  the Fund may  impose  these  changes  at any time,  it will  provide  you with notice of those changes  whenever it is required to do so by  applicable  law. It may be required to provide 60 days notice  prior to  materially  amending  or  terminating  the exchange privilege.  That 60 day notice is not required in extraordinary circumstances.

         |X|  How Exchanges  Affect  Contingent  Deferred Sales  Charges.  No contingent deferred sales charge is imposed on exchanges of shares of any class  purchased  subject to a contingent deferred sales charge, with the following exceptions:

o        When Class A shares of any  Oppenheimer  fund  (other than  Rochester  National
     Municipals  and Rochester Fund  Municipals)  acquired by exchange of Class A shares of any Oppenheimer  fund purchased  subject to a Class A contingent  deferred sales charge are redeemed  within 18 months  measured  from the beginning of the calendar month  of the  initial  purchase  of the  exchanged  Class A  shares,  the  Class A contingent deferred sales charge is imposed on the redeemed shares.

o        When  Class A shares  of  Rochester  National  Municipals  and  Rochester  Fund
     Municipals  acquired  by  exchange  of  Class  A  shares  of any  Oppenheimer  fund purchased  subject to a Class A  contingent  deferred  sales  charge  are  redeemed within 24 months of the beginning of the calendar month of the initial  purchase of the  exchanged  Class A shares,  the Class A  contingent  deferred  sales charge is imposed on the redeemed shares.

o        If any Class A shares of another  Oppenheimer fund that are exchanged for Class
     A shares  of  Oppenheimer  Senior  Floating  Rate Fund are  subject  to the Class A contingent  deferred  sales  charge  of the other  Oppenheimer  fund at the time of exchange,  the holding  period for that Class A  contingent  deferred  sales charge will  carry over to the Class A shares of  Oppenheimer  Senior  Floating  Rate Fund acquired in the exchange.  The Class A shares of Oppenheimer  Senior  Floating Rate
     Fund  acquired  in that  exchange  will be subject to the Class A Early  Withdrawal
     Charge of Oppenheimer  Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.

o        When Class A shares of Oppenheimer  Cash Reserves and Oppenheimer  Money Market
     Fund,  Inc.  acquired  by  exchange  of  Class A  shares  of any  Oppenheimer  fund purchased  subject to a Class A  contingent  deferred  sales  charge  are  redeemed within  the  Class A  holding  period  of the  fund  from  which  the  shares  were exchanged,  the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o        With respect to Class B shares,  the Class B contingent  deferred  sales charge is imposed on Class B shares  acquired by exchange if they are redeemed  within six years of the initial purchase of the exchanged Class B shares.

With  respect  to Class C  shares,  the  Class C  contingent  deferred  sales  charge is imposed on Class C shares  acquired by exchange  if they are  redeemed  within 12 months
of the initial purchase of the exchanged Class C o   shares.

With respect to Class N shares,  a 1% contingent  deferred  sales charge will be imposed if the  retirement  plan (not  including  IRAs and 403(b)  plans) is  terminated or
     Class N shares of all Oppenheimer  funds are terminated as an investment  option of the plan and Class N shares are  redeemed  within 18 months  after the plan's first purchase  of  Class  N  shares  of any  Oppenheimer  fund  or  with  respect  to an individual  retirement  plan or 403(b) plan,  Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

When  Class B,  Class C or Class N shares  are  redeemed  to  effect  an  exchange,  the priorities  described in "How To Buy Shares" in the  Prospectus  for the  imposition  of the Class B, Class C or Class N  contingent  deferred  sales  charge will be followed in
determining the order in which the shares areo        exchanged.    Before    exchanging

     shares,  shareholders  should  take into  account how the  exchange  may affect any
     contingent   deferred  sales  charge  that  might  be  imposed  in  the  subsequent redemption of remaining shares.

         Shareholders  owning  shares of more than one class must specify which class of shares they wish to exchange.

         |X| Limits on Multiple  Exchange Orders.  The Fund reserves the right to reject telephone  or written  exchange  requests  submitted in bulk by anyone on behalf of more than one account.  The Fund may accept  requests for  exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

         |X|  Telephone  Exchange  Requests.  When  exchanging  shares by  telephone,  a shareholder  must have an  existing  account in the fund to which the  exchange is to be made.  Otherwise,  the  investors  must  obtain a  prospectus  of that fund  before  the exchange  request may be submitted.  If all telephone lines are busy (which might occur, for example,  during periods of substantial  market  fluctuations),  shareholders  might not be able to  request  exchanges  by  telephone  and  would  have  to  submit  written exchange requests.

         |X| Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the  Transfer  Agent  receives an exchange  request in proper form
(the "Redemption  Date").  Normally,  shares of the fund to be acquired are purchased on the  Redemption  Date,  but such  purchases  may be  delayed  by either  fund up to five business days if it determines that it would be disadvantaged  by an immediate  transfer of the redemption  proceeds.  The Fund reserves the right, in its discretion,  to refuse any exchange request that may  disadvantage it. For example,  if the receipt of multiple exchange  requests from a dealer might require the  disposition of portfolio  securities at a time or at a price that might be  disadvantageous  to the Fund, the Fund may refuse the  request.  When you  exchange  some or all of your  shares from one fund to another, any special  account  feature  such as an Asset  Builder  Plan or  Automatic  Withdrawal
Plan,  will be switched to the new fund account  unless you tell the Transfer  Agent not to  do  so.  However,  special  redemption  and  exchange  features  such  as  Automatic
Exchange  Plans and  Automatic  Withdrawal  Plans  cannot be  switched  to an account in
Oppenheimer Senior Floating Rate Fund.

         In connection with any exchange request,  the number of shares exchanged may be less than the number  requested if the exchange or the number  requested  would  include shares  subject  to  a  restriction  cited  in  the  Prospectus  or  this  Statement  of
Additional  Information,  or would include shares covered by a share certificate that is not tendered with the request.  In those cases,  only the shares  available for exchange without restriction will be exchanged.

         The  different   Oppenheimer   funds  available  for  exchange  have  different
investment  objectives,  policies and risks.  A shareholder  should assure that the fund selected  is  appropriate  for his or her  investment  and  should  be  aware of the tax consequences of an exchange.  For federal income tax purposes,  an exchange  transaction is treated as a  redemption  of shares of one fund and a purchase  of shares of another.
"Reinvestment   Privilege,"   above,   discusses  some  of  the  tax   consequences   of
reinvestment of redemption  proceeds in such cases. The Fund, the  Distributor,  and the
Transfer  Agent are unable to provide  investment,  tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and  Distributions.  The Fund has no fixed  dividend rate for Class B, Class C and Class N shares,  and the rate and there can be no  assurance  as to the  payment  of any dividends or the realization of any capital gains.  The dividends and  distributions paid by a class of shares will vary from time to time  depending  on market  conditions, the  composition  of the  Fund's  portfolio,  and  expenses  borne  by the Fund or borne separately by a class.  Dividends are  calculated in the same manner,  at the same time, and on the same day for each class of  shares.  However,  dividends  on Class B, Class C and Class N shares are expected to be lower than  dividends  on Class A shares.  That is because of the effect of the  asset-based  sales  charge on Class B, Class C and Class N shares.  Those  dividends  will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

         Dividends,  distributions  and  proceeds  of  the  redemption  of  Fund  shares represented  by  checks  returned  to the  Transfer  Agent  by  the  Postal  Service  as
undeliverable  will be  invested  in shares  of  Oppenheimer  Money  Market  Fund,  Inc.
Reinvestment  will be made as promptly  as  possible  after the return of such checks to the Transfer  Agent,  to enable the  investor to earn a return on otherwise  idle funds.
Unclaimed  accounts  may be  subject  to state  escheatment  laws,  and the Fund and the
Transfer  Agent  will  not be  liable  to  shareholders  or  their  representatives  for compliance with those laws in good faith.

Tax  Status of the Fund's  Dividends,  Distributions  and  Redemptions  of  Shares.  The
federal tax  treatment  of the Fund's  dividends  and  capital  gains  distributions  is briefly  highlighted  in the  Prospectus.  The  following  is only a summary  of certain additional tax considerations generally affecting the Fund and its shareholders.

         The  tax  discussion  in  the  Prospectus  and  this  Statement  of  Additional
Information  is  based  on tax law in  effect  on the  date of the  Prospectus  and this
Statement  of  Additional  Information.  Those  laws and  regulations  may be changed by legislative,  judicial,  or administrative  action,  sometimes with retroactive  effect.
State and local tax treatment of ordinary  income  dividends and capital gain  dividends from  regulated  investment  companies may differ from the treatment  under the Internal
Revenue Code described  below.  Potential  purchasers of shares of the Fund are urged to consult  their tax advisers with specific  reference to their own tax  circumstances  as
well  as  the  consequences  of  federal,   state  and  local  tax  rules  affecting  an
investment in the Fund.

Qualification  as a Regulated  Investment  Company.  The Fund has elected to be taxed as a regulated  investment  company  under  Subchapter  M of the  Internal  Revenue Code of
1986,  as  amended.  As a  regulated  investment  company,  the Fund is not  subject  to federal  income  tax on the  portion  of its net  investment  income  (that is,  taxable interest,  dividends,  and other taxable ordinary  income,  net of expenses) and capital gain  net  income  (that  is,  the  excess  of net  long-term  capital  gains  over  net short-term  capital  losses) that it distributes  to  shareholders.  That  qualification
enables  the  Fund  to  "pass  through"  its  income  and  realized   capital  gains  to
shareholders  without  having to pay tax on them.  This  avoids a  "double  tax" on that income and capital  gains,  since  shareholders  normally will be taxed on the dividends and capital  gains they receive  from the Fund  (unless  their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

         The  Internal  Revenue  Code  contains a number of complex  tests  relating  to qualification  that the Fund might not meet in a particular  year. If it did not qualify as a regulated  investment  company,  the Fund would be treated  for tax  purposes as an
ordinary   corporation  and  would  receive  no  tax  deduction  for  payments  made  to shareholders.

         To qualify as a  regulated  investment  company,  the Fund must  distribute  at least 90% of its  investment  company  taxable income (in brief,  net investment  income and the excess of net short-term  capital gain over net long-term  capital loss) for the taxable  year.  The Fund must also satisfy  certain other  requirements  of the Internal
Revenue  Code,  some of which  are  described  below.  Distributions  by the  Fund  made during the taxable year or, under  specified  circumstances,  within 12 months after the close of the taxable  year,  will be  considered  distributions  of income and gains for the taxable year and will therefore  count toward  satisfaction  of the  above-mentioned requirement.

         To qualify as a  regulated  investment  company,  the Fund must derive at least
90% of its gross  income from  dividends,  interest,  certain  payments  with respect to securities  loans,  gains from the sale or other  disposition  of stock or securities or foreign  currencies  (to the extent  such  currency  gains are  directly  related to the regulated  investment  company's principal business of investing in stock or securities)
and certain other income.

         In addition to  satisfying  the  requirements  described  above,  the Fund must satisfy an asset  diversification  test in order to qualify  as a  regulated  investment company.  Under that test,  at the close of each quarter of the Fund's  taxable year, at least  50% of the  value of the  Fund's  assets  must  consist  of cash  and cash  items
(including  receivables),  U.S.  government  securities,  securities of other  regulated investment  companies,  and  securities of other  issuers.  As to each of those issuers, the Fund must not have  invested  more than 5% of the value of the Fund's  total  assets in  securities  of each  such  issuer  and the Fund  must not hold  more than 10% of the outstanding  voting  securities  of each such  issuer.  No more than 25% of the value of its total assets may be invested in the  securities  of any one issuer  (other than U.S.
government  securities and securities of other regulated  investment  companies),  or in two or more  issuers  which  the Fund  controls  and which  are  engaged  in the same or similar  trades  or  businesses.  For  purposes  of this  test,  obligations  issued  or guaranteed by certain agencies or  instrumentalities  of the U.S. government are treated as U.S. government securities.

|X|      Excise Tax on Regulated Investment Companies.  Under the Internal Revenue Code,
by  December  31 each  year,  the Fund must  distribute  98% of its  taxable  investment income  earned  from  January 1 through  December 31 of that year and 98% of its capital gains  realized in the period from  November 1 of the prior year  through  October 31 of the  current  year.  If it does not,  the Fund must pay an excise tax on the amounts not distributed.  It is presently  anticipated  that the Fund will meet those  requirements.
To meet this  requirement,  in  certain  circumstances  the Fund  might be  required  to liquidate  portfolio  investments to make sufficient  distributions  to avoid excise tax liability.  However,  the  Board  of  Trustees  and the  Manager  might  determine  in a particular  year that it would be in the best  interests  of  shareholders  for the Fund not to make such  distributions  at the required levels and to pay the excise tax on the undistributed  amounts.  That  would  reduce  the  amount  of income  or  capital  gains available for distribution to shareholders.

         |X|  Taxation  of  Fund  Distributions.   The  Fund  anticipates   distributing
substantially  all of its  investment  company  taxable  income for each  taxable  year.
Those  distributions  will be taxable to  shareholders as ordinary income and treated as dividends for federal income tax purposes.

         Special  provisions of the Internal  Revenue Code govern the eligibility of the
Fund's  dividends  for the  dividends-received  deduction  for  corporate  shareholders.
Long-term  capital gains  distributions  are not eligible for the deduction.  The amount of  dividends  paid by the Fund that may  qualify  for the  deduction  is limited to the
aggregate  amount  of  qualifying   dividends  that  the  Fund  derives  from  portfolio
investments  that the Fund has held for a minimum  period,  usually 46 days. A corporate shareholder  will not be eligible for the  deduction  on  dividends  paid on Fund shares held for 45 days or less.  To the extent the Fund's  dividends  are  derived  from gross income  from  option  premiums,  interest  income or  short-term  gains from the sale of securities or dividends  from foreign  corporations,  those  dividends  will not qualify for the deduction.

         The Fund may either retain or distribute to  shareholders  its net capital gain for each taxable year.  The Fund currently  intends to distribute  any such amounts.  If net  long  term  capital  gains  are  distributed  and  designated  as  a  capital  gain distribution,  it will be taxable to shareholders  as a long-term  capital gain and will be properly  identified in reports sent to  shareholders  in January of each year.  Such treatment  will apply no matter how long the  shareholder  has held his or her shares or whether  that gain was  recognized  by the Fund before the  shareholder  acquired his or her shares.

         If the Fund elects to retain its net capital gain,  the Fund will be subject to tax on it at the 35%  corporate  tax rate.  If the Fund elects to retain its net capital gain,  the Fund will  provide to  shareholders  of record on the last day of its taxable year  information  regarding their pro rata share of the gain and tax paid. As a result, each  shareholder  will be  required to report his or her pro rata share of such gain on their tax return as long-term  capital  gain,  will receive a refundable  tax credit for his/her pro rata share of tax paid by the Fund on the gain,  and will  increase  the tax basis for  his/her  shares by an amount  equal to the deemed  distribution  less the tax credit.

         Investment  income that may be received by the Fund from sources within foreign countries  may be subject to foreign  taxes  withheld at the source.  The United  States has entered into tax treaties  with many foreign  countries  which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

         Distributions  by the Fund that do not constitute  ordinary income dividends or capital gain  distributions  will be treated as a return of capital to the extent of the shareholder's  tax basis in their  shares.  Any excess  will be treated as gain from the sale of those shares,  as discussed below.  Shareholders  will be advised annually as to the U.S. federal income tax  consequences of distributions  made (or deemed made) during the  year.  If  prior  distributions  made by the  Fund  must be  re-characterized  as a non-taxable  return of capital  at the end of the fiscal  year as a result of the effect of the Fund's  investment  policies,  they will be identified as such in notices sent to shareholders.

         Distributions  by the  Fund  will be  treated  in the  manner  described  above regardless  of whether the  distributions  are paid in cash or  reinvested in additional shares of the Fund (or of another fund).  Shareholders  receiving a distribution  in the form of  additional  shares  will be treated as  receiving a  distribution  in an amount equal  to  the  fair  market  value  of  the  shares  received,  determined  as  of  the reinvestment date.

         The Fund will be required in certain  cases to withhold  30% (29% for  payments after December 31, 2003) of ordinary income dividends,  capital gains  distributions and the proceeds of the  redemption of shares,  paid to any  shareholder  (1) who has failed to provide a correct taxpayer  identification  number or to properly certify that number when  required,  (2) who is  subject  to backup  withholding  for  failure to report the receipt of  interest or dividend  income  properly,  or (3) who has failed to certify to the Fund that the  shareholder  is not  subject to backup  withholding  or is an "exempt recipient"  (such as a  corporation).  All  income and any tax  withheld  by the Fund is remitted  by the Fund to the U.S.  Treasury  and is  identified  in  reports  mailed  to shareholders in January of each year.

         |X|  Tax Effects of  Redemptions of Shares.  If a shareholder  redeems all or a portion  of  his/her  shares,  the  shareholder  will  recognize  a gain  or loss on the
       --
redeemed  shares  in an amount  equal to the  difference  between  the  proceeds  of the redeemed  shares  and the  shareholder's  adjusted  tax  basis in the  shares.  All or a portion of any loss  recognized  in that  manner may be  disallowed  if the  shareholder purchases other shares of the Fund within 30 days before or after the redemption.

         In general,  any gain or loss arising from the redemption of shares of the Fund will be  considered  capital gain or loss,  if the shares were held as a capital  asset.
It will be  long-term  capital  gain or loss if the  shares  were held for more than one year.  However,  any capital  loss arising  from the  redemption  of shares held for six months or less will be treated as a long-term  capital  loss to the extent of the amount of capital gain dividends  received on those shares.  Special holding period rules under the Internal  Revenue Code apply in this case to determine the holding  period of shares and there are limits on the deductibility of capital losses in any year.

         |X|      Foreign  Shareholders.  Under U.S. tax law,  taxation of a shareholder who  is a  foreign  person  (to  include,  but  not  limited  to,  a  nonresident  alien individual,  a foreign  trust, a foreign  estate,  a foreign  corporation,  or a foreign partnership)  primarily  depends on whether the foreign person's income from the Fund is effectively  connected  with  the  conduct  of a  U.S.  trade  or  business.  Typically, ordinary  income  dividends  paid  from a mutual  fund are not  considered  "effectively connected" income.

         Ordinary  income  dividends  that  are paid by the Fund  (and  are  deemed  not
"effectively  connected  income")  to foreign  persons  will be  subject  to a U.S.  tax withheld by the Fund at a rate of 30%,  provided the Fund  obtains a properly  completed and signed  Certificate  of Foreign  Status.  The tax rate may be reduced if the foreign person's  country of  residence  has a tax treaty with the U.S.  allowing  for a reduced tax  rate  on  ordinary  income  dividends  paid by the  Fund.  All  income  and any tax withheld by the Fund is remitted by the Fund to the U.S.  Treasury and is  identified in reports mailed to shareholders in March of each year.

         If the ordinary income  dividends from the Fund are effectively  connected with
                                                         ---
the  conduct  of a U.S.  trade  or  business,  then  the  foreign  person  may  claim an exemption  from the U.S.  tax  described  above  provided  the Fund  obtains a  properly completed and signed Certificate of Foreign Status.

         If the  foreign  person  fails to provide a  certification  of his/her  foreign status,  the  Fund  will be  required  to  withhold  U.S.  tax at a rate of 30% (29% for
payments  after  December  31,  2003)  on  ordinary  income  dividends,   capital  gains
distributions  and the  proceeds  of the  redemption  of  shares,  paid  to any  foreign person.  All income and any tax withheld (in this  situation) by the Fund is remitted by the Fund to the U.S.  Treasury and is identified in reports  mailed to  shareholders  in
January of each year.

         The tax  consequences to foreign  persons  entitled to claim the benefits of an
applicable  tax  treaty  may  be  different  from  those   described   herein.   Foreign
shareholders  are urged to consult their own tax advisors or the U.S.  Internal  Revenue
Service with respect to the  particular  tax  consequences  to them of an  investment in the Fund, including the applicability of the U.S. withholding taxes described above.

Dividend  Reinvestment  in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends  and/or capital gains  distributions in shares of the same class of any of the other  Oppenheimer  funds listed  above.  Reinvestment  will be made  without  sales charge at the net asset  value  per  share in  effect  at the close of  business  on the payable date of the dividend or  distribution.  To elect this  option,  the  shareholder must  notify the  Transfer  Agent in writing  and must have an  existing  account in the
fund  selected  for  reinvestment.   Otherwise  the  shareholder  first  must  obtain  a
prospectus  for that  fund and an  application  from the  Distributor  to  establish  an account.  Dividends and/or  distributions from shares of certain other Oppenheimer funds
(other than  Oppenheimer  Cash  Reserves)  may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The  Distributor.  The  Fund's  shares  are sold  through  dealers,  brokers  and  other financial  institutions that have a sales agreement with  OppenheimerFunds  Distributor,
Inc.,  a  subsidiary  of  the  Manager  that  acts  as  the  Fund's   Distributor.   The
Distributor   also   distributes   shares  of  the  other   Oppenheimer   funds  and  is
sub-distributor for funds managed by a subsidiary of the Manager.

The  Transfer  Agent.  OppenheimerFunds  Services,  the  Fund's  Transfer  Agent,  is  a
division of the  Manager.  It is  responsible  for  maintaining  the Fund's  shareholder
registry  and   shareholder   accounting   records,   and  for  paying   dividends   and
distributions   to   shareholders.   It   also   handles   shareholder   servicing   and
administrative  functions.  It serves as the  Transfer  Agent for an annual per  account fee.  It also acts as  shareholder  servicing  agent for the  other  Oppenheimer  funds.
Shareholders  should direct  inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The  Custodian.  JP Morgan Chase Bank becomes the  custodian of the Fund's  assets on or about  November  9, 2002  (prior  to which  the  custodian  was Bank of New  York).  The custodian's  responsibilities  include safeguarding and controlling the Fund's portfolio securities  and  handling the delivery of such  securities  to and from the Fund.  It is the  practice of the Fund to deal with the  custodian  in a manner  uninfluenced  by any banking  relationship  the custodian may have with the Manager and its  affiliates.  The
Fund's cash  balances  with the  custodian  in excess of $100,000  are not  protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent  Auditors.  KPMG LLP is the  independent  auditors  of the Fund.  They audit the Fund's  financial  statements  and perform other related audit  services.  They also act as auditors for certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT

================================================================================
 THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND:
 We have audited the accompanying statement of assets and liabilities of
 Oppenheimer International Small Company Fund, including the statement of investments, as of August 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, and the period from November 17, 1997
 (inception of offering) to August 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
 We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
 Oppenheimer International Small Company Fund as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, and the period from
 November 17, 1997 (inception of offering) to August 31, 1998, in conformity with accounting principles generally accepted in the United States of America.

 KPMG LLP

 Denver, Colorado
 September 23, 2002

STATEMENT OF INVESTMENTS  August 31, 2002

                                                                    MARKET VALUE
                                                     SHARES           SEE NOTE 1
================================================================================
 COMMON STOCKS--95.7%
--------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--21.8%
--------------------------------------------------------------------------------
 AUTOMOBILES--1.9%
 Ashok Leyland Ltd.                                 600,000          $1,239,117
--------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--1.4%
 Queens Moat Houses plc(1)                        5,000,000             928,140
--------------------------------------------------------------------------------
 HOUSEHOLD DURABLES--1.4%
 Saeco International
 Group SpA(1)                                       300,000             917,935
--------------------------------------------------------------------------------
 INTERNET & CATALOG RETAIL--2.5%
 LG Home Shopping, Inc.                              15,000           1,616,124
--------------------------------------------------------------------------------
 LEISURE EQUIPMENT & PRODUCTS--2.2%
 Koei Co. Ltd.                                       50,000           1,459,115
--------------------------------------------------------------------------------
 MEDIA--9.3%
 Art Marketing
 Syndicate SA(1)                                     55,160             592,329
--------------------------------------------------------------------------------
 Balaji Telefilms Ltd.                              160,000           1,765,546
--------------------------------------------------------------------------------
 Grupo Radio Centro SA
 de CV, Sponsored ADR(1)                            425,000           1,423,750
--------------------------------------------------------------------------------
 HIT Entertainment plc                              300,000           1,227,465
--------------------------------------------------------------------------------
 Impresa-Sociedade Gestora
 de Participacoes SA(1)                             500,000           1,152,323
                                                                      ----------
                                                                      6,161,413

--------------------------------------------------------------------------------
 MULTILINE RETAIL--3.1%
 Mothercare plc                                     300,000             696,105
--------------------------------------------------------------------------------
 Stockmann AB, Cl. A                                 80,850           1,102,125
--------------------------------------------------------------------------------
 Stockmann AB, Cl. B                                 19,150             264,804
                                                                      ----------
                                                                      2,063,034

--------------------------------------------------------------------------------
 CONSUMER STAPLES--11.8%
--------------------------------------------------------------------------------
 FOOD & DRUG RETAILING--3.5%
 Doutor Coffee Co. Ltd.                              35,000           1,473,031
--------------------------------------------------------------------------------
 Nestle India Ltd.                                   75,000             859,243
                                                                      ----------
                                                                      2,332,274

--------------------------------------------------------------------------------
 FOOD PRODUCTS--4.1%
 C TWO-NETWORK
 Co. Ltd.                                            30,000             931,135
--------------------------------------------------------------------------------
 Thorntons plc                                    1,000,000           1,759,599
                                                                      ----------
                                                                      2,690,734

--------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS--4.2%
 Marico Industries Ltd.(2)                          875,946           2,760,486

                                                                    MARKET VALUE
                                                     SHARES           SEE NOTE 1
--------------------------------------------------------------------------------
 FINANCIALS--6.4%
--------------------------------------------------------------------------------
 BANKS--0.6%
 Banco Latinoamericano de
 Exportaciones SA, Cl. E                            100,000          $  398,000
--------------------------------------------------------------------------------
 DIVERSIFIED FINANCIALS--4.1%
 Cattles plc                                        200,000             962,172
--------------------------------------------------------------------------------
 Edinburgh Fund Managers
 Group plc                                           80,460             241,733
--------------------------------------------------------------------------------
 Shohkoh Fund & Co.                                  14,000           1,505,503
                                                                      ----------
                                                                      2,709,408

--------------------------------------------------------------------------------
 REAL ESTATE--1.7%
 Cofinimmo                                           11,800           1,120,773
--------------------------------------------------------------------------------
 HEALTH CARE--15.2%
--------------------------------------------------------------------------------
 BIOTECHNOLOGY--2.5%
 Genmab AS(1)                                        65,000             922,869
--------------------------------------------------------------------------------
 Oxford GlycoSciences plc(1)                        200,000             584,728
 Qiagen NV(1)                                        25,000             152,008
                                                                      ----------
                                                                      1,659,605

--------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--4.9%
 Elekta AB, B Shares(1)                             250,000           2,596,566
--------------------------------------------------------------------------------
 Ortivus AB, B Shares(1)                            400,000             596,544
                                                                      ----------
                                                                      3,193,110

--------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--3.5%
 Iaso SA                                             81,140             564,975
--------------------------------------------------------------------------------
 Nicox SA(1)                                         60,000             935,588
--------------------------------------------------------------------------------
 Rhoen-Klinikum AG                                   21,300             821,979
                                                                      ----------
                                                                      2,322,542

--------------------------------------------------------------------------------
 PHARMACEUTICALS--4.3%
 Haw Par Healthcare Ltd.                          1,362,000           1,688,977
--------------------------------------------------------------------------------
 Norwood Abbey Ltd.(1)                            2,400,000             819,739
--------------------------------------------------------------------------------
 SkyePharma plc(1)                                  400,000             337,224
                                                                      ----------
                                                                      2,845,940

--------------------------------------------------------------------------------
 INDUSTRIALS--20.4%
--------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--2.0%
 Saab AB, Cl. B                                     120,000           1,297,484
--------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--5.5%
 Johnson Service Group plc                          255,200           1,211,940
--------------------------------------------------------------------------------
 Rakuten, Inc.                                        2,200           2,003,964
 Randstad Holding NV                                 42,000             405,716
                                                                      ----------
                                                                      3,621,620

    11    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS  Continued

                                                                    MARKET VALUE
                                                     SHARES           SEE NOTE 1
--------------------------------------------------------------------------------
 CONSTRUCTION & ENGINEERING--1.9%
 Koninklijke Boskalis
 Westminster NV                                      42,500          $1,250,392
--------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--2.0%
 Cosel Co. Ltd.                                      75,000           1,296,757
--------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--1.2%
 Cofina SGPS SA                                     400,000             788,483
--------------------------------------------------------------------------------
 MACHINERY--4.5%
 Halma plc                                        1,211,300           2,323,462
--------------------------------------------------------------------------------
 IHC Caland NV                                       13,050             655,905
                                                                    ------------
                                                                      2,979,367

--------------------------------------------------------------------------------
 TRANSPORTATION INFRASTRUCTURE--3.3%
 Eurotunnel SA(1)                                 2,500,000           2,182,058
--------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--13.5%
--------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--0.7%
 Toyo Communication
 Equipment Co. Ltd.(1)                              150,000             480,749
--------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--2.6%
 Lambda Physik AG(1)                                 70,000             576,652
--------------------------------------------------------------------------------
 Nitto Electric Works Ltd.                          150,000           1,124,699
                                                                    ------------
                                                                      1,701,351

--------------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES--2.2%
 NCsoft Corp.(1)                                     13,000           1,433,088
--------------------------------------------------------------------------------
 IT CONSULTING & SERVICES--1.4%
 SSI Ltd.                                           363,000             911,057
--------------------------------------------------------------------------------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS--4.7%
 ASM International NV(1)                             60,000             751,200
--------------------------------------------------------------------------------
 Atto Co. Ltd.(1)                                   400,000           1,008,362
--------------------------------------------------------------------------------
 MegaChips Corp.                                     50,000             913,001
--------------------------------------------------------------------------------
 RealVision, Inc.(1)                                    225             428,879
                                                                    ------------
                                                                      3,101,442

--------------------------------------------------------------------------------
 SOFTWARE--1.9%
 Capcom Co. Ltd.                                     50,000           1,277,780
--------------------------------------------------------------------------------
 MATERIALS--0.1%
--------------------------------------------------------------------------------
 METALS & MINING--0.1%
 PT International Nickel
 Indonesia(1)                                       148,500              87,205

                                                                    MARKET VALUE
                                                     SHARES           SEE NOTE 1
--------------------------------------------------------------------------------
 UTILITIES--6.5%
--------------------------------------------------------------------------------
 ELECTRIC UTILITIES--4.0%
 Credit Rating Information
 Services of India Ltd.                             265,000          $1,581,689
--------------------------------------------------------------------------------
 Electrofuel, Inc.(1)                             1,743,500              782,340
--------------------------------------------------------------------------------
 Independent Energy
 Holdings plc(1,3,4)                                 74,500                  --
--------------------------------------------------------------------------------
 MacMillan India MC(1)                               43,000             175,522
--------------------------------------------------------------------------------
 Navneet Publications India                          36,438             115,396
                                                                    ------------
                                                                      2,654,947

--------------------------------------------------------------------------------
 GAS UTILITIES--2.5%
 Aygaz AS                                       335,552,000           1,603,741
                                                                    ------------
 Total Common Stocks
 (Cost $72,212,919)                                                 $63,085,271
                                                  PRINCIPAL
                                                     AMOUNT
================================================================================
 JOINT REPURCHASE AGREEMENTS--4.2%
--------------------------------------------------------------------------------
 Undivided interest of 0.55% in joint
 repurchase agreement with Zion Bank/Capital
 Markets Group, 1.81%, dated 8/30/02, to be
 repurchased at $500,868,710 on 9/3/02,
 collateralized by U.S. Treasury Bonds,
 5.375%--6.25%, 5/15/30--2/15/31,
 with a value of $339,007,500, U.S.
 Treasury Nts., 6.50%, 10/15/06,
 with a value of $162,017,840 and
 U.S. Treasury Bills, 11/29/02,
 with a value of $11,561,470
 (Cost $2,762,000)                               $2,762,000           2,762,000

--------------------------------------------------------------------------------
 TOTAL INVESTMENTS,
 AT VALUE
 (COST $74,974,919)                                    99.9%         65,847,271
--------------------------------------------------------------------------------
 OTHER ASSETS
 NET OF LIABILITIES                                     0.1              64,062
                                                      --------------------------
 NET ASSETS                                           100.0%        $65,911,333
                                                      ==========================

    12    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC DIVERSIFICATION, AS A
PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:
 GEOGRAPHIC DIVERSIFICATION                    MARKET VALUE  PERCENT
--------------------------------------------------------------------------------
 Japan                                          $12,894,613     19.6%
 Great Britain                                   10,272,568     15.6
 India                                            9,408,056     14.3
 Sweden                                           4,490,594      6.8
 Korea, Republic of South                         4,057,574      6.2
 The Netherlands                                  3,215,221      4.9
 France                                           3,117,646      4.7
 United States                                    2,762,000      4.2
 Portugal                                         1,940,806      2.9
 Singapore                                        1,688,977      2.6
 Turkey                                           1,603,741      2.4
 Mexico                                           1,423,750      2.2
 Germany                                          1,398,631      2.1
 Finland                                          1,366,929      2.1
 Belgium                                          1,120,773      1.7
 Denmark                                            922,869      1.4
 Italy                                              917,935      1.4
 Australia                                          819,739      1.2
 Canada                                             782,340      1.2
 Poland                                             592,329      0.9
 Greece                                             564,975      0.9
 Panama                                             398,000      0.6
 Indonesia                                           87,205      0.1
                                                ---------------------
 TOTAL                                          $65,847,271    100.0%
                                                =====================

1. Non-income producing security.
2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the
Investment Company Act of 1940, at or during the period ended August 31, 2002.
The aggregate fair value of securities of affiliated companies held by the Fund as of August 31, 2002 amounts to $2,760,486. Transactions during the period in which the issuer was an affiliate are as follows:
                            SHARES            GROSS       GROSS           SHARES        UNREALIZED         DIVIDEND
                   AUGUST 31, 2001        ADDITIONS  REDUCTIONS  AUGUST 31, 2002      DEPRECIATION           INCOME
--------------------------------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS

Marico Industries Ltd.          --          875,946          --          875,946          $202,324          $46,240

3. Identifies issues considered to be illiquid--See Note 6 of Notes to Financial
Statements.
4. The issuer has filed bankruptcy. This security is valued under guidelines established by the Board of Trustees and is considered illiquid.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

    13    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2002

================================================================================
 ASSETS
--------------------------------------------------------------------------------
 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $72,012,109)                         $ 63,086,785
 Affiliated companies (cost $2,962,810)                               2,760,486
                                                                   -------------
                                                                     65,847,271
--------------------------------------------------------------------------------
 Cash                                                                    79,311
--------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                     184,287
 Interest and dividends                                                 130,730
 Other                                                                   26,197
                                                                   -------------
 Total assets                                                        66,267,796

================================================================================
 LIABILITIES
--------------------------------------------------------------------------------
 Payables and other liabilities:
 Foreign capital gains taxes                                             84,766
 Shares of beneficial interest redeemed                                  78,459
 Shareholder reports                                                     75,602
 Transfer and shareholder servicing agent fees                           43,560
 Distribution and service plan fees                                      28,722
 Investments purchased                                                   17,010
 Legal, auditing and other professional fees                             13,719
 Trustees' compensation                                                   9,883
 Other                                                                    4,742
                                                                   -------------
 Total liabilities                                                       356,463

================================================================================
 NET ASSETS                                                        $ 65,911,333
                                                                   =============

================================================================================
 COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------

 Paid-in capital                                                   $119,274,145
--------------------------------------------------------------------------------
 Overdistributed net investment income                                  (54,564)
 Accumulated net realized loss on investment and foreign currency
 transactions                                                       (44,097,057)
--------------------------------------------------------------------------------
 Net unrealized depreciation on investments and translation
 of assets and liabilities denominated in foreign currencies         (9,211,191)
                                                                   -------------
 NET ASSETS                                                        $ 65,911,333
--------------------------------------------------------------------------------

    14    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

================================================================================
 NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $40,088,946 and 5,021,191 shares of beneficial interest outstanding)     $7.98
 Maximum offering price per share (net asset value plus sales charge
 of 5.75% of offering price)                                              $8.47
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingen deferred sales charge) and offering price per share (based on net assets of $18,859,055 and 2,396,221 shares of beneficial interest
 outstanding)                                                             $7.87
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share
 (based on net assets of $6,557,621 and 834,002 shares of beneficial
 interest outstanding)                                                    $7.86
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $405,711 and 51,434 shares of beneficial interest
 outstanding)                                                             $7.89

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

    15    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF OPERATIONS  For the Year Ended August 31, 2002

================================================================================
 INVESTMENT INCOME
--------------------------------------------------------------------------------
 Dividends:
 Unaffiliated companies (net of foreign withholding taxes of
 $108,310)                                                           $  860,751
 Affiliated companies (net of foreign withholding taxes of $12,259)      46,240
--------------------------------------------------------------------------------
 Interest                                                                92,517
                                                                    ------------
 Total investment income                                                999,508

================================================================================
 EXPENSES
--------------------------------------------------------------------------------
 Management fees                                                        466,294
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                 82,981
 Class B                                                                168,575
 Class C                                                                 61,760
 Class N                                                                    750
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                264,454
 Class B                                                                128,832
 Class C                                                                 47,856
 Class N                                                                    975
--------------------------------------------------------------------------------
 Shareholder reports                                                    154,753
--------------------------------------------------------------------------------
 Custodian fees and expenses                                             30,473
--------------------------------------------------------------------------------
 Trustees' compensation                                                   2,728
--------------------------------------------------------------------------------
 Other                                                                   28,266
                                                                    ------------
 Total expenses                                                       1,438,697
 Less reduction to custodian expenses                                      (812)
 Less voluntary waiver of transfer and shareholder servicing agent
 fees--Class A, B, C and N                                             (162,457)
                                                                    ------------
 Net expenses                                                         1,275,428

================================================================================
 NET INVESTMENT LOSS                                                   (275,920)

================================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
 Net realized gain (loss) on:
 Investments (net of foreign capital gains tax of $35)                  143,870
 Foreign currency transactions                                       (1,286,424)
                                                                    ------------
 Net realized loss                                                   (1,142,554)

--------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments (net of foreign capital gains tax of $84,766)           (5,521,369)
 Translation of assets and liabilities denominated in foreign
 currencies                                                           5,455,179
                                                                    ------------
 Net change                                                             (66,190)
                                                                    ------------
 Net realized and unrealized gain                                    (1,208,744)

================================================================================
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(1,484,664)
                                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

    16    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                 YEAR ENDED          YEAR ENDED
                                            AUGUST 31, 2002     AUGUST 31, 2001
================================================================================
 OPERATIONS
--------------------------------------------------------------------------------
 Net investment income (loss)                   $  (275,920)       $     49,693
--------------------------------------------------------------------------------
 Net realized loss                               (1,142,554)        (42,480,280)
--------------------------------------------------------------------------------
 Net change in unrealized depreciation              (66,190)           (111,891)
                                                --------------------------------
 Net decrease in net assets resulting from
 operations                                      (1,484,664)        (42,542,478)

================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                           (288,253)           (420,258)
 Class B                                            (31,235)             (6,670)
 Class C                                             (9,130)                 --
 Class N                                               (203)                 --
--------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                 --          (2,345,537)
 Class B                                                 --          (1,246,881)
 Class C                                                 --            (430,676)
 Class N                                                 --                  --

================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                         13,016,518          (5,269,028)
 Class B                                          4,400,999          (1,979,433)
 Class C                                          1,764,669          (1,726,238)
 Class N                                            414,271               6,678

================================================================================
 NET ASSETS
--------------------------------------------------------------------------------
 Total increase (decrease)                       17,782,972         (55,960,521)
--------------------------------------------------------------------------------
 Beginning of period                             48,128,361         104,088,882
                                                --------------------------------
 End of period [including overdistributed net
 investment income of $54,564 and $24,088,
 respectively]                                  $65,911,333        $ 48,128,361
                                                ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

    17    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FINANCIAL HIGHLIGHTS

 CLASS A    YEAR ENDED AUGUST 31,               2002            2001            2000            1999         1998(1)
========================================================================================================================
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period          $7.89          $15.23          $17.42          $11.52          $10.00
------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                    .01             .04            (.10)            .06             .03
 Net realized and unrealized gain (loss)         .16           (6.65)           1.12            6.72            1.49
                                               -------------------------------------------------------------------------
 Total from investment operations                .17           (6.61)           1.02            6.78            1.52
------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income           (.08)           (.11)           (.18)           (.04)             --
 Distributions from net realized gain             --            (.62)          (3.03)           (.84)             --
                                               -------------------------------------------------------------------------
 Total dividends and/or distributions to
 shareholders                                   (.08)           (.73)          (3.21)           (.88)             --
------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $7.98          $ 7.89          $15.23          $17.42          $11.52
                                               =========================================================================

========================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)            2.20%         (44.50)%          5.68%          63.10%          15.20%
------------------------------------------------------------------------------------------------------------------------

========================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)    $40,089         $27,991         $60,336         $26,965          $9,605
------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $35,136         $39,311         $52,095         $14,208          $6,482
------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                  (0.17)%          0.36%          (0.67)%          0.73%           0.44%
 Expenses                                       2.16%           1.58%           1.74%           2.05%           1.77%(4)
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver of
 transfer agent fees                            1.88%           1.58%           1.74%           2.05%           1.77%
------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          62%            145%            199%            280%            239%

1. For the period from November 17, 1997 (inception of offering) to August 31,
1998.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

    18    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

 CLASS B    YEAR ENDED AUGUST 31,               2002            2001            2000            1999         1998(1)
========================================================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period          $7.77          $14.99          $17.22          $11.45          $10.00
------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                   (.07)           (.03)           (.19)            .02            (.01)
 Net realized and unrealized gain (loss)         .19           (6.57)           1.09            6.59            1.46
                                               -------------------------------------------------------------------------
 Total from investment operations                .12           (6.60)            .90            6.61            1.45
------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income           (.02)             --(2)         (.10)             --              --
 Distributions from net realized gain             --            (.62)          (3.03)           (.84)             --
                                               -------------------------------------------------------------------------
 Total dividends and/or distributions to
 shareholders                                   (.02)           (.62)          (3.13)           (.84)             --
------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $7.87           $7.77          $14.99          $17.22          $11.45
                                               =========================================================================

========================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)            1.51%         (44.99)%          4.98%          61.77%          14.50%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)    $18,859         $14,989         $31,807         $11,764          $2,631
------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $16,868         $20,147         $25,377         $ 5,367          $1,187
------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income (loss)                  (0.94)%         (0.33)%         (1.44)%          0.09%          (0.38)%
 Expenses                                       2.93%           2.34%           2.51%           2.84%           2.67%(5)
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver of
 transfer agent fees                            2.65%           2.34%           2.51%           2.84%           2.67%
------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          62%            145%            199%            280%            239%

1. For the period from November 17, 1997 (inception of offering) to August 31,
1998.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

    19    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FINANCIAL HIGHLIGHTS  Continued

CLASS C   YEAR ENDED AUGUST 31,                 2002            2001            2000            1999         1998(1)
========================================================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period          $7.77          $14.97          $17.22          $11.45          $10.00
------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                   (.06)           (.03)           (.16)            .04            (.04)
 Net realized and unrealized gain (loss)         .16           (6.55)           1.07            6.57            1.49
                                               -------------------------------------------------------------------------
 Total from investment operations                .10           (6.58)            .91            6.61            1.45
------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income           (.01)             --            (.13)             --              --
 Distributions from net realized gain             --            (.62)          (3.03)           (.84)             --
                                               -------------------------------------------------------------------------
 Total dividends and/or distributions to
 shareholders                                   (.01)           (.62)          (3.16)           (.84)             --
------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $7.86           $7.77          $14.97          $17.22          $11.45
                                               =========================================================================

========================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)            1.35%         (44.93)%          4.98%          61.77%          14.50%
------------------------------------------------------------------------------------------------------------------------

========================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)     $6,558          $5,142         $11,946          $2,815            $609
------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $6,180          $7,095         $ 9,003          $1,256            $454
------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                  (0.95)%         (0.32)%         (1.38)%          0.09%          (0.66)%
 Expenses                                       2.94%           2.34%           2.51%           2.84%           2.58%(4)
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver of
 transfer agent fees                            2.66%           2.34%           2.51%           2.84%           2.58%
------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          62%            145%            199%            280%            239%

1. For the period from November 17, 1997 (inception of offering) to August 31,
1998.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

    20    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

CLASS N  YEAR ENDED AUGUST 31,                               2002       2001(1)
================================================================================
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
 Net asset value, beginning of period                      $ 7.87       $ 9.08
--------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                        .08          .07
 Net realized and unrealized gain (loss)                      .07        (1.28)
                                                           ---------------------
 Total from investment operations                             .15        (1.21)
--------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                        (.13)          --
 Distributions from net realized gain                          --           --
                                                           ---------------------
 Total dividends and/or distributions to shareholders        (.13)          --
--------------------------------------------------------------------------------
 Net asset value, end of period                             $7.89        $7.87
                                                           =====================

===============================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                         1.99%      (13.33)%
--------------------------------------------------------------------------------

================================================================================
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                    $406           $6
--------------------------------------------------------------------------------
 Average net assets (in thousands)                           $151           $2
--------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                               (0.33)%      5.85%
 Expenses                                                    2.32%       1.94%
 Expenses, net of reduction to custodian expenses and/or
 voluntary waiver of transfer agent fees                     2.04%       1.94%
--------------------------------------------------------------------------------
 Portfolio turnover rate                                       62%        145%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

    21    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS

================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer International Small Company Fund (the Fund) is registered under the
 Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc.
 (the Manager).
    The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
 (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
 The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed
 (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid in capital.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities
 (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value.
 Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type"
 debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

    22    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. The Fund, along with other affiliated funds of the
 Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal;
 however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the
 Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
 Therefore, no federal income or excise tax provision is required.
    As of August 31, 2002, the Fund had approximately $1,015,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2011.

 As of August 31, 2002, the Fund had available for federal income tax purposes an unused capital loss carryforward as follows:
                             EXPIRING
                             ------------------------
                             2010        $43,082,483

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended
 August 31, 2002, the Fund's projected benefit obligations were increased by
 $1,322 and payments of $510 were made to retired trustees, resulting in an accumulated liability of $9,933 as of August 31, 2002.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund.
 Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

    23    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended August 31, 2002, amounts have been reclassified to reflect a decrease in paid-in capital of $432,805, a decrease in overdistributed net investment income of $574,265, and an increase in accumulated net realized loss on investments of $141,460. Net assets of the Fund were unaffected by the reclassifications.

 The tax character of distributions paid during the years ended August 31, 2002 and August 31, 2001 was as follows:
                                              YEAR ENDED            YEAR ENDED
                                         AUGUST 31, 2002       AUGUST 31, 2001
                 -------------------------------------------------------------
                 Distributions paid from:
                 Ordinary income                $328,821            $4,239,256
                 Long-term capital gain               --               210,766
                 Return of capital                    --                    --
                                                ------------------------------
                 Total                          $328,821            $4,450,022
                                                ==============================

 As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:
                 Overdistributed net investment income            $    (54,564)
                 Accumulated net realized loss                     (44,097,057)
                 Net unrealized depreciation                        (9,211,191)
                                                                 -------------
                 Total                                            $(53,362,812)
                                                                 =============

    24    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

    25    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS  Continued

===============================================================================
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest for each class. Transactions in shares of beneficial interest were as follows:

                                      YEAR ENDED AUGUST 31, 2002               YEAR ENDED AUGUST 31, 2001(1)
                                     SHARES                AMOUNT              SHARES                AMOUNT
------------------------------------------------------------------------------------------------------------
 CLASS A

 Sold                             5,830,865          $ 50,323,436          17,878,372         $ 164,610,299
 Dividends and/or
 distributions reinvested            32,708               251,857             247,860             2,525,693
 Redeemed                        (4,389,330)          (37,558,775)        (18,540,131)         (172,405,020)
                                 ---------------------------------------------------------------------------
 Net increase (decrease)          1,474,243          $ 13,016,518            (413,899)        $  (5,269,028)
                                 ===========================================================================

------------------------------------------------------------------------------------------------------------
 CLASS B
 Sold                             1,241,249          $ 10,730,310           1,252,153         $  12,290,456
 Dividends and/or
 distributions reinvested             3,967                30,268             118,330             1,195,127
 Redeemed                          (776,973)           (6,359,579)         (1,564,909)          (15,465,016)
                                 ---------------------------------------------------------------------------
 Net increase (decrease)            468,243          $  4,400,999            (194,426)        $  (1,979,433)
                                 ===========================================================================

------------------------------------------------------------------------------------------------------------
 CLASS C
 Sold                               780,836          $  6,731,711           2,492,980         $  24,257,851
 Dividends and/or
 distributions reinvested             1,046                 7,973              39,244               395,974
 Redeemed                          (609,966)           (4,975,015)         (2,668,323)          (26,380,063)
                                 ---------------------------------------------------------------------------
 Net increase (decrease)            171,916          $  1,764,669            (136,099)        $  (1,726,238)
                                 ===========================================================================

------------------------------------------------------------------------------------------------------------
 CLASS N
 Sold                                94,679          $    819,546                 809         $       6,678
 Dividends and/or
 distributions reinvested                24                   188                  --                    --
 Redeemed                           (44,078)             (405,463)                 --                    --
                                 ---------------------------------------------------------------------------
 Net increase                        50,625          $    414,271                 809         $       6,678
                                 ===========================================================================

 1. For the year ended August 31, 2001, for Class A, B and C shares and for the period from March 1, 2001 (inception of offering) to August 31, 2001, for Class
 N shares.

    26    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

================================================================================
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2002, were
 $52,660,535 and $34,032,743, respectively.

 As of August 31, 2002, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $75,019,548 was composed of:
            Gross unrealized appreciation            $  6,079,522
            Gross unrealized depreciation             (15,251,799)
                                                     ------------
            Net unrealized depreciation               $(9,172,277)
                                                     ============

 The difference between book-basis and tax-basis unrealized appreciation and depreciation, if applicable, is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of unrealized gain (loss) on certain futures contracts, investments in passive foreign investment companies, and forward foreign currency exchange contracts.

================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of
 0.80% of the first $250 million of average annual net assets of the Fund, 0.77%
 of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion and 0.67% of average annual net assets in excess of $2 billion.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund. The
 Fund pays OFS a $19.75 per account fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the
 Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

    27    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                         AGGREGATE          CLASS A     CONCESSIONS       CONCESSIONS      CONCESSIONS     CONCESSIONS
                         FRONT-END        FRONT-END      ON CLASS A        ON CLASS B       ON CLASS C      ON CLASS N
                     SALES CHARGES    SALES CHARGES          SHARES            SHARES           SHARES          SHARES
 YEAR                   ON CLASS A      RETAINED BY     ADVANCED BY       ADVANCED BY      ADVANCED BY     ADVANCED BY
 ENDED                      SHARES      DISTRIBUTOR  DISTRIBUTOR(1)    DISTRIBUTOR(1)   DISTRIBUTOR(1)  DISTRIBUTOR(1)
----------------------------------------------------------------------------------------------------------------------

 August 31, 2002          $149,581          $51,820          $8,117          $131,596          $25,176          $2,360

 1. The Distributor advances concession payments to dealers for certain sales of
 Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                           CLASS A          CLASS B         CLASS C           CLASS N
                        CONTINGENT       CONTINGENT      CONTINGENT        CONTINGENT
                          DEFERRED         DEFERRED        DEFERRED          DEFERRED
                     SALES CHARGES    SALES CHARGES   SALES CHARGES     SALES CHARGES
 YEAR                  RETAINED BY      RETAINED BY     RETAINED BY       RETAINED BY
 ENDED                 DISTRIBUTOR      DISTRIBUTOR     DISTRIBUTOR       DISTRIBUTOR
-------------------------------------------------------------------------------------

 August 31, 2002              $712          $47,111          $1,643              $19

--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class
 A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
 Class A shares of the Fund. For the year ended August 31, 2002 , payments under the Class A Plan totaled $82,981, all of which were paid by the Distributor to recipients, and included $5,968 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The
 Fund has adopted Distribution and Service Plans for Class B, Class C and Class
 N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the
 Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended August 31, 2002, were as follows:

                                                                        DISTRIBUTOR'S
                                                      DISTRIBUTOR'S         AGGREGATE
                                                          AGGREGATE      UNREIMBURSED
                                                       UNREIMBURSED     EXPENSES AS %
                    TOTAL PAYMENTS  AMOUNT RETAINED        EXPENSES     OF NET ASSETS
                        UNDER PLAN   BY DISTRIBUTOR      UNDER PLAN          OF CLASS
-------------------------------------------------------------------------------------

 Class B Plan             $168,575         $133,395        $707,382             3.75%
 Class C Plan               61,760           16,052         149,910             2.29
 Class N Plan                  750              721           2,248             0.55

    28    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

================================================================================
 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of
 Assets and Liabilities as a receivable or payable and in the Statement of
 Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

================================================================================
 6. ILLIQUID OR RESTRICTED SECURITIES
 As of August 31, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
 Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of August
 31, 2002 was zero.

================================================================================
 7. BANK BORROWINGS
 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively.
 Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable within 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of
 0.08% per annum.
    The Fund had no borrowings outstanding during the year ended or at August
 31, 2002.

                                       Appendix A

                                Industry Classifications
                                ------------------------

Aerospace & Defense                                          Household Durables
Air Freight & Couriers                                       Household Products
Airlines                                                     Industrial Conglomerates
Auto Components                                              Insurance
Automobiles                                                  Internet & Catalog Retail
Banks                                                        Internet Software & Services
Beverages                                                    Information Technology Consulting & Services
Biotechnology                                                Leisure Equipment & Products
Building Products                                            Machinery
Chemicals                                                    Marine
Commercial Services & Supplies                               Media
Communications Equipment                                     Metals & Mining
Computers & Peripherals                                      Multiline Retail
Construction & Engineering                                   Multi-Utilities
Construction Materials                                       Office Electronics
Containers & Packaging                                       Oil & Gas
Distributors                                                 Paper & Forest Products
Diversified Financials                                       Personal Products
Diversified Telecommunication Services                       Pharmaceuticals
Electric Utilities                                           Real Estate
Electrical Equipment                                         Road & Rail
Electronic Equipment & Instruments                           Semiconductor Equipment & Products
Energy Equipment & Services                                  Software
Food & Drug Retailing                                        Specialty Retail
Food Products                                                Textiles & Apparel
Gas Utilities                                                Tobacco
Health Care Equipment & Supplies                             Trading Companies & Distributors
Health Care Providers & Services                             Transportation Infrastructure
Hotels Restaurants & Leisure                                 Water Utilities
                                                   Wireless Telecommunication Services

                                          B-18
                                       Appendix B

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class A shares1 of the Oppenheimer funds or the contingent  deferred sales charge that may apply
to Class A, Class B or Class C shares may be waived.2  That    is    because    of   the
economies of sales efforts realized by  OppenheimerFunds  Distributor,  Inc.,  (referred
to  in  this  document  as  the  "Distributor"),   or  by  dealers  or  other  financial
institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds.  For example,  waivers  relating to Retirement Plans do not apply to  Oppenheimer  municipal  funds,  because  shares of those  funds are not available  for purchase by or on behalf of  retirement  plans.  Other waivers apply only to shareholders of certain funds.

For the  purposes  of some of the  waivers  described  below and in the  Prospectus  and
Statement of  Additional  Information  of the  applicable  Oppenheimer  funds,  the term
"Retirement Plan" refers to the following types of plans:

              1)  plans  qualified  under  Sections  401(a) or  401(k)  of the  Internal
                  Revenue Code,
              2)  non-qualified deferred compensation plans,
              3)  employee benefit plans3
              4)  Group Retirement Plans4
              5)  403(b)(7) custodial plan accounts
              6)  Individual  Retirement Accounts ("IRAs"),  including traditional IRAs,

                  Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The   interpretation   of  these  provisions  as  to  the  applicability  of  a  special arrangement  or  waiver  in  a  particular  case  is  in  the  sole  discretion  of  the
Distributor  or the  transfer  agent  (referred  to in this  document  as the  "Transfer
Agent") of the particular  Oppenheimer fund. These waivers and special  arrangements may be amended or  terminated  at any time by a particular  fund,  the  Distributor,  and/or
OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers  that  apply  at  the  time  shares  are  redeemed  must  be  requested  by  the shareholder and/or dealer in the redemption request.
I.

Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
----------------------------------------------------------------------------------------

Purchases of Class A Shares of  Oppenheimer  Funds That Are Not Subject to Initial Sales
Charge but May Be Subject to the Class A  Contingent  Deferred  Sales  Charge  (unless a waiver applies).

         There is no initial  sales  charge on purchases of Class A shares of any of the
Oppenheimer  funds in the cases listed below.  However,  these  purchases may be subject to the Class A  contingent  deferred  sales  charge  if  redeemed  within 18 months  (24 months in the case of  Oppenheimer  Rochester  National  Municipals  and Rochester  Fund
Municipals)  of the beginning of the calendar month of their  purchase,  as described in the  Prospectus  (unless a waiver  described  elsewhere in this Appendix  applies to the redemption).  Additionally,  on shares purchased under these waivers that are subject to the Class A contingent  deferred sales charge,  the Distributor  will pay the applicable concession  described  in the  Prospectus  under  "Class  A  Contingent  Deferred  Sales
Charge."5 This waiver provision applies to:

|_|      Purchases of Class A shares aggregating $1 million or more.
-        Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred
         sales charge prior to March 1, |_| 2001.  That  included  plans (other than IRA
              or 403(b)(7)  Custodial  Plans) that: 1) bought shares costing $500,000 or more,  2) had at the time of purchase  100 or more  eligible  employees or total plan assets of $500,000 or more, or 3) certified to the  Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|      Purchases by an  OppenheimerFunds-sponsored  Rollover IRA, if the purchases are made:
              1)  through a broker,  dealer, bank or registered  investment adviser that

                  has  made  special   arrangements   with  the  Distributor  for  those
                  purchases, or

              2)  by a direct  rollover of a  distribution  from a qualified  Retirement
                  Plan if the  administrator of that Plan has made special  arrangements with the Distributor for those purchases.
         Purchases of Class A shares by Retirement  Plans that have any of the following record-keeping arrangements:
              1)  The record  keeping is  performed  by Merrill  Lynch  Pierce  Fenner &

                  Smith,  Inc.  ("Merrill  Lynch")  on a daily  valuation  basis for the
                  Retirement   Plan.   On  the   date  the  plan   sponsor   signs   the
                  record-keeping  service  agreement with Merrill  Lynch,  the Plan must have $3 million or more of its assets  invested  in (a) mutual  funds, other than those  advised  or  managed  by  Merrill  Lynch  Investment
                  Management,  L.P.  ("MLIM"),  that are made available  under a Service
                  Agreement  between  Merrill  Lynch  and the  mutual  fund's  principal underwriter  or  distributor,  and (b) funds  advised  or  managed  by
                  MLIM  (the  funds  described  in  (a)  and  (b)  are  referred  to  as
                  "Applicable Investments").

              2)  The record  keeping for the  Retirement  Plan is  performed on a daily valuation  basis by a record keeper whose  services are provided under a contract  or  arrangement  between the  Retirement  Plan and Merrill
                  Lynch.  On the date the plan sponsor signs the record keeping  service agreement  with Merrill  Lynch,  the Plan must have $3 million or more of its  assets  (excluding  assets  invested  in money  market  funds)
                  invested in Applicable Investments.
              3)  The record  keeping for a Retirement  Plan is handled  under a service agreement  with Merrill  Lynch and on the date the plan sponsor  signs that  agreement,  the  Plan  has 500 or more  eligible  employees  (as determined by the Merrill Lynch plan conversion manager).
II.

Waivers of Class A Sales Charges of Oppenheimer Funds
----------------------------------------------------------------------------------------

A.   Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares  purchased  by the  following  investors  are not  subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|      The Manager or its affiliates.

|_|      Present  or former  officers,  directors,  trustees  and  employees  (and their
              "immediate  families") of the Fund,  the Manager and its  affiliates,  and retirement  plans  established  by them  for  their  employees.  The  term
              "immediate  family"  refers  to  one's  spouse,  children,  grandchildren, grandparents,  parents,  parents-in-law,  brothers and sisters,  sons- and daughters-in-law,  a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;  relatives  by virtue of a remarriage  (step-children, step-parents, etc.) are included.

|_|      Registered management  investment companies,  or separate accounts of insurance companies  having an  agreement  with the Manager or the  Distributor  for that purpose.
|_|      Dealers or brokers that have a sales  agreement with the  Distributor,  if they purchase  shares for their own accounts or for retirement  plans for their employees.
|_|      Employees  and  registered  representatives  (and their  spouses) of dealers or brokers  described above or financial  institutions that have entered into sales  arrangements with such dealers or brokers (and which are identified as such to the  Distributor) or with the  Distributor.  The purchaser must certify to the  Distributor  at the time of purchase  that the purchase is for the  purchaser's  own account  (or for the benefit of such  employee's spouse or minor children).
|_|      Dealers,  brokers,  banks or registered  investment  advisors that have entered into an agreement with the Distributor providing  specifically for the use of shares of the Fund in particular  investment products made available to their  clients.  Those clients may be charged a  transaction  fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|      Investment  advisors and financial  planners who have entered into an agreement for  this  purpose  with  the  Distributor  and who  charge  an  advisory, consulting  or other fee for their  services  and buy shares for their own accounts or the accounts of their clients.
|_|      "Rabbi  trusts" that buy shares for their own  accounts,  if the  purchases are made through a broker or agent or other  financial  intermediary  that has made special arrangements with the Distributor for those purchases.
|_|      Clients of investment  advisors or financial  planners  (that have entered into an agreement  for this purpose  with the  Distributor)  who buy shares for their own accounts may also purchase  shares without sales charge but only if their  accounts  are  linked to a master  account  of their  investment advisor  or  financial  planner on the books and  records  of the  broker, agent or financial  intermediary  with which the Distributor has made such special  arrangements  . Each of these  investors  may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|      Directors,  trustees,  officers or full-time employees of OpCap Advisors or its affiliates,  their  relatives  or any trust,  pension,  profit  sharing or other benefit plan which beneficially owns shares for those persons.
|_|      Accounts for which  Oppenheimer  Capital (or its  successor) is the  investment advisor (the Distributor must be advised of this  arrangement) and persons who are  directors  or  trustees  of the  company  or  trust  which is the beneficial owner of such accounts.
|_|      A unit  investment  trust that has entered into an  appropriate  agreement with the Distributor.
|_|      Dealers,  brokers,  banks, or registered  investment advisers that have entered into  an  agreement  with  the  Distributor  to  sell  shares  to  defined contribution  employee  retirement  plans for which the dealer,  broker or investment adviser provides administration services.

|-|

         Retirement Plans and deferred  compensation plans and trusts used to fund those plans (including,  for example,  plans qualified or created under sections
              401(a),  401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those  purchases  are made through a broker,  agent or other  financial intermediary  that has made special  arrangements with the Distributor for those purchases.
|_|      A TRAC-2000  401(k) plan  (sponsored  by the former  Quest for Value  Advisors)
              whose  Class B or Class C shares of a Former  Quest  for  Value  Fund were exchanged  for Class A shares of that Fund due to the  termination  of the
              Class B and Class C TRAC-2000 program on November 24, 1995.
|_|      A qualified  Retirement  Plan that had agreed  with the former  Quest for Value
              Advisors to purchase  shares of any of the Former Quest for Value Funds at net  asset  value,  with  such  shares  to be held  through  DCXchange,  a sub-transfer  agency mutual fund  clearinghouse,  if that  arrangement was consummated and share purchases commenced by December 31, 1996.

B.   Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares  issued or purchased  in the  following  transactions  are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
         Shares issued in plans of reorganization,  such as mergers,  asset acquisitions and exchange offers, to which the Fund is a party.
|_|      Shares  purchased  by the  reinvestment  of  dividends  or other  distributions
              reinvested  from  the  Fund  or  other   Oppenheimer   funds  (other  than
              Oppenheimer   Cash   Reserves)  or  unit   investment   trusts  for  which
              reinvestment arrangements have been made with the Distributor.
|_|      Shares  purchased  through  a  broker-dealer  that has  entered  into a special agreement  with  the  Distributor  to  allow  the  broker's  customers  to purchase  and pay for shares of  Oppenheimer  funds using the  proceeds of shares  redeemed  in the prior 30 days from a mutual  fund  (other  than a fund  managed  by the  Manager  or any of its  subsidiaries)  on  which an initial sales charge or contingent  deferred  sales charge was paid.  This waiver  also  applies  to  shares  purchased  by  exchange  of  shares  of
              Oppenheimer  Money Market Fund,  Inc. that were  purchased and paid for in this  manner.  This waiver must be requested  when the  purchase  order is placed for shares of the Fund, and the  Distributor  may require  evidence of qualification for this waiver.
|_|      Shares  purchased  with  the  proceeds  of  maturing  principal  units  of  any
              Qualified Unit Investment Liquid Trust Series.
|_|      Shares  purchased by the  reinvestment of loan repayments by a participant in a
              Retirement Plan for which the Manager or an affiliate acts as sponsor.

C.   Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A  contingent  deferred  sales  charge is also  waived  if shares  that  would otherwise  be subject to the  contingent  deferred  sales  charge  are  redeemed  in the following cases:
         To make  Automatic  Withdrawal  Plan payments  that are limited  annually to no more than 12% of the account value adjusted annually.
|_|      Involuntary   redemptions   of  shares  by  operation  of  law  or  involuntary
              redemptions of small accounts (please refer to "Shareholder  Account Rules and Policies," in the applicable fund Prospectus).

|_|      For distributions from Retirement Plans,  deferred  compensation plans or other employee benefit plans for any of the following purposes:
              1)  Following the death or disability (as defined in the Internal  Revenue

                  Code) of the participant or beneficiary.  The death or disability must occur after the participant's account was established.

              2)  To return excess contributions.
              3)  To return contributions made due to a mistake of fact.
              4)  Hardship withdrawals, as defined in the plan.6
              5)  Under  a  Qualified  Domestic  Relations  Order,  as  defined  in  the

                  Internal  Revenue  Code,  or,  in the  case of an IRA,  a  divorce  or separation  agreement  described  in  Section  71(b)  of the  Internal
                  Revenue Code.

              6)  To meet the minimum distribution  requirements of the Internal Revenue
                  Code.
              7)  To make  "substantially  equal  periodic  payments"  as  described  in
                  Section 72(t) of the Internal Revenue Code.
              8)  For loans to participants or beneficiaries.
              9)  Separation from service.7
              10) Participant-directed  redemptions to purchase  shares of a mutual fund
                  (other  than a fund  managed  by the  Manager or a  subsidiary  of the
                  Manager)  if  the  plan  has  made  special   arrangements   with  the
                  Distributor.
              11) Plan  termination  or  "in-service  distributions,"  if the redemption proceeds  are rolled over  directly  to an  OppenheimerFunds-sponsored
                  IRA.

         For  distributions  from 401(k)  plans  sponsored by  broker-dealers  that have entered  into a  special  agreement  with the  Distributor  allowing  this waiver.

|_|      For  distributions  from retirement plans that have $10 million or more in plan
              assets  and  that  have  entered  into  a  special   agreement   with  the
              Distributor.
|_|      For  distributions  from  retirement  plans which are part of a retirement plan product or platform  offered by certain banks,  broker-dealers,  financial advisors,  insurance companies or record keepers which have entered into a special agreement with the Distributor.

Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------------------

The Class B, Class C and Class N contingent  deferred  sales charges will not be applied
to  shares   purchased  in  certain  types  of   transactions  or  redeemed  in  certain
circumstances described below.

A.   Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent  deferred  sales  charges will be waived for redemptions of shares in the following cases:
|_|      Shares redeemed  involuntarily,  as described in "Shareholder Account Rules and
              Policies," in the applicable Prospectus.

|_|      Redemptions  from accounts other than  Retirement  Plans following the death or disability  of the last  surviving  shareholder.  The death or  disability must have occurred after the account was  established,  and for disability you must provide  evidence of a determination  of disability by the Social
              Security Administration.
         The contingent  deferred  sales charges are generally not waived  following the death or  disability  of a grantor or  trustee  for a trust  account.  The contingent  deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor  trust or revocable  living trust for  which  the  trustee  is also  the  sole  beneficiary.  The  death  or disability must have occurred after the account was  established,  and for disability you must provide  evidence of a determination  of disability by the Social Security Administration.

|_|      Distributions  from accounts for which the  broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|      Redemptions  of Class B shares  held by  Retirement  Plans  whose  records  are maintained on a daily  valuation  basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|      Redemptions  of  Class C shares  of  Oppenheimer  U.S.  Government  Trust  from accounts of clients of  financial  institutions  that have  entered into a special arrangement with the Distributor for this purpose.
         Redemptions  requested  in  writing  by a  Retirement  Plan  sponsor of Class C shares of an  Oppenheimer  fund in  amounts of  $500,000  or more and made more than 12 months after the Retirement  Plan's first purchase of Class C shares,  if the redemption  proceeds are invested in Class N shares of one or more Oppenheimer funds.

|_|      Distributions8  from Retirement  Plans or other employee  benefit plans for any of the following purposes:
              1)  Following the death or disability (as defined in the Internal  Revenue

                  Code) of the participant or beneficiary.  The death or disability must
                  occur  after  the   participant's   account  was   established  in  an
                  Oppenheimer fund.

              2)  To return excess contributions made to a participant's account.
              3)  To return contributions made due to a mistake of fact.
              4)  To make hardship withdrawals, as defined in the plan.9
              5)  To make  distributions  required under a Qualified  Domestic Relations

                  Order or, in the case of an IRA,  a divorce  or  separation  agreement described in Section 71(b) of the Internal Revenue Code.

              6)  To meet the minimum distribution  requirements of the Internal Revenue
                  Code.
              7)  To make  "substantially  equal  periodic  payments"  as  described  in
                  Section 72(t) of the Internal Revenue Code.
              8)  For loans to participants or beneficiaries.10
              9)  On account of the participant's separation from service.11
              10) Participant-directed  redemptions to purchase  shares of a mutual fund

                  (other  than a fund  managed  by the  Manager or a  subsidiary  of the
                  Manager)  offered as an investment  option in a Retirement Plan if the plan has made special arrangements with the Distributor.

              11) Distributions  made on account of a plan  termination or  "in-service"
                  distributions,  if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
              12) For  distributions  from a  participant's  account  under an Automatic
                  Withdrawal Plan after the participant  reaches age 59 1/2, as long as the aggregate  value  of the  distributions  does  not  exceed  10% of the account's value, adjusted annually.

              13) Redemptions of Class B shares under an Automatic  Withdrawal  Plan for an account other than a Retirement  Plan,  if the  aggregate  value of the  redeemed  shares  does not  exceed  10% of the  account's  value, adjusted annually.
              14) For distributions  from 401(k) plans sponsored by broker-dealers  that have entered into a special arrangement with the Distributor  allowing this waiver.
         Redemptions  of Class B shares or Class C shares under an Automatic  Withdrawal
              Plan from an account other than a Retirement  Plan if the aggregate  value of the  redeemed  shares  does  not  exceed  10% of  the  account's  value annually.

B.   Waivers for Shares Sold or Issued in Certain Transactions.

The  contingent  deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|      Shares sold to the Manager or its affiliates.
|_|      Shares sold to registered  management investment companies or separate accounts of  insurance  companies  having  an  agreement  with the  Manager  or the
              Distributor for that purpose.
|_|      Shares issued in plans of reorganization to which the Fund is a party.
|_|      Shares sold to present or former  officers,  directors,  trustees or  employees
              (and their  "immediate  families" as defined above in Section I.A.) of the
              Fund, the Manager and its affiliates and retirement  plans  established by them for their employees.
         IV.      Special  Sales  Charge   Arrangements   for  Shareholders  of  Certain
         Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds
----------------------------------------------------------------------------------------

The initial and  contingent  deferred  sales charge rates and waivers for Class A, Class
B  and  Class  C  shares   described  in  the  Prospectus  or  Statement  of  Additional
Information  of the  Oppenheimer  funds are  modified  as  described  below for  certain persons who were  shareholders  of the former  Quest for Value  Funds.  To be  eligible, those persons must have been  shareholders on November 24, 1995, when  OppenheimerFunds,
Inc.  became the investment  advisor to those former Quest for Value Funds.  Those funds include:
     Oppenheimer Quest Value Fund, Inc.              Oppenheimer Small Cap Value Fund
     Oppenheimer Quest Balanced Value Fund           Oppenheimer   Quest   Global  Value
     Fund, Inc.
     Oppenheimer Quest Opportunity Value Fund

         These  arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November 24, 1995:

     Quest for Value U.S. Government Income Fund              Quest  for  Value  New  York
     Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund           Quest for  Value  National
     Tax-Exempt Fund
     Quest for Value Global Income Fund                       Quest for  Value  California
     Tax-Exempt Fund

         All of the funds listed  above are referred to in this  Appendix as the "Former
Quest for Value  Funds." The waivers of initial and  contingent  deferred  sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
         acquired  by  such  shareholder  pursuant  to  an  exchange  of  shares  of  an
              Oppenheimer fund that was one of the Former Quest for Value Funds, or purchased  by such  shareholder  by exchange  of shares of another  Oppenheimer fund that were acquired  pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A.   Reductions or Waivers of Class A Sales Charges.

         Reduced Class A Initial  Sales Charge Rates for Certain  Former Quest for Value
Funds Shareholders.

Purchases  by Groups and  Associations.  The  following  table  sets  forth the  initial sales charge  rates for Class A shares  purchased  by members of  "Associations"  formed for any purpose other than the purchase of  securities.  The rates in the table apply if that  Association  purchased  shares  of any of the  Former  Quest  for  Value  Funds or received a proposal to purchase  such  shares  from OCC  Distributors  prior to November
24, 1995.

-------------------------------- ---------------------------- --------------------------------- ---------------------
 Number of Eligible Employees     Initial Sales Charge as a    Initial Sales Charge as a % of    Concession as % of
          or Members                 % of Offering Price            Net Amount Invested            Offering Price
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
          9 or Fewer                        2.50%                          2.56%                       2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
 At least 10 but not more than              2.00%                          2.04%                       1.60%
              49
-------------------------------- ---------------------------- --------------------------------- ---------------------

----------------------------------------------------------------------------------------
         For purchases by Associations  having 50 or more eligible employees or members, there is no initial  sales charge on  purchases of Class A shares,  but those shares are subject to the Class A  contingent  deferred  sales charge  described in the  applicable fund's Prospectus.

         Purchases  made  under  this  arrangement  qualify  for the lower of either the sales  charge  rate in the table  based on the number of members of an  Association,  or the sales  charge rate that  applies  under the Right of  Accumulation  described in the applicable  fund's Prospectus and Statement of Additional  Information.  Individuals who
qualify  under  this   arrangement   for  reduced  sales  charge  rates  as  members  of
Associations  also may purchase  shares for their  individual  or custodial  accounts at these reduced sales charge rates, upon request to the Distributor.

         Waiver  of  Class A Sales  Charges  for  Certain  Shareholders.  Class A shares purchased  by the  following  investors  are  not  subject  to any  Class A  initial  or contingent deferred sales charges:
              Shareholders who were  shareholders of the AMA Family of Funds on February
                  28, 1991 and who acquired  shares of any of the Former Quest for Value
                  Funds by merger of a portfolio of the AMA Family of Funds.
              Shareholders  who  acquired  shares of any Former  Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

         Waiver of Class A Contingent  Deferred  Sales  Charge in Certain  Transactions.
The Class A contingent  deferred  sales charge will not apply to  redemptions of Class A shares  purchased by the following  investors who were  shareholders of any Former Quest for Value Fund:

         Investors  who  purchased  Class  A  shares  from a  dealer  that is or was not permitted to receive a sales load or redemption  fee imposed on a shareholder  with whom that  dealer  has  a  fiduciary  relationship,  under  the  Employee  Retirement  Income
Security Act of 1974 and regulations adopted under that law.

B.   Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

         Waivers for  Redemptions  of Shares  Purchased  Prior to March 6, 1995.  In the
following  cases,  the contingent  deferred sales charge will be waived for  redemptions of Class A,  Class B or Class C shares of an  Oppenheimer  fund.  The  shares  must have been  acquired  by the  merger  of a Former  Quest  for  Value  Fund into the fund or by exchange from an  Oppenheimer  fund that was a Former Quest for Value Fund or into which such fund  merged.  Those  shares  must have  been  purchased  prior to March 6, 1995 in connection with:
              withdrawals  under an automatic  withdrawal plan holding only either Class
                  B or Class C shares if the  annual  withdrawal  does not exceed 10% of the initial value of the account value, adjusted annually, and liquidation  of a  shareholder's  account if the aggregate net asset value of shares held in the account is less than the required  minimum value of such accounts.

         Waivers  for  Redemptions  of Shares  Purchased  on or After  March 6, 1995 but
Prior to November 24, 1995.  In the  following  cases,  the  contingent  deferred  sales charge  will be  waived  for  redemptions  of Class A,  Class B or Class C shares  of an
Oppenheimer  fund.  The shares must have been  acquired by the merger of a Former  Quest for Value Fund into the fund or by exchange from an  Oppenheimer  fund that was a Former
Quest For Value Fund or into  which  such  Former  Quest for Value  Fund  merged.  Those shares must have been  purchased  on or after March 6, 1995,  but prior to November  24,
1995:
o        redemptions  following  the  death  or  disability  of the  shareholder(s)  (as evidenced by a  determination  of total  disability by the U.S. Social
                  Security Administration);
o        withdrawals  under an automatic  withdrawal plan (but only for Class B or Class
                  C shares)  where  the  annual  withdrawals  do not  exceed  10% of the initial value of the account value; adjusted annually, and liquidation  of a  shareholder's  account if the aggregate net asset value of  shares  held in the  account  is less  than the  required  minimum account value.

         A  shareholder's  account  will be credited  with the amount of any  contingent deferred  sales charge paid on the  redemption of any Class A, Class B or Class C shares of the  Oppenheimer  fund  described in this section if the proceeds are invested in the same  Class of shares in that fund or  another  Oppenheimer  fund  within 90 days  after redemption.

    Special Sales Charge  Arrangements for Shareholders of Certain Oppenheimer Funds
         Who Were Shareholders of Connecticut Mutual Investment Accounts, Inc.
------------------------------------------------------------------------------------

The  initial  and  contingent  deferred  sale  charge  rates and waivers for Class A and
Class B  shares  described  in the  respective  Prospectus  (or  this  Appendix)  of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
     Oppenheimer U. S. Government Trust,
     Oppenheimer Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund
are modified as described  below for those Fund  shareholders  who were  shareholders of the following funds (referred to as the "Former  Connecticut  Mutual Funds") on March 1,
1996,  when  OppenheimerFunds,   Inc.  became  the  investment  adviser  to  the  Former
Connecticut Mutual Funds:
     Connecticut Mutual Liquid Account      Connecticut Mutual Total Return Account
     Connecticut Mutual Government Securities Account            CMIA   LifeSpan   Capital
     Appreciation Account
     Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account      CMIA Diversified Income Account

A.   Prior Class A CDSC and Class A Sales Charge Waivers.

         Class A Contingent  Deferred Sales Charge.  Certain  shareholders of a Fund and the other Former  Connecticut  Mutual Funds are entitled to continue to make  additional purchases of Class A shares at net asset value  without a Class A initial  sales charge, but subject to the Class A  contingent  deferred  sales  charge that was in effect prior to March 18, 1996 (the "prior  Class A CDSC").  Under the prior Class A CDSC,  if any of those  shares are  redeemed  within  one year of  purchase,  they will be  assessed a 1%
contingent  deferred  sales charge on an amount equal to the current market value or the original  purchase price of the shares sold,  whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:
              1)  persons  whose  purchases of Class A shares of a Fund and other Former

                  Connecticut  Mutual Funds were $500,000  prior to March 18, 1996, as a result  of  direct  purchases  or  purchases  pursuant  to the  Fund's policies on Combined  Purchases or Rights of  Accumulation,  who still hold  those  shares in that Fund or other  Former  Connecticut  Mutual
                  Funds, and

              2)  persons  whose  intended  purchases  under a  Statement  of  Intention entered  into  prior to  March  18,  1996,  with  the  former  general distributor of the Former  Connecticut Mutual Funds to purchase shares valued at  $500,000  or more over a  13-month  period  entitled  those persons to purchase  shares at net asset value  without  being subject to the Class A initial sales charge

         Any of the  Class A shares of a Fund and the other  Former  Connecticut  Mutual
Funds that were  purchased  at net asset value prior to March 18, 1996,  remain  subject to the  prior  Class  A  CDSC,  or if any  additional  shares  are  purchased  by  those shareholders  at net asset value  pursuant to this  arrangement  they will be subject to the prior Class A CDSC.

         Class A Sales  Charge  Waivers.  Additional  Class A  shares  of a Fund  may be purchased  without  a  sales  charge,  by a  person  who  was in one  (or  more)  of the categories  below and acquired  Class A shares prior to March 18, 1996,  and still holds
Class A shares:

              1)  any purchaser,  provided the total initial amount invested in the Fund or any one or more of the  Former  Connecticut  Mutual  Funds  totaled
                  $500,000 or more, including  investments made pursuant to the Combined
                  Purchases,  Statement of Intention and Rights of Accumulation features available at the time of the initial  purchase and such  investment is still held in one or more of the Former  Connecticut Mutual Funds or a
                  Fund into which such Fund merged;
              2)  any participant in a qualified  plan,  provided that the total initial amount  invested  by the  plan  in the  Fund or any one or more of the
                  Former Connecticut Mutual Funds totaled $500,000 or more;
              3)  Directors  of the  Fund or any one or more of the  Former  Connecticut
                  Mutual Funds and members of their immediate families;
              4)  employee  benefit  plans  sponsored by  Connecticut  Mutual  Financial
                  Services,  L.L.C.  ("CMFS"),  the  prior  distributor  of  the  Former
                  Connecticut Mutual Funds, and its affiliated companies;
              5)  one or more members of a group of at least 1,000  persons (and persons who are  retirees  from  such  group)  engaged  in a common  business, profession,  civic or charitable  endeavor or other activity,  and the spouses and minor  dependent  children of such persons,  pursuant to a marketing program between CMFS and such group; and
              6)  an  institution  acting as a fiduciary on behalf of an  individual  or individuals,  if such  institution  was  directly  compensated  by the individual(s)  for recommending the purchase of the shares of the Fund or any one or more of the Former  Connecticut  Mutual Funds,  provided the institution had an agreement with CMFS.

         Purchases  of Class A shares made  pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

         Additionally,  Class A shares of a Fund may be purchased without a sales charge by any holder of a variable  annuity  contract  issued in New York State by  Connecticut
Mutual Life  Insurance  Company  through the Panorama  Separate  Account which is beyond the applicable  surrender  charge period and which was used to fund a qualified plan, if that holder exchanges the variable  annuity  contract  proceeds to buy Class A shares of the Fund.

B.   Class A and Class B Contingent Deferred Sales Charge Waivers.

In  addition to the waivers set forth in the  Prospectus  and in this  Appendix,  above, the  contingent  deferred  sales  charge will be waived for  redemptions  of Class A and
Class B shares  of a Fund and  exchanges  of  Class A or Class B shares  of a Fund  into
Class A or Class B shares of a Former  Connecticut  Mutual Fund  provided that the Class
A or Class B shares of the Fund to be redeemed or exchanged  were (i) acquired  prior to
March 18, 1996 or (ii) were  acquired by exchange  from an  Oppenheimer  fund that was a
Former  Connecticut  Mutual Fund.  Additionally,  the shares of such Former  Connecticut
Mutual Fund must have been purchased prior to March 18, 1996:

     1)  by the estate of a deceased shareholder;
     2)  upon the  disability of a  shareholder,  as defined in Section  72(m)(7) of the
         Internal Revenue Code;
     3)  for retirement  distributions (or loans) to participants or beneficiaries  from retirement  plans  qualified  under Sections 401(a) or 403(b)(7)of the Code, or from IRAs,  deferred  compensation plans created under Section 457 of the Code, or other employee benefit plans;
     4)  as tax-free  returns of excess  contributions  to such  retirement  or employee benefit plans;
     5)  in whole or in part, in connection  with shares sold to any state,  county,  or city, or any instrumentality,  department,  authority,  or agency thereof, that is  prohibited  by  applicable  investment  laws from paying a sales  charge or concession  in  connection  with  the  purchase  of  shares  of any  registered investment management company;
     6)  in  connection  with the  redemption of shares of the Fund due to a combination with another investment  company by virtue of a merger,  acquisition or similar reorganization transaction;
     7)  in connection  with the Fund's right to  involuntarily  redeem or liquidate the
         Fund;
     8)  in connection  with automatic  redemptions of Class A shares and Class B shares in certain  retirement plan accounts  pursuant to an Automatic  Withdrawal Plan but limited to no more than 12% of the original value annually; or
     9)  as involuntary  redemptions of shares by operation of law, or under  procedures set forth in the Fund's Articles of  Incorporation,  or as adopted by the Board of Directors of the Fund.

         VI.      Special  Reduced  Sales  Charge  for  Former  Shareholders  of Advance
         America Funds, Inc.
----------------------------------------------------------------------------------------

Shareholders of Oppenheimer  Municipal Bond Fund,  Oppenheimer  U.S.  Government  Trust,
Oppenheimer  Strategic  Income Fund and  Oppenheimer  Capital  Income Fund who  acquired
(and still hold)  shares of those funds as a result of the  reorganization  of series of
Advance America Funds,  Inc. into those  Oppenheimer  funds on October 18, 1991, and who held shares of Advance  America  Funds,  Inc. on March 30, 1990,  may  purchase  Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.

Sales  Charge  Waivers  on  Purchases  of  Class M  Shares  of  Oppenheimer  Convertible
         Securities Fund
----------------------------------------------------------------------------------------

Oppenheimer  Convertible  Securities  Fund  (referred to as the "Fund" in this  section)
may sell Class M shares at net asset  value  without  any  initial  sales  charge to the classes of  investors  listed below who,  prior to March 11,  1996,  owned shares of the
Fund's  then-existing  Class A and were  permitted to purchase those shares at net asset value without sales charge:
|_|      the Manager and its affiliates,
|_|      present  or former  officers,  directors,  trustees  and  employees  (and their
              "immediate  families"  as defined in the Fund's  Statement  of  Additional
              Information) of the Fund, the Manager and its  affiliates,  and retirement plans established by them or the prior investment  advisor of the Fund for their employees,
|_|      registered  management  investment  companies or separate accounts of insurance companies that had an agreement with the Fund's prior  investment  advisor or distributor for that purpose,
|_|      dealers or brokers that have a sales  agreement with the  Distributor,  if they purchase  shares for their own accounts or for retirement  plans for their employees,
|_|      employees  and  registered  representatives  (and their  spouses) of dealers or brokers described in the preceding section or financial  institutions that have entered into sales  arrangements  with those  dealers or brokers (and whose identity is made known to the  Distributor) or with the Distributor, but only if the  purchaser  certifies  to the  Distributor  at the time of purchase that the purchaser meets these qualifications,
|_|      dealers,  brokers,  or registered  investment advisors that had entered into an agreement  with  the  Distributor  or the  prior  distributor  of the Fund specifically  providing  for the  use of  Class M  shares  of the  Fund in specific investment products made available to their clients, and

-        dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

----------------------------------------------------------------------------------------
Oppenheimer International Small Company Fund
----------------------------------------------------------------------------------------

Internet WebSite:
         WWW.OPPENHEIMERFUNDS.COM
         ------------------------

Investment Advisor
         OppenheimerFunds, Inc.
         498 Seventh Avenue
         New York, New York 10018

Distributor
         OppenheimerFunds Distributor, Inc.
         498 Seventh Avenue
         New York, New York 10018

Transfer Agent

         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217
         1.800.CALL.OPP (1.800.225.5677)

Custodian Bank

         JP Morgan Chase Bank
         4 Chase MetroTech Center
         Brooklyn, NY  11245

Independent Auditors
         KPMG LLP
         707 Seventeenth Street
         Denver, Colorado 80202

Legal Counsel

         Mayer, Brown, Rowe & Maw
         1675 Broadway
         New York, New York 10019-5820

(OppenheimerFunds logo)
PX815.1002

                                    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

                                                      FORM N-1A

                                                       PART C

                                                  OTHER INFORMATION

Item 23.  Exhibits
------------------

(a)      (i)  Amended  and  Restated  Declaration  of Trust  dated  December  14,  2000:
         Previously filed with Registrant's  Post-Effective  Amendment No. 6 (12/21/00),
         and incorporated herein by reference.

         (ii)  Amendment  No. 1 to  Amended  and  Restated  Declaration  of Trust  dated
         September 10, 2002: Filed herewith.

(b)      Amended   and   Restated   By-Laws   dated   6/4/98:   Previously   filed  with
Post-Effective Amendment No. 3, 12/21/98, and incorporated herein by reference.

(c)      (i)      Specimen   Class   A  Share   Certificate:   Previously   filed   with
                  Post-Effective  Amendment No. 7, 12/28/01,  and incorporated herein by reference.

        Specimen  Class  B  Share  Certificate:  Previously  filed  with  Post-Effective
                 Amendment No. 7, 12/28/01, and incorporated herein by reference.

        Specimen  Class  C  Share  Certificate:  Previously  filed  with  Post-Effective
                 Amendment No. 7, 12/28/01, and incorporated herein by reference.

        Specimen  Class  N  Share  Certificate:  Previously  filed  with  Post-Effective
                 Amendment No. 7, 12/28/01, and incorporated herein by reference.

(d)      Investment   Advisory   Agreement   dated  11/17/97:   Previously   filed  with
Pre-Effective  Amendment  No. 2 to the  Initial  Registration  Statement  of  Registrant
(Reg. No. 333-31537), 11/10/97, and incorporated herein by reference.

(e)      (i) General  Distributor's  Agreement  dated  11/17/97:  Previously  filed with
Pre-Effective  Amendment  No. 2 to the  Initial  Registration  Statement  of  Registrant
(Reg. No. 333-31537), 11/10/97, and incorporated herein by reference.

         (ii)  Form  of  Dealer  Agreement  of   OppenheimerFunds   Distributor,   Inc.:
Previously filed with  Pre-Effective  Amendment No. 2 of Oppenheimer  Trinity Value Fund
(Reg. No. 333-79707), 8/25/99, and incorporated herein by reference.

         (iii)  Form  of  Agency  Agreement  of  OppenheimerFunds   Distributor,   Inc.:
Previously filed with  Pre-Effective  Amendment No. 2 of Oppenheimer  Trinity Value Fund
(Reg. No. 333-79707), 8/25/99, and incorporated herein by reference.

         (iv)  Form  of  Broker  Agreement  of   OppenheimerFunds   Distributor,   Inc.:
Previously filed with  Pre-Effective  Amendment No. 2 of Oppenheimer  Trinity Value Fund
(Reg. No. 333-79707), 8/25/99, and incorporated herein by reference.

(f)      (i)  Retirement  Plan for  Non-Interested  Trustees or Directors  dated June 7,
1990:  Previously  filed  with  Post-Effective  Amendment  No.  97 to  the  Registration
Statement   of   Oppenheimer   Fund  (File  No.  2-  14586),   8/30/90,   refiled   with
Post-Effective  Amendment  No.  45  of  Oppenheimer  Growth  Fund  (Reg.  No.  2-45272),
8/22/94,pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

         (ii)   Form  of   Trustee   Deferred   Compensation   Plan  for   Disinterested
Trustees/Directors:  Filed  with  Post-Effective  Amendment  No. 26 to the  Registration
Statement of  Oppenheimer  Gold & Special  Minerals Fund (Reg. No.  2-82590),  10/28/98,
and incorporated herein by reference.

(g)      (i)  Custodian   Agreement  between  Registrant  and  The  Bank  of  New  York:
Previously  filed with the  Initial  Registration  Statement  of  Registrant  (Reg.  No.
333-31537), 7/18/97, and incorporated herein by reference.

         (ii) Foreign Custody Manager Agreement  between  Registrant and The Bank of New
York:  Previously  filed  with  Pre-Effective   Amendment  No.  2  to  the  Registration
Statement  of  Oppenheimer  World  Bond  Fund  (Reg.  No.   333-48973),   4/23/98,   and
incorporated herein by reference.

(h)      Not applicable.

(i)      Opinion  and  Consent  of  Counsel  dated   11/6/97:   Previously   filed  with
Pre-Effective  Amendment  No. 2 to the  Initial  Registration  Statement  of  Registrant
(Reg. No. 333-31537), 11/10/97, and incorporated herein by reference.

(j)      Independent Auditors' Consent: Filed herewith.

(k)      Not applicable.

(l)      Investment  Letter dated  10/1/97 from  OppenheimerFunds,  Inc. to  Registrant:
Previously  filed  with  Registrant's  Pre-Effective  Amendment  No.  1,  10/14/97,  and
incorporated herein by reference.

 (m)     (i) Service Plan and  Agreement for Class A Shares dated  11/17/97  pursuant to
Rule 12b-1:  Previously  filed with  Registrant's  Pre-Effective  Amendment No. 2 to the
Initial  Registration  Statement of  Registrant  (Reg.  No.  333-31537),  11/10/97,  and
incorporated herein by reference.

         (i)(a)  Amended and  Restated  Service  Plan and  Agreement  for Class A Shares
dated 6/14/02 pursuant to Rule 12b-1: Filed herewith.

         (ii)  Amended and Restated  Distribution  and Service  Plan and  Agreement  for
Class  B  Shares  dated  2/12/98   pursuant  to  Rule  12b-1:   Previously   filed  with
Registrant's  Post-Effective  Amendment  No.  1,  5/13/98,  and  incorporated  herein by reference.

         (iii)  Amended and Restated  Distribution  and Service Plan and  Agreement  for
Class  C  Shares  dated  2/12/98   pursuant  to  Rule  12b-1:   Previously   filed  with
Registrant's  Post-Effective  Amendment  No.  1,  5/13/98,  and  incorporated  herein by reference.

         (iv)  Distribution  and Service  Plan and  Agreement  for Class N Shares  dated
12/22/00 pursuant to Rule 12b-1:  Previously filed with Post-Effective  Amendment No. 7,
12/28/01, and incorporated herein by reference.

(n)      Oppenheimer  Funds  Multiple  Class Plan under  Rule 18f-3  March 18,  1996 and updated through 8/21/01:  Previously filed with  Post-Effective  Amendment No. 20 to the
Registration  Statement of Oppenheimer Cash Reserves (Reg. No.  33-23223),  9/2701,  and
incorporated herein by reference.

(o)      Powers of Attorney for all  Trustees/Directors  and Officers except John Murphy
and  Joel  Motley  (including  Certified  Board  Resolutions):   Previously  filed  with
Pre-Effective  Amendment No. 1 to the  Registration  Statement of  Oppenheimer  Emerging
Growth Fund (Reg. No. 333-44176), 10/5/00, and incorporated herein by reference.
(i)      Power of  attorney  for John Murphy  (including  Certified  Board  Resolution):

                  Previously  filed  with   Post-Effective   Amendment  No.  45  to  the
                  Registration  Statement of Oppenheimer U.S. Government Trust (Reg. No.
                  2-76645), 10/22/01, and incorporated herein by reference.

(ii)     Power of  attorney  for Joel Motley  (including  Certified  Board  Resolution):
                  Filed herewith.

(p)      Amended and  Restated  Code of Ethics of the  Oppenheimer  Funds dated March 1,
2000 under Rule 17j-1 of the Investment  Company Act of 1940:  Previously filed with the
Initial   Registration   Statement  of  Oppenheimer   Emerging  Growth  Fund  (Reg.  No.
333-44176), 8/21/00, and incorporated herein by reference.

Item 24.          Persons Controlled by or Under Common Control with Registrant
--------          --------------------------------------------------------
                           None.

Item 25.   Indemnification
--------   ---------------

         Reference  is  made  to the  provisions  of  Article  Seventh  of  Registrant's
Declaration of Trust filed as Exhibit 23(a) to this Registration Statement.

         Insofar as indemnification  for liabilities arising under the Securities Act of
1933 may be permitted  to  trustees,  officers  and  controlling  persons of  Registrant pursuant to the foregoing  provisions or otherwise,  Registrant has been advised that in the opinion of the Securities and Exchange  Commission such  indemnification  is against
public  policy  as  expressed  in  the  Securities  Act  of  1933  and  is,   therefore,
unenforceable.  In the event that a claim for  indemnification  against such liabilities
(other  than the  payment  by  Registrant  of  expenses  incurred  or paid by a trustee, officer or  controlling  person of Registrant in the  successful  defense of any action, suit or  proceeding)  is  asserted  by such  trustee,  officer  or  controlling  person,
Registrant  will,  unless in the opinion of its  counsel the matter has been  settled by controlling  precedent,  submit  to a court of  appropriate  jurisdiction  the  question whether  such  indemnification  by it is  against  public  policy  as  expressed  in the
Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser
-------------------------------------------------------------------

(a)      OppenheimerFunds,  Inc. is the  investment  adviser of the  Registrant;  it and certain  subsidiaries  and  affiliates  act in the same  capacity  to  other  investment companies,  including  without  limitation  those  described in Parts A and B hereof and listed in Item 26(b) below.

(b)      There is set forth  below  information  as to any other  business,  profession, vocation or  employment  of a  substantial  nature in which each officer and director of
OppenheimerFunds,  Inc.  is, or at any time  during the past two fiscal  years has been, engaged  for his/her own account or in the  capacity  of  director,  officer,  employee, partner or trustee.

Name and Current Position with OppenheimerFunds, Inc.
Other Business and Connections During the Past Two Years
Timothy L. Abbuhl,
Assistant Vice President                    None
Amy B. Adamshick,
Vice President                              None
Charles E. Albers,
Senior Vice President                       None
Edward J. Amberger,
Assistant Vice President                    None
Erik Anderson,
Assistant Vice President                    None
Janette Aprilante,
Vice President & Secretary                  As of January 2002: Secretary of
OppenheimerFunds, Distributor, Inc., Centennial Asset Management Corporation,
Oppenheimer Partnership Holdings, Inc., Oppenheimer Real Asset Management, Inc.,
Shareholder Financial Services, Inc., Shareholder Services, Inc.; Assistant Secretary
of HarbourView Asset Management Corporation, OFI Private Investments, Inc.,
Oppenheimer Trust Company and OFI Institutional Asset Management, Inc.
Hany S. Ayad,
Assistant Vice President                    None
Victor W. Babin,
Senior Vice President                       None
Bruce L. Bartlett,
Senior Vice President                       None
John Michael Banta,
Assistant Vice President                    None
Lerae A. Barela,
Assistant Vice President                    None
George Batejan,
Executive Vice President/
Chief Information Officer                   None
Kevin Baum,
Vice President                              None
Connie Bechtolt,
Assistant Vice President                    None
Robert Behal
Assistant Vice President                    Assistant Vice President of HarbourView
Asset Management Corporation. Formerly, Associate Director at MetLife (Jan 2000-May
2000).
Kathleen Beichert,
Vice President                              Vice President of OppenheimerFunds
Distributor, Inc.
Erik S. Berg,
Assistant Vice President                    None
Rajeev Bhaman,
Vice President                              None
Mark Binning,
Assistant Vice President                    None
Robert J. Bishop,
Vice President                              None
John R. Blomfield,
Vice President                              None
Chad Boll,
Assistant Vice President                    None
Lowell Scott Brooks,
Vice President                              Vice President of OppenheimerFunds
Distributor, Inc.
Richard Buckmaster,
Vice President                              None
Mark Burns,
Assistant Vice President                    Formerly a Marketing Manager with Alliance
Capital Management (October 1999-April 2001).
Bruce Burroughs
Vice President                              None
Claudia Calich,
Assistant Vice President                    None
Michael A. Carbuto,
Vice President                              None
Ronald G. Chibnik,
Assistant Vice President                    Director of technology for Sapient
Corporation (July, 2000-August 2001); software architect for Sapient Corporation
(March 1997-July 2000).
H.C. Digby Clements,
Vice President: Rochester Division          None
Peter V. Cocuzza,
Vice President                              None
Julie C. Cusker,
Assistant Vice President:
Rochester Division                          None
John Damian,
Vice President                              Formerly senior analyst/director for
Citigroup Asset Management (November 1999-September 2001).
O. Leonard Darling,
Vice Chairman, Executive Vice
President, Chief Investment
Officer & Director                          Chairman of the Board and a director (since
June 1999) and Senior Managing Director (since December 1998) of HarbourView Asset
Management Corporation; a director (since July 2001) of Oppenheimer Acquisition Corp.;
a director (since March 2000) of OFI Private Investments, Inc.; Chairman of the Board,
Senior Managing Director and director (since February 2001) of OFI Institutional Asset
Management, Inc.; Trustee (since 1993) of Awhtolia College - Greece.
John M. Davis,
Assistant Vice President                    Assistant Vice President of
OppenheimerFunds Distributor, Inc.
Robert A. Densen,
Senior Vice President                       None
Ruggero de'Rossi,
Vice President                              None
Craig P. Dinsell,
Executive Vice President                    None
Randall C. Dishmon,
Assistant Vice President                    Formerly an Associate with Booz Allen &
Hamilton (1998-June 2001).
Rebecca K. Dolan
Vice President                              None
Steven D. Dombrower,
Vice President                              Vice President of OppenheimerFunds
Distributor, Inc.
Bruce C. Dunbar,
Vice President                              None
Richard Edmiston,
Assistant Vice President                    None
Daniel R. Engstrom,
Assistant Vice President                    None
Armand B. Erpf,
Assistant Vice President                    None
James Robert Erven
Assistant Vice President                    Formerly an Assistant Vice President/Senior
Trader with Morgan Stanley Investment Management (1999-April 2002).
George R. Evans,
Vice President                              None
Edward N. Everett,
Vice President                              None
George Fahey,
Vice President                              Vice President of OppenheimerFunds
Distributor, Inc.
Scott T. Farrar,
Vice President                              None
Katherine P. Feld,
Vice President, Senior Counsel              Vice President of OppenheimerFunds,
Distributor, Inc.; Vice President, Assistant Secretary and Director of Centennial
Asset Management Corporation; Vice President of Oppenheimer Real Asset Management, Inc.
Ronald H. Fielding,
Senior Vice President;
Chairman: Rochester Division                Vice President of OppenheimerFunds
Distributor, Inc.; Director of ICI Mutual Insurance Company; Governor of St. John's
College; Chairman of the Board of Directors of International Museum of Photography at
George Eastman House.
Paul Fitzsimmons,
Assistant Vice President                    Assistant Vice President of HarbourView
Asset Management Corporation.
P. Lyman Foster,
Senior Vice President                       Senior Vice President of OppenheimerFunds
Distributor, Inc.
David Foxhoven,
Assistant Vice President                    Assistant Vice President of
OppenheimerFunds Legacy Program.
Colleen M. Franca,
Assistant Vice President                    None
Crystal French,
Vice President                              None
Dan P. Gangemi,
Vice President                              None
Dan Gagliardo,
Assistant Vice President                    Formerly an Assistant Vice President with
Mitchell Hutchins (January 2000-October 2000).
Subrata Ghose,
Assistant Vice President                    None
Charles W. Gilbert,
Assistant Vice President                    None
Alan C. Gilston,
Vice President                              None
Sharon M. Giordano,
Assistant Vice President                    None
Jill E. Glazerman,
Vice President                              None
Paul M. Goldenberg,
Vice President                              None
Mike Goldverg,
Assistant Vice President                    None
Bejamin J. Gord,
Vice President                              Vice President of HarbourView Asset
Management Corporation. Formerly Executive Director with Miller Anderson Sherrerd, a division of Morgan Stanley Investment Management. (April 1992-March 2002).
Laura Granger,
Vice President                              Formerly a portfolio manager at Fortis
Advisors (July 1998-October 2000).
Robert Grill,
Senior Vice President                       None
Robert Guy,
Senior Vice President                       None
David Hager,
Vice President                              None
Robert Haley,
Assistant Vice President                    None
Marilyn Hall,
Vice President                              None
Kelly Haney,
Assistant Vice President                    None
Thomas B. Hayes,
Vice President                              None
Dorothy F. Hirshman,
Vice President                              None
Merryl I. Hoffman,
Vice President & Senior Counsel             As of December 2001: Secretary of
HarbourView Asset Management Corporation, OFI Private Investments, Inc. and OFI
Institutional Asset Management, Inc.; Assistant Secretary of OppenheimerFunds Legacy
Program.
Scott T. Huebl,
Vice President                              Assistant Vice President of
OppenheimerFunds Legacy Program.
Margaret Hui,
Assistant Vice President                    None
John Huttlin,
Vice President                              None
James G. Hyland,
Assistant Vice President                    None
Steve P. Ilnitzki,
Senior Vice President                       Formerly Vice President of Product
Management at Ameritrade (until March 2000).
Kathleen T. Ives,
Vice President & Assistant Counsel          Vice President of OppenheimerFunds
Distributor, Inc.; Vice President and Assistant Secretary of Shareholder Services,
Inc.; Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder Financial
Services, Inc.
William Jaume,
Vice President                              Senior Vice President and Chief Compliance
Officer (since April 2000) of HarbourView Asset Management Corporation; and of OFI
Institutional Asset Management, Inc. (since February 2001).
Frank V. Jennings,
Vice President                              None
John Jennings,
Vice President                              None
John Michael Johnson,
Assistant Vice President                    Formerly Vice President, Senior
Analyst/Portfolio Manager at Aladdin Capital Holdings Inc. (February 2001-May 2002)
prior to which he was Vice President and Senior Analyst at Merrill Lynch Investment
Managers (October 1996-February 2001).
Lewis A. Kamman,
Vice President                              None
Jennifer E. Kane,
Assistant Vice President                    None.
Lynn O. Keeshan,
Senior Vice President                       None
Thomas W. Keffer,
Senior Vice President                       None
Cristina J. Keller,
Vice President                              Vice President of OppenheimerFunds
Distributor, Inc.
Michael Keogh,
Vice President                              None
Garrett K. Kolb,
Assistant Vice President                    None
Walter G. Konops,
Assistant Vice President                    None
Avram D. Kornberg,
Senior Vice President                       None
James Kourkoulakos,
Vice President                              None
Guy E. Leaf,
Vice President                              Vice President of Merrill Lynch (January
2000-September 2001.
Christopher M. Leavy,
Senior Vice President                       Formerly Vice President and portfolio
manager at Morgan Stanley Investment Management (1997-September 2000).
Dina C. Lee,
Assistant Vice President & Assistant Counsel
Formerly an attorney with Van Eck Global (until December 2000).
Laura Leitzinger,
Vice President                              Vice President of Shareholder Financial
Services, Inc.
Michael S. Levine,
Vice President                              None
Gang Li,
Assistant Vice President                    None
Shanquan Li,
Vice President                              None
Mitchell J. Lindauer,
Vice President & Assistant General Counsel  None
Bill Linden,
Assistant Vice President                    None
Malissa B. Lischin,
Assistant Vice President                    Assistant Vice President of
OppenheimerFunds Distributor, Inc.
Reed Litcher,
Vice President                              None
David P. Lolli,
Assistant Vice President                    None
Daniel G. Loughran
Vice President: Rochester Division          None
Patricia Lovett,
Vice President                              Vice President of Shareholder Financial
Services, Inc. and Senior Vice President of Shareholder Services, Inc.
Steve Macchia,
Vice President                              None
Angelo G. Manioudakis
Senior Vice President                       Senior Vice President of HarbourView Asset
Management Corporation. Formerly Executive Director and portfolio manager for Miller,
Anderson & Sherrerd, a division of Morgan Stanley Investment Management (August
1993-April 2002).
Marianne Manzolillo,
Assistant Vice President                    None
Philip T. Masterson,
Vice President & Assistant Counsel          None
Charles L. McKenzie,
Senior Vice President                       Senior Vice President of HarbourView Asset
Management Corporation and OFI Institutional Asset Management Corporation.
Lisa Migan,
Assistant Vice President                    None
Andrew J. Mika,
Senior Vice President                       None
Joy Milan,
Vice President                              None
Denis R. Molleur,
Vice President & Senior Counsel             None
Nikolaos D. Monoyios,
Vice President                              None
Charles Moon,
Vice President                              Vice President of HarbourView Asset
Management Corporation. Formerly an Executive Director and Portfolio Manager with
Miller Anderson & Sherrerd, a division of Morgan Stanley Investment Management (June
1999-March 2002).
John Murphy,
Chairman, President, Chief Executive Officer & Director
Director of OppenheimerFunds Distributor, Inc., Centennial Asset Management
Corporation, HarbourView Asset Management Corporation, OFI Private Investments, Inc.,
OFI Institutional Asset Management, Inc. and Tremont Advisers, Inc.; Director (Class
A) of Trinity Investments Management Corporation; President and Director of
Oppenheimer Acquisition Corp., Oppenheimer Partnership Holdings, Inc., Oppenheimer
Real Asset Management, Inc.; Chairman and Director of Shareholder Financial Services,
Inc. and Shareholder Services, Inc.; Executive Vice President of MassMutual Life
Insurance Company; director of DLB Acquisition Corp.

Thomas J. Murray,
Vice President                              None
Kenneth Nadler,
Vice President                              None
David Negri,
Senior Vice President                       Senior Vice President of HarbourView Asset
Management Corporation.
Richard Nichols,
Vice President                              None
Barbara Niederbrach,
Assistant Vice President                    None
Raymond C. Olson,
Assistant Vice President                    Assistant Vice President and Treasurer of
OppenheimerFunds Distributor, Inc.; Treasurer of Centennial Asset Management
Corporation.
Frank J. Pavlak,
Vice President                              None
David P. Pellegrino,
Vice President                              None
Allison C. Pells,
Assistant Vice President                    None
James F. Phillips,
Vice President                              None
Raghaw Prasad,
Assistant Vice President
Jane C. Putnam,
Vice President                              None
Michael E. Quinn,
Vice President                              None
Julie S. Radtke,
Vice President                              None
Norma J. Rapini,
Assistant Vice President:
Rochester Division                          None
Thomas P. Reedy,
Vice President                              Vice President (since April 1999) of
HarbourView Asset Management Corporation.
Brian N. Reid,
Assistant Vice President                    Formerly an Assistant Vice President with
Eaton Vance Management (January 2000-January 2002).
Kristina Richardson,
Assistant Vice President                    None
David Robertson,
Senior Vice President                       Senior Vice President of OppenheimerFunds
Distributor, Inc.
Rob Robis,
Assistant Vice President                    None
Antoinette Rodriguez,
Assistant Vice President                    None
Jeffrey S. Rosen,
Vice President                              None
Andrew Ruotolo
Executive Vice President and Director       President and director of Shareholder
Services, Inc. and Shareholder Financial Services, Inc., Director (Class A) of Trinity
Investment Management Corporation
David Schultz,
Senior Vice President                       Chief Executive Officer, President & Senior
Managing Director & Director of OFI Institutional Asset Management, Inc. and
HarbourView Asset Management Corporation; Director (Class A) and Chairman of Trinity
Investment Management Corporation; Director of Oppenheimer Trust Company.
Ellen P. Schoenfeld,
Vice President                              None
James H. Ruff,
Executive Vice President                    President and director of OppenheimerFunds
Distributor, Inc. and Centennial Asset Management Corporation; Executive Vice
President of OFI Private Investments, Inc.
Jeffrey R. Schneider,
Vice President                              None
Richard H. Rubinstein,
Senior Vice President                       None
Rohit Sah,
Assistant Vice President                    None
Valerie Sanders,
Vice President                              None
Scott A. Schwegel,
Assistant Vice President                    None
Allan P. Sedmak
Assistant Vice President                    None
Jennifer L. Sexton,
Vice President                              Vice President of OFI Private Investments,
Inc.
Martha A. Shapiro,
Vice President                              None
Navin Sharma,
Vice President                              Formerly, Manager at BNP Paribas Cooper
Neff Advisors (May 2001-April 2002) prior to which he was Development Manager at
Reality Online/Reuters America Inc. (June 2000-May 2001).
Steven J. Sheerin,
Vice President                              Formerly consultant with Pricewaterhouse
Coopers (November 2000-May 2001) prior to which he was a Vice President of Merrill
Lynch Pierce Fenner & Smith, Inc. (July 1998-October 2000).
Bonnie Sherman,
Assistant Vice President                    None
David C. Sitgreaves,
Assistant Vice President                    None
Edward James Sivigny
Assistant Vice President                    Formerly a Director for ABN Amro Securities
(July 2001-July 2002) prior to which he was Associate Director for Barclays Capital
(1998-July 2001).
Enrique H. Smith,
Assistant Vice President                    Formerly a business analyst with Goldman
Sachs (August 1999-August 2001).
Richard A. Soper,
Vice President                              None
Louis Sortino,
Assistant Vice President:
Rochester Division                          None
Keith J. Spencer,
Vice President                              None
Marco Antonio Spinar,
Assistant Vice President                    Formerly, Director of Business Operations
at AOL Time Warner, AOL Time Warner Book Group (June 2000-December 2001).
Richard A. Stein,
Vice President: Rochester Division          None
Arthur P. Steinmetz,
Senior Vice President                       Senior Vice President of HarbourView Asset
Management Corporation.
Jayne M. Stevlingson,
Vice President                              None
Gregory J. Stitt,
Vice President                              None
John P. Stoma,
Senior Vice President                       Senior Vice President of OppenheimerFunds
Distributor, Inc.
Wayne Strauss,
Assistant Vice President:
Rochester Division                          None
Michael Stricker,
Vice President                              None
Deborah A. Sullivan,
Assistant Vice President,
Assistant Counsel                           Since December 2001, Secretary of
Oppenheimer Trust Company.
Mary Sullivan,
Assistant Vice President                    None
Kevin L. Surrett,
Assistant Vice President                    None
Susan B. Switzer,
Vice President                              None
Anthony A. Tanner,
Vice President: Rochester Division          None
Paul Temple,
Vice President                              Formerly a Vice President of Merrill Lynch
(October 2001-January 2002) prior to which he was a Vice President with
OppenheimerFunds, Inc. (May 2000-October 5, 2001).
Eamon Tubridy,
Assistant Vice President                    None
James F. Turner,
Vice President                              Formerly portfolio manager for Technology
Crossover Ventures (May 2000-March 2001).
Cameron Ullyat,
Assistant Vice President                    None
Mark S. Vandehey,
Vice President                              Vice President of OppenheimerFunds
Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services,
Inc.
Maureen Van Norstrand,
Assistant Vice President                    None
Vincent Vermette,
Assistant Vice President                    Assistant Vice President of
OppenheimerFunds Distributor, Inc.
Phillip F. Vottiero,
Vice President                              None
Samuel Sloan Walker,
Vice President                              Vice President of HarbourView Asset
Management Corporation.
Teresa M. Ward,
Vice President                              Vice President of OppenheimerFunds
Distributor, Inc.
Darrin L. Watts,
Assistant Vice President                    None
Jerry A. Webman,
Senior Vice President                       Senior Vice President of HarbourView Asset
Management Corporation.
Christopher D. Weiler,
Assistant Vice President:
Rochester Division                          None
Barry D. Weiss,
Vice President                              None
Melissa Lynn Weiss,
Vice President                              Formerly an Associate at Hoguet Newman &
Regal, LLP (January 1998-May 2002).
Christine Wells,
Vice President                              None
Joseph J. Welsh,
Vice President                              None
Diederick Wermolder,
Vice President                              Director of OppenheimerFunds International
Ltd.; Senior Vice President (Managing Director of the International Division) of OFI
Institutional Asset Management, Inc.
Catherine M. White,
Assistant Vice President                    Assistant Vice President of
OppenheimerFunds Distributor, Inc. Formerly, Assistant Vice President with Gruntal &
Co. LLC (September 1998 - October 2000); member of the American Society of Pension
Actuaries (ASPA) since 1995.
William L. Wilby,
Senior Vice President                       Formerly Senior Vice President of
HarbourView Asset Management Corporation (May 1999-July 2002).
Donna M. Winn,
Senior Vice President                       President, Chief Executive Officer and
Director of OFI Private Investments, Inc.; Director and President of OppenheimerFunds
Legacy Program; Senior Vice President of OppenheimerFunds Distributor, Inc.
Kenneth Winston,
Senior Vice President                       Principal at Richards & Tierney, Inc.
(until June 2001).
Brian W. Wixted,
Senior Vice President and
Treasurer                                   Treasurer of HarbourView Asset Management
Corporation; OppenheimerFunds International Ltd., Oppenheimer Partnership Holdings,
Inc., Oppenheimer Real Asset Management Corporation, Shareholder Services, Inc.,
Shareholder Financial Services, Inc., OFI Private Investments, Inc. and OFI
Institutional Asset Management, Inc.; Treasurer and Chief Financial Officer of
Oppenheimer Trust Company; Assistant Treasurer of Oppenheimer Acquisition Corp. and
OppenheimerFunds Legacy Program.
--------------------------------------------- ------------------------------------------------------------------------
Carol Wolf,                                   Serves on the Board of the Colorado Ballet.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kurt Wolfgruber,                              Director of Tremont Advisers, Inc. (as of January 2002).
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Caleb C. Wong,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Edward C. Yoensky,                            None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert G. Zack                                General Counsel and Director of OppenheimerFunds Distributor, Inc.;
Senior Vice President and                     General Counsel of Centennial Asset Management Corporation; Senior
General Counsel                               Vice President and General Counsel of HarbourView Asset Management
                                              Corporation and OFI Institutional Asset Management, Inc.; Senior Vice
                                              President, General Counsel and Director of Shareholder Financial
                                              Services, Inc., Shareholder Services, Inc., OFI Private Investments,
                                              Inc. and Oppenheimer Trust Company; Vice President and Director of
                                              Oppenheimer Partnership Holdings, Inc.; Secretary of OAC Acquisition
                                              Corp.; Director and Assistant Secretary of OppenheimerFunds
                                              International Ltd.; Director of Oppenheimer Real Asset Management,
                                              Inc.; Vice President of OppenheimerFunds Legacy Program.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jill Zachman,                                 None
Vice President: Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Neal A. Zamore,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mark D. Zavanelli,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Alex Zhou,                                    None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Arthur J. Zimmer,                             Senior Vice President (since April 1999) of HarbourView Asset
Senior Vice President                         Management Corporation.
--------------------------------------------- ------------------------------------------------------------------------

The address of OppenheimerFunds,  Inc., OppenheimerFunds Distributor,  Inc., HarbourView
Asset  Management   Corp.,   Oppenheimer   Partnership   Holdings,   Inc.,   Oppenheimer
Acquisition  Corp.,  OFI  Private  Investments,   Inc.,  OAM  Institutional,   Inc.  and
Oppenheimer Trust Company is 498 Seventh Avenue, New York, New York 10018.

The address of Tremont  Advisers,  Inc. is 555 Theodore Fremd Avenue,  Suite 206-C, Rye,
New York 10580.

The address of OppenheimerFunds  International Ltd. is Bloc C, Irish Life Center,  Lower
Abbey Street, Dublin 1, Ireland.

The address of Trinity  Investment  Management  Corporation  is 301 North Spring Street,
Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter
------------------------------

(a)      OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's
shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in
Part A and B of this Registration Statement and listed in Item 26(b) above (except
Oppenheimer Multi-Sector Income Trust and Panorama Series Fund, Inc.) and for
MassMutual Institutional Funds.

(b)      The directors and officers of the Registrant's principal underwriter are:

Name & Principal
Business Address  Position & Office
with Underwriter  Position and Office
with Registrant
Robert Agan(1)                                Vice President                       None
Janette Aprilante(1)                          Secretary                            None
Jason R. Bach
3264 Winthrop Cricle
Marietta, GA 30067                            Vice President                       None
Kathleen Beichert(1)                          Vice President                       None
Gabriella Bercze(2)                           Vice President                       None
Douglas S. Blankenship
17011 Woodbark
Spring, TX 77379                              Vice President                       None
Tracey Blinzler(1)                            Assistant Vice President             None
Kevin Bonner(1)                               Vice President                       None
L. Scott Brooks(2)                            Vice President                       None
Kevin E. Brosmith
170 Phillip Court
Lake Bluff, IL 60044                          Senior Vice President                None
Jeffrey W. Bryan(2)                           Vice President                       None
Susan Burton
412 Towne Green Circle
Addison, TX 75001                             Vice President                       None
Kathleen Mary Byron
6 Dahlia Drive
Irvine, CA 92618                              Vice President                       None
Robert A. Coli
12 White Tail Lane
Bedminster, NJ 07921                          Vice President                       None
Jill E. Crockett(2)                           Assistant Vice President             None
Jeffrey D. Damia(2)                           Vice President                       None
John Davis(2)                                 Assistant Vice President             None
Stephen J. Demetrovits(2)                     Vice President                       None
Michael W. Dickson
21 Trinity Avenue
Glastonbury, CT 06033                         Vice President                       None
Joseph A. DiMauro
244 McKinley Avenue
Grosse Pointe Farms, MI 48236                 Vice President                       None
Steven Dombrower(w)                           Vice President                       None
George P. Dougherty
4090 Redbud Circle
Doylestown, PA 18901                          Vice President                       None
Cliff H. Dunteman
1196 Fieldstone Dr.
Crystal Lake, IL 60014-1642                   Vice President                       None
John Eiler(2)                                 Vice President                       None
Kent M. Elwell
35 Crown Terrace
Yardley, PA 19067                             Vice President                       None
Gregg A. Everett
7124 Trysail Circle
Tampa, FL 33607                               Vice President                       None
George R. Fahey
9 Townview Court
Flemington, NJ 08822                          Vice President                       None
Eric C. Fallon
10 Worth Circle
Newton, MA 02458                              Vice President                       None
Katherine P. Feld(2)                          Vice President
Assistant Secretary
Mark J. Ferro(2)                              Vice President                       None
Ronald H. Fielding(3)                         Vice President                       None
Patrick W. Flynn (1)                          Senior Vice President                None
John E. Forrest(2)                            Senior Vice President                None
John ("J) Fortuna(2)                          Vice President                       None
P. Lyman Foster(2)                            Senior Vice President                None
Luiggino J. Galleto
10302 Riesling Court
Charlotte, NC 28277                           Vice President                       None
Michelle M. Gans
2700 Polk Street, Apt. #9
San Francisco, CA 94109                       Vice President                       None
Lucio Giliberti
6 Cyndi Court
Flemington, NJ 08822                          Vice President                       None
Raquel Granahan(2)                            Vice President                       None
Ralph Grant(2)                                Senior Vice President                None
Michael D. Guman
3913 Pleasant Avenue
Allentown, PA 18103                           Vice President                       None
Tonya N. Hammet
2612 W. Grand Reserve Circle #227
Clearwater, FL 33759                          Assistant Vice President             None
Clifford W. Heidinger
90 Gates Street
Portsmouth, NH 03801                          Vice President                       None
Phillipe D. Hemery
184 Park Avenue
Rochester, NY 14607                           Vice President                       None
Elyse R. Jurman Herman
1194 Hillsboro Mile, Villa 51
Hillsboro Beach, FL  33062                    Vice President                       None
Wendy G. Hetson
4 Craig Street
Jericho, NY 11753                             Vice President                       None
Kristen L. Heyburn
2315 Mimosa Drive #2
Houston, TX 77019                             Vice President                       None
William E. Hortz(2)                           Vice President                       None
Edward Hrybenko(2)                            Vice President                       None
Brian F. Husch(2)                             Vice President                       None
Richard L. Hymes(2)                           Assistant Vice President             None
Kathleen T. Ives(1)                           Vice President
Assistant Secretary
Eric K. Johnson
28 Oxford Avenue
Mill Valley, CA 94941                         Vice President                       None
Mark D. Johnson
15792 Scenic Green Court
Chesterfield, MO 63017                        Vice President                       None
John S. Kavanaugh
2 Cervantes, Apt. #301
San Francisco, CA 94123                       Vice President                       None
Christina J. Keller(2)                        Vice President                       None
Brian G. Kelly
60 Larkspur Road
Fairfield, CT 06430                           Vice President                       None
Michael Keogh(2)                              Vice President                       None
Lisa Klassen(1)                               Assistant Vice President             None
Richard Klein
4820 Fremont Avenue So.
Minneapolis, MN 55409                         Senior Vice President                None
Richard Knott(2)                              Vice President                       None
Dean Kopperud(2)                              Senior Vice President                None
Brent A. Krantz
P. O. Box 1313
Seahurst, WA 98062                            Senior Vice President                None
David T. Kuzia
9697 S. Golden Eagle Dr.
Highlands, CO 80126                           Vice President                       None
Tracey Lange(2)                               Vice President                       None
Paul R. LeMire                                Vice President                       None
Dawn Lind
21 Meadow Lane
Rockville Centre, NY 11570                    Vice President                       None
Malissa Lischin(2)                            Assistant Vice President             None
James V. Loehle
30 Wesley Hill Lane
Warwick, NY 10990                             Vice President                       None
John J. Lynch
5341 Ellsworth
Dallas, TX 75206                              Vice President                       None
Mark Macken
462 Lincoln Avenue
Sayville, NY 11782                            Vice President                       None
Michael Magee(2)                              Vice President                       None
Steven C. Manns
1941 W. Wolfram
Chicago, IL 60657                             Vice President                       None
Todd A. Marion
3 St. Marks Place
Cold Spring Harbor, NY 11724                  Vice President                       None
David M. Martin
10155 S. Woodrose Lane
Highlands Ranch, CO 80126                     Vice President                       None
LuAnn Mascia(2)                               Assistant Vice President             None
Theresa-Marie Maynier
2421 Charlotte Drive
Charlotte, NC 28203                           Vice President                       None
Anthony P. Mazzariello
704 Beaver Road
Leetsdale, PA 15056                           Vice President                       None
John C. McDonough
3812 Leland Street
Chevy Chase, MD 20815                         Vice President                       None
Kent C. McGowan
18424 12th Avenue West
Lynnwood, WA 98037                            Vice President                       None
John V. Murphy(2)                             Director
President, Principal Executive Officer and Trustee/Director
Wendy Jean Murray
32 Carolin Road
Upper Montclair, NJ 07043                     Vice President                       None
Christina Nasta(2)                            Assistant Vice President             None
Kevin P. Neznek(2)                            Vice President                       None
Chad V. Noel
2408 Eagleridge Drive
Henderson, NV 89014                           Vice President                       None
Raymond C. Olson(1)                           Assistant Vice President & Treasurer None
Gayle E. Pereira
2707 Via Arboleda
San Clemente, CA 92672                        Vice President                       None
Brian C. Perkes
8734 Shady Shore Drive
Frisco, TX 75034                              Vice President                       None
Charles K. Pettit
22 Fall Meadow Drive
Pittsford, NY 14534                           Vice President                       None
William L. Presutti
238 Kemp Avenue
Fair Haven, NJ 07704                          Vice President                       None
Elaine Puleo-Carter(2)                        Senior Vice President                None
Christopher L. Quinson
19 Cayuga Street
Rye, NY 10580                                 Vice President                       None
Minnie Ra
100 Dolores Street, #203
Carmel, CA 93923                              Vice President                       None
Heather Rabinowitz(2)                         Assistant Vice President             None
Gary D. Rakan
25031 Woodridge Triangle
Farmington, MI 48335                          Vice President                       None
Michael A. Raso
16 N. Chatsworth Ave., Apt. 301
Larchmont, NY 10538                           Vice President                       None
Douglas Rentschler
677 Middlesex Road
Grosse Pointe Park, MI 48230                  Vice President                       None
Louis H. Reynolds                             Vice President                       None
Michelle Simone Richter(2)                    Vice President                       None
Ruxandra Risko(2)                             Vice President                       None
David R. Robertson(2)                         Senior Vice President                None
Kenneth A. Rosenson
24753 Bantage Point Terr.
Malibu, CA 90265                              Vice President                       None
James H. Ruff(2)                              President & Director                 None
William R. Rylander
85 Evergreen Road
Vernon, CT 06066                              Vice President                       None
Thomas Sabow(2)                               Vice President                       None
Alfredo Scalzo
9616 Lake Chase Island Way
Tampa, FL 33626                               Vice President                       None
Michael Sciortino
785 Beau Chene Drive
Mandeville, LA 70471                          Vice President                       None
Eric Sharp
862 McNeill Circle
Woodland, CA 95695                            Vice President                       None
Debbie Simon(2)                               Vice President                       None
Douglas Bruce Smith
808 South 194th Street
Seattle,WA 98148                              Vice President                       None
William A. Spetrino
7631 Yennicook Way
Hudson, OH 44236                              Vice President                       None
Bryan Stein(2)                                Vice President                       None
John Stoma(2)                                 Senior Vice President                None
Brian C. Summe
239 N. Colony Drive
Edgewood, KY 41017                            Vice President                       None
Michael Sussman(2)                            Assistant Vice President             None
George T. Sweeney
5 Smoke House Lane
Hummelstown, PA 17036                         Senior Vice President                None
 Scott McGregor Tatum
 704 Inwood
Southlake, TX 76092                           Vice President                       None
James Taylor(2)                               Assistant Vice President             None
Martin Telles(2)                              Senior Vice President                None
David G. Thomas
1328 N. Cleveland Street
Arlington, VA 22201                           Vice President                       None
Bryan K.Toma
14575 S. Gallery
Olathe, KS 66062                              Vice President                       None
Floyd A. Tucker
1930 W. Barry Ave., #2
Chicago, IL 60657                             Vice President                       None
Tanya Valency(2)                              Vice President                       None
Mark Vandehey(1)                              Vice President                       None
Vincent Vermete                               Assistant Vice President             None
Teresa Ward(1)                                Vice President                       None
Michael J. Weigner
4905 W. San Nicholas Street
Tampa, FL 33629                               Vice President                       None
Donn Weise
3249 Earlmar Drive
Los Angeles, CA 90064                         Vice President                       None
Catherine White(2)                            Assistant Vice President             None
Thomas Wilson(2)                              Vice President                       None
Donna Winn(2)                                 Senior Vice President                None
Philip Witkower(2)                            Senior Vice President                None
Cary Patrick Wozniak
18808 Bravata Court
San Diego, CA 92128                           Vice President                       None
Gregor D. Yuska
16035 Canterbury Estates Dr.
Ellisville, MO 63021                          Vice President                       None
Robert G. Zack(2)                             General Counsel & Director
Secretary

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)498 Seventh Avenue, New York, NY 10018
(3)350 Linden Oaks, Rochester, NY 14623

(c)      Not applicable.

Item 28.  Location of Accounts and Records
------------------------------------------

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803
South Tucson Way, Englewood, Colorado 80112.

Item 29.  Management Services
-----------------------------

Not applicable

Item 30.  Undertakings
----------------------

Not applicable.

                                       SIGNATURES

Pursuant  to the  requirements  of the  Securities  Act of 1933  and/or  the  Investment
Company Act of 1940, the Registrant  certifies  that it meets all the  requirements  for effectiveness  of  this  Registration  Statement  pursuant  to  Rule  485(b)  under  the
Securities Act of 1933 and has duly caused this  Registration  Statement to be signed on its behalf by the undersigned,  thereunto duly  authorized,  in the City of New York and
State of New York on the 21st day of October, 2002.

                                    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

                                                 By: /s/ John V. Murphy*

                                                    John V. Murphy,
                                                    President, Principal
                                                    Executive Officer & Trustee

Pursuant  to  the  requirements  of  the  Securities  Act  of  1933,  this  Registration
Statement  has been  signed  below by the  following  persons in the  capacities  on the dates indicated:

Signatures                                           Title                      Date

/s/ Leon Levy*                                       Chairman of the            October 21, 2002
-------------------------------------                Board of Trustees
Leon Levy                                            and Trustee

/s/ Donald W. Spiro*                                 Vice Chairman              October 21, 2002
-------------------------------------                of the Board and Trustee
Donald W. Spiro

/s/ John V. Murphy*                                  President, Principal       October 21, 2002
-------------------------------------                Executive Officer & Trustee
John V. Murphy

/s/ Brian W. Wixted*                                 Treasurer, Principal       October 21, 2002
-------------------------------------                Financial and Accounting
Brian W. Wixted                                      Officer

/s/ Robert G. Galli*                                 Trustee                    October 21, 2002
-------------------------------------
Robert G. Galli

/s/ Phillip A. Griffiths*                            Trustee                    October 21, 2002
------------------------------------
Phillip A. Griffiths

/s/ Benjamin Lipstein*                               Trustee                    October 21, 2002
-------------------------------------
Benjamin Lipstein

/s/ Joel W. Motley*                                  Trustee                    October 21, 2002
------------------------
Joel W. Motley

/s/ Elizabeth B. Moynihan*                           Trustee                    October 21, 2002
-------------------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*                              Trustee                    October 21, 2002
-------------------------------------
Kenneth A. Randall

/s/ Edward V. Regan*                                 Trustee                    October 21, 2002
-------------------------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*                        Trustee                    October 21, 2002
-------------------------------------
Russell S. Reynolds, Jr.

/s/ Clayton K. Yeutter*                              Trustee                    October 21, 2002
-------------------------------------
Clayton K. Yeutter

*By: /s/ Robert G. Zack
---------------------------------------------
Robert G. Zack, Attorney-in-Fact

                      Oppenheimer International Small Company Fund
                                     Exhibit Index

Item                                        Description
----                                        -----------

23(a)(ii)                           Amendment No. 1 to Amended and Restated  Declaration
                                    of Trust dated 9/10/02

23(j)                               Independent Auditors' Consent

23(m)(i)(a)                         Amended and Restated  Service Plan and Agreement for
Class A
                                    Shares dated 6/14/02

23(o)(ii)                           Power  of  Attorney   for  Joel  Motley   (including
Certified Board
                                    Resolution)